Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940]

Amendment No. 84	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B

The Commodore Spirit®

File No. 333-19725

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information; Appendix A

(b) Financial Statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio Companies	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Not Applicable

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

(f) Operating expenses	The Separate Account

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

(b) (i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Persons with Rights Under a Contract

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocation to Investment Options; Account Value

(b) Valuation	Definitions; Charges and Deductions

(c) Daily calculation	Definitions; Purchase Payments and Allocation to Investment Options

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) By owner By annuitant	Withdrawals and Surrenders Not Applicable

(b) Texas Optional Retirement Program	Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

1

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Services: Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Performance Information: Standardized Yield for the Money Market Accounts

(b) Other Subaccounts	(SAI) Performance Information

22. Annuity Payments	(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2016

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Contract currently offers Subaccount that invest in the corresponding Portfolios listed below.

American Century Variable Portfolios, Inc.	Janus Aspen Series
-Capital Appreciation Fund-Class I	-Balanced Portfolio-Institutional Shares
-Large Company Value Fund-Class I	-Enterprise Portfolio-Institutional Shares
-Mid Cap Value Fund-Class I	-Forty Portfolio-Institutional Shares
-Ultra® Fund-Class I	-Janus Portfolio-Institutional Shares
-Overseas Portfolio-Institutional Shares
Deutsche Investments VIT Funds
-Deutsche Small Cap Index VIP-Class A	Morgan Stanley-The Universal Institutional Funds, Inc.(UIF)
-Core Plus Fixed Income Portfolio-Class I
Dreyfus Investment Portfolios	-Mid Cap Growth Portfolio-Class I
-MidCap Stock Portfolio-Service Shares	-U.S. Real Estate Portfolio-Class I
-Technology Growth Portfolio-Initial Shares
ALPS Variable Investment Trust (Morningstar)
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-Morningstar Balanced ETF Asset Allocation Portfolio-Class II
-Morningstar Conservative ETF Asset Allocation Portfolio-Class II
Dreyfus Stock Index Fund, Inc.-Initial Shares	-Morningstar Growth ETF Asset Allocation Portfolio-Class II
-Morningstar Income/Growth ETF Asset Allocation Portfolio-Class II
Dreyfus Variable Investment Fund
-Appreciation Portfolio-Initial Shares	Oppenheimer Variable Account Funds
-Government Money Market Portfolio	-Capital Appreciation Fund/VA-Non-Service Shares
-Growth and Income Portfolio-Initial Shares	-Conservative Balanced Fund/VA-Non-Service Shares
-Opportunistic Small Cap Portfolio-Initial Shares	-Main Street Fund® /VA-Non-Service Shares

Franklin Templeton Variable Insurance Products Trust	PIMCO Variable Insurance Trust
Templeton Foreign VIP Fund-Class 2	-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Invesco Variable Insurance Funds+
- American Value Fund-Series I Shares	Wilshire Variable Insurance Trust
-Comstock Fund-Series I Shares	-2015 ETF Fund
-Core Equity Fund-Series I Shares	-2025 ETF Fund
-Diversified Dividend Fund-Series I Share	-2035 ETF Fund
-Global Health Care Fund-Series I Shares
-High Yield Fund-Series I Shares
-Mid Cap Growth Fund-Series I Shares
-Small Cap Equity Fund-Series I Shares

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
–	Dreyfus VIF Government Money Market Fund: On or about April 30, 2016, Dreyfus VIF Money Market Portfolio was renamed Dreyfus VIF Government Money Market Portfolio. The Portfolio will invest at least 99.5% of its assets in government securities, cash or repurchase agreements that are fully collateralized.
–	Morningstar Balanced ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

–	Morningstar Conservative ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.
–	Morningstar Growth ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.
–	Morningstar Income and Growth ETF Asset Allocation Portfolio: On or about April 30, 2016, Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth Asset Allocation Portfolio.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Value Portfolio	April 30, 2015
Janus Aspen Series: Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account Option	• Fixed Account Option Five-Year Guarantee Period

• Fixed Account Option One-Year Guarantee Period	• Fixed Account Option Seven-Year Guarantee Period

• Fixed Account Option Three-Year Guarantee Period

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2016 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2016, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The SEC file number for the Contract is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Our contract and certificate form numbers A801-BD(NQRev.3/97)-3, A801-BD(QRev.3/97)-3, G801-BD(97)-3, C801-BD(97)-3, G801-BD(04)-3, C801-BD(04)-3, P1809003NW, P1809103NW, P2008603NW, and P2008703NW. Our form numbers may vary by state.

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Version	Enhanced Group Version	Enhanced Group Version with Administration Charge Waived
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

All contract owners may receive the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the Contract. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.27%	1.10%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Dreyfus IP Mid Cap Stock Portfolio and the Invesco V.I. American Value Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2015. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and each Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.11%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$988	$1,424	$1,948	$3,918
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$288	$924	$1,6548	$3,918

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$903	$1,155	$1,477	$2,839
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$203	$655	$1,177	$2,839

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2015, or from the end of the year of inception of a Subaccount, if later, to December 31, 2015; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	We may not be able to pay claims related to the annuity or death benefits.

•	A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

•	A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each Purchase Payment. The CDSC percentage decreases over by 1% annually to 0% after seven years from the date of receipt of each Purchase Payment.

The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2015 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Capital Appreciation	Class I	American Century Investment Management	US equity mid cap: mid-cap growth

Large Company Value Fund	Class I	American Century Investment Management	US equity large cap value: large value

Mid Cap Value Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap value

Ultra® Fund	Class I	American Century Investment Management	US equity large cap growth: large growth

Davis Variable Account Fund, Inc.

Value Portfolio	n/a	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	US equity large cap blend: large blend

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP	Class A	Deutsche Investment Management Americas	US equity small cap: small blend

Dreyfus Portfolios

Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology

The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	US equity large cap blend: large blend

Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

Dreyfus Variable Investment Funds Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend

Dreyfus Variable Investment Funds Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable

Dreyfus Variable Investment Funds Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth

Dreyfus Variable Investment Funds Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small blend

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel	Global equity large cap: foreign large value

Invesco Variable Insurance Funds

Invesco V.I. American Value Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap blend

Invesco V.I. Comstock Fund	Series I	Invesco Advisors	US equity large cap value: large value

Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	US equity large cap blend: large blend

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY

Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisors	US equity large cap value: large value

Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Healthcare sector equity: health

Invesco V.I. High Yield Fund	Series I	Invesco Advisors	High yield fixed income: high yield bond

Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap growth

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	US equity small cap: small blend

Janus Aspen Series

Balanced Portfolio	Institutional	Janus Capital Management	Moderate allocation: moderate allocation

Enterprise Portfolio	Institutional	Janus Capital Management	US equity mid cap: mid-cap growth

Forty Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth

Janus Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth

Overseas Portfolio	Institutional	Janus Capital Management	Global equity large cap: foreign large blend

Morgan Stanley—The Universal Institutional Funds, Inc. (UIF)

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate-term bond

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Real estate sector equity: real estate
ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation

Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA	Non-Service	OppenheimerFunds	US equity large cap growth: large growth

Conservative Balanced Fund/VA	Non-Service	OppenheimerFunds	Cautious allocation: conservative allocation

Main Street Fund®/VA	Non-Service	OppenheimerFunds	US equity large cap blend: large blend

PIMCO Variable Insurance Trust

Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust

2015 ETF Fund	n/a	Wilshire Associates	Target date 2000-2020: target date 2011-2015

2025 ETF Fund	n/a	Wilshire Associates	Target Date 2021-2045: target date 2021-2025

2035 ETF Fund	n/a	Wilshire Associates	Target date 2021-2045: target date 2031-2035

Note for Deutsche Investments VIT Funds. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•	If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•	If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.
Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.
Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.

•	Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 – $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•	If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 – $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7+
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

•    Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•    In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•    Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•    If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•    Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•    If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•    See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•    Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

•    During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•    During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•    In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•    During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•    Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•    Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract.

Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Note: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note: Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115.

The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•    Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•    Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be an amount equal to the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)	The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be an amount equal to the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)	The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and our Account Value is $90,000,

•	the “largest Account Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	–10,000

Purchase Payments increased by interest and and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	–10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	–15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	High Value	X 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	–15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$200,000	200% Purchase Payments	x 11.1111%	Percentage Reduction	= $22,222	Proportional Reduction

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	–22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit that otherwise would have been payable, as of the date that would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any Purchase Payments applied to the Contract after that date. There is no additional charge associated with this feature.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan, and you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts

Plan Types

¡   IRC §408 (IRA, SEP, SIMPLE IRA)

¡   IRC §408A (Roth IRA)

¡   IRC §403(b) (Tax-Sheltered Annuity)

¡   IRC §401 (Pension, Profit–Sharing, 401(k))

¡   Governmental IRC §457(b)

¡   IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		¡ IRC §409A ¡ Nongovernmental IRC §457(b) ¡ IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the Internal Revenue Code and the terms of the retirement plan		None

Distribution Restrictions	Distributions from plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions, or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the Internal Revenue Code and the terms of the retirement plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The Internal Revenue Code or the terms of a retirement plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be exchanged for another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code. Amounts may be exchanged into a non-tax-qualified Contract from a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract on a tax-free basis as permitted by the Internal Revenue Code.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

All Contracts are generally subject to required distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The SEC file number for the Contract is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Compensation Paid to GAA
State Regulations	Additional Compensation Paid to Selected Selling Firms
Separate Account and Subaccounts	Performance Information
Portfolios	Standardized Total Return—Average Annual Total Return
General Information	Adjusted Historical Total Return
Revenue We Receive from the Portfolios and/or Their Service Providers	Non-Standardized Total Return—Cumulative Total Return
Services	Standardized Yield for the Money Market Subaccount
Telephone, Facsimile and Internet Instructions for Transfer Requests	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income

Tax Deferral on Non-Tax-Qualified Contracts

Financial Statements

Copies of the Statement of Additional Information dated May 1, 2016 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
10.850824	582,161.791	10.906648	2,393.518	10.934561	667.110	12/31/15
10.796387	624,423.751	10.818977	2,356.955	10.830250	862.040	12/31/14
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
15.219626	137,942.885	15.741616	628.375	16.008379	8,690.223	12/31/15
16.061236	160,682.405	16.561636	561.806	16.816791	9,035.135	12/31/14
14.431820	175,214.841	14.836291	571.713	15.042053	9,459.965	12/31/13
11.144510	186,739.566	11.422098	524.589	11.563002	5,635.675	12/31/12
9.711168	214,654.017	9.922696	318.584	10.029814	3,584.109	12/31/11
9.739897	221,618.541	9.921895	286.016	10.013853	393.296	12/31/10
8.901355	251,200.267	9.040175	408.687	9.110166	276.061	12/31/09
7.520419	292,792.476	7.614507	586.278	7.661835	212.809	12/31/08
12.161971	382,937.244	12.276538	562.471	12.334045	161.673	12/31/07
12.494572	420,902.275	12.573776	280.955	12.613437	125.863	12/31/06
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
23.175701	258,198.401	23.970544	543.419	24.376526	8,266.712	12/31/15
23.846341	288,924.804	24.589295	1,074.156	24.967893	8,684.600	12/31/14
20.773235	339,492.663	21.355435	1,046.925	21.651433	8,069.327	12/31/13
16.191909	372,125.285	16.595210	1,045.844	16.799792	6,345.659	12/31/12
14.117831	438,456.612	14.425323	1,594.419	14.580948	3,634.414	12/31/11
14.417878	512,668.298	14.687266	1,820.735	14.823288	491.989	12/31/10
12.261657	554,495.560	12.452868	1,805.921	12.549202	0.000	12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.749980	0.000	12/31/08
12.830516	824,409.182	12.951404	1,978.442	13.012035	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.447669	0.000	12/31/06
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
17.925624	255,811.355	18.540400	2,535.016	18.854464	3,749.147	12/31/15
17.107295	296,099.861	17.640295	2,469.784	17.911967	3,740.186	12/31/14
15.773566	323,332.417	16.215644	2,441.769	16.440460	3,376.867	12/31/13
11.670588	343,466.575	11.961288	3,573.179	12.108775	2,630.147	12/31/12
10.390341	382,563.084	10.616660	4,254.932	10.731230	2,115.876	12/31/11
10.426360	425,837.801	10.621190	7,693.772	10.719593	399.260	12/31/10
9.109140	465,662.403	9.251218	7,296.322	9.322807	399.260	12/31/09
6.869832	518,640.998	6.955803	7,329.338	6.999024	297.949	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.075286	130.840	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.074375	485.952	12/31/06
Deutsche VIT Small Cap Index VIP (formerly DWS Small Cap Index VIP) Fund-Class A (Inception Date 5/1/1999)
24.278397	154,975.609	25.531497	296.326	26.180862	2,967.169	12/31/15
25.809189	175,303.031	27.058880	268.766	27.705078	2,862.239	12/31/14
24.990567	204,381.417	26.121057	262.736	26.704368	2,715.143	12/31/13
18.281495	216,197.887	19.050535	240.525	19.446511	2,386.295	12/31/12
15.950320	246,483.584	16.570592	159.151	16.889302	1,786.098	12/31/11
16.923585	283,164.554	17.528415	171.426	17.838550	540.504	12/31/10
13.579609	294,557.144	14.022277	171.426	14.248812	327.071	12/31/09
10.880984	299,117.876	11.201557	217.385	11.365292	232.865	12/31/08
16.753029	419,825.549	17.193942	153.623	17.418714	103.383	12/31/07
17.321028	452,371.808	17.722591	276.237	17.926929	73.897	12/31/06
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
14.911004	46,573.191	15.309701	397.838	15.512272	5,342.893	12/31/15
15.513096	48,348.286	15.879524	341.424	16.065283	4,764.922	12/31/14
14.077773	72,702.273	14.366547	414.620	14.512605	4,330.179	12/31/13
10.599682	65,350.491	10.784301	360.021	10.877464	3,153.542	12/31/12
9.008668	51,137.405	9.137629	211.394	9.202542	2,825.885	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
9.118201	54,623.667	9.220701	138.711	9.272177	0.000	12/31/10
7.284643	6,059.237	7.344183	0.000	7.374033	0.000	12/31/09
5.459428	6,054.670	5.487338	0.000	5.501304	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.326448	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
20.887553	571,241.425	21.603916	407.640	21.969931	2,422.896	12/31/15
19.955171	614,566.783	20.576893	678.564	20.893838	2,566.640	12/31/14
18.945844	696,116.725	19.476811	1,048.828	19.746873	2,271.775	12/31/13
14.468533	760,683.232	14.828894	3,828.369	15.011755	1,302.878	12/31/12
12.692241	830,225.679	12.968656	4,375.537	13.108589	1,504.317	12/31/11
13.958169	919,000.964	14.218937	5,554.461	14.350654	906.463	12/31/10
10.895130	997,390.377	11.065036	4,874.101	11.150653	818.657	12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.139993	786.393	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.256148	568.074	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.786066	493.194	12/31/06
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
18.091666	343,312.880	19.127115	2,061.589	19.665732	1,018.287	12/31/15
18.954087	384,416.782	19.978033	2,241.578	20.509527	937.748	12/31/14
16.943964	421,241.321	17.805108	2,241.576	18.251125	853.221	12/31/13
12.791488	451,515.106	13.400813	8,371.443	13.715738	752.452	12/31/12
11.586654	484,797.888	12.101538	9,130.068	12.367091	631.853	12/31/11
11.646028	515,234.318	12.126698	8,587.138	12.374074	500.964	12/31/10
10.287151	560,684.875	10.679251	7,795.056	10.880630	0.000	12/31/09
7.800236	579,088.137	8.072969	7,715.712	8.212751	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	12.644827	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	11.844662	0.000	12/31/06
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
22.908763	1,785,686.051	24.219646	15,778.080	24.901892	14,739.385	12/31/15
22.979508	1,962,116.610	24.220689	17,485.162	24.865276	14,887.337	12/31/14
20.547425	2,179,625.801	21.591509	16,677.015	22.132579	13,737.827	12/31/13
15.783917	2,415,631.774	16.535639	19,777.982	16.924374	8,913.129	12/31/12
13.832288	2,653,082.651	14.446851	17,801.509	14.763987	7,607.883	12/31/11
13.769660	2,952,544.404	14.337884	16,707.673	14.630486	6,314.989	12/31/10
12.160550	3,157,298.781	12.623970	14,673.632	12.862112	4,483.990	12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	10.278672	3,454.321	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	16.509660	1,009.877	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	15.836519	532.986	12/31/06
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
21.682243	351,273.960	22.922927	551.498	23.568335	4,423.113	12/31/15
22.546786	380,145.995	23.764559	544.476	24.396672	4,276.221	12/31/14
21.155122	418,467.616	22.230051	535.478	22.786800	4,112.458	12/31/13
17.716660	480,698.667	18.560388	1,500.955	18.996453	3,838.950	12/31/12
16.272277	530,768.195	16.995212	1,550.488	17.368050	2,656.358	12/31/11
15.138504	574,110.520	15.763195	1,560.588	16.084677	75.249	12/31/10
13.314101	646,153.835	13.821459	2,554.564	14.082019	53.885	12/31/09
11.017708	708,576.070	11.402845	3,921.416	11.600224	30.664	12/31/08
15.862343	863,904.016	16.366759	3,664.796	16.624757	17.568	12/31/07
15.017729	946,182.350	15.447987	4,551.668	15.667624	0.000	12/31/06
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
19.531634	178,509.330	20.649363	390.149	21.230935	1,112.461	12/31/15
19.500115	202,650.208	20.553450	513.659	21.100324	1,444.101	12/31/14
17.966939	226,651.886	18.879977	499.416	19.352985	1,455.617	12/31/13
13.321838	256,128.605	13.956353	5,161.119	14.284381	735.182	12/31/12
11.443593	267,262.291	11.952080	4,813.443	12.214396	704.263	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
11.939359	304,183.806	12.432089	4,442.428	12.685752	4.044	12/31/10
10.209163	333,618.716	10.598240	4,148.936	10.798137	4.044	12/31/09
8.039857	397,593.350	8.320928	3,603.879	8.465028	4.044	12/31/08
13.684704	484,210.513	14.119889	3,131.987	14.342553	4.044	12/31/07
12.799045	534,977.589	13.165752	3,400.363	13.353024	0.000	12/31/06
Dreyfus VIF Government Money Market Portfolio (formerly Dreyfus VIF Money Market Portfolio)(Inception Date 7/15/1997)
1.129593	2,544,081.048	1.186727	37,601.118	1.216187	100,173.954	12/31/15
1.143772	2,249,655.714	1.197729	45,802.103	1.225682	49,281.981	12/31/14
1.157951	2,752,059.241	1.208733	44,065.536	1.235177	44,726.980	12/31/13
1.172130	3,400,012.115	1.219739	46,883.550	1.244672	34,550.351	12/31/12
1.186386	4,042,444.467	1.230805	43,697.057	1.254221	22,403.491	12/31/11
1.200448	4,830,483.049	1.241697	42,561.820	1.263611	15,198.019	12/31/10
1.214495	5,766,256.197	1.252565	45,108.568	1.272974	11,666.616	12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.281179	3,284.131	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.265595	7.177	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.227578	0.000	12/31/06
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
18.628278	318,395.693	19.694616	364.442	20.249677	631.417	12/31/15
19.333190	353,830.748	20.377820	335.932	20.920413	1,137.138	12/31/14
19.299985	392,346.554	20.281036	304.495	20.789513	806.254	12/31/13
13.176728	439,984.821	13.804535	1,780.473	14.129250	239.222	12/31/12
11.085179	470,581.549	11.577904	1,777.376	11.832216	608.696	12/31/11
13.049170	505,999.336	13.587862	2,196.614	13.865307	565.947	12/31/10
10.091016	566,076.124	10.475736	3,327.238	10.673474	594.992	12/31/09
8.120054	592,552.159	8.404032	3,429.651	8.549692	644.201	12/31/08
13.197067	683,423.829	13.616883	3,292.355	13.831817	635.120	12/31/07
15.049986	807,530.215	15.481299	5,517.924	15.701713	516.548	12/31/06
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.471173	159,102.199	11.777849	215.385	11.933697	12,922.191	12/31/15
11.898427	198,242.659	12.179423	219.412	12.321907	16,080.325	12/31/14
11.546536	213,422.095	11.783338	223.175	11.903144	13,588.433	12/31/13
10.468828	263,014.521	10.651102	1,743.840	10.743106	10,673.266	12/31/12
9.582086	220,613.239	9.719178	1,579.763	9.788226	7,632.280	12/31/11
9.804853	213,433.130	9.915011	1,409.932	9.970363	2,636.256	12/31/10
8.907869	186,322.194	8.980628	1,219.928	9.017101	1,018.156	12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.616827	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.124902	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.286371	33,325.588	11.588016	91.320	11.741371	4,501.961	12/31/15
11.587015	40,250.589	11.860580	94.501	11.999347	4,674.011	12/31/14
11.435143	49,479.756	11.669589	610.793	11.788240	4,366.463	12/31/13
11.307621	58,845.157	11.504437	2,043.470	11.603815	3,142.103	12/31/12
10.901054	63,179.716	11.056957	1,896.821	11.135492	1,875.587	12/31/11
10.718686	70,369.207	10.839062	1,744.889	10.899571	416.864	12/31/10
10.218964	63,998.511	10.302376	1,504.883	10.344203	152.048	12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.645794	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.363409	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.197553	187,047.108	11.496910	41.748	11.649053	24,974.807	12/31/15
11.649302	230,981.638	11.924422	41.993	12.063926	23,995.485	12/31/14
11.297881	282,439.876	11.529597	26.457	11.646826	24,988.645	12/31/13
9.831643	311,928.946	10.002842	2,006.072	10.089265	29,541.369	12/31/12
8.831294	325,548.201	8.957666	1,767.898	9.021307	23,401.801	12/31/11
9.298466	292,906.241	9.402949	1,525.288	9.455443	19,638.562	12/31/10

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
8.282285	258,899.931	8.349955	1,308.443	8.383881	10,991.398	12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.790527	4,389.235	12/31/08
9.994910	55,891.199	10.015324	805.328	10.025519	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.327107	44,847.180	11.629898	58.069	11.783766	6,371.244	12/31/15
11.684006	47,542.952	11.959911	58.410	12.099799	9,974.289	12/31/14
11.470964	54,707.898	11.706201	35.377	11.825199	9,992.380	12/31/13
10.839063	78,530.337	11.027762	2,540.031	11.123004	24,783.846	12/31/12
10.191838	70,451.807	10.337621	2,051.426	10.411042	20,552.580	12/31/11
10.225248	72,550.676	10.340093	1,553.507	10.397817	15,416.848	12/31/10
9.525025	73,753.690	9.602792	1,319.783	9.641793	14,836.552	12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.591886	18.461	12/31/08
10.193054	9,987.815	10.213871	805.937	10.224263	0.000	12/31/07
Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
34.837910	203,226.381	36.831769	853.289	37.869676	2,377.098	12/31/15
38.881369	231,791.957	40.981753	1,170.657	42.072790	2,244.343	12/31/14
35.930113	263,974.437	37.756096	1,169.565	38.702592	2,002.222	12/31/13
27.140076	290,678.039	28.432847	1,429.027	29.101539	1,890.713	12/31/12
23.466359	337,061.529	24.509120	1,547.940	25.047366	1,733.768	12/31/11
23.581678	373,350.171	24.554917	1,968.927	25.056260	1,452.874	12/31/10
19.564836	405,313.835	20.310531	2,290.539	20.693868	1,127.798	12/31/09
14.254077	429,690.091	14.752454	5,446.869	15.008140	726.316	12/31/08
24.624489	546,047.920	25.407617	5,239.508	25.808634	396.489	12/31/07
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06
Invesco Comstock Fund-Series I Shares (Inception Date 5/1/2011)
14.023038	464,068.023	14.223964	12,445.683	14.325153	7,614.405	12/31/15
15.127068	549,921.243	15.297214	12,922.494	15.382713	7,248.743	12/31/14
14.025444	593,591.602	14.140141	12,289.555	14.197646	6,818.750	12/31/13
10.461220	669,292.355	10.514778	12,246.413	10.541572	5,859.891	12/31/12
8.899027	788,946.970	8.917305	11,301.176	8.926428	5,085.235	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
15.153952	301,183.936	15.606865	1,212.464	15.837549	2,478.337	12/31/15
16.310261	333,757.874	16.746716	2,071.600	16.968526	2,416.172	12/31/14
15.295791	413,576.950	15.657419	2,035.538	15.840787	2,221.236	12/31/13
12.002368	476,803.908	12.248855	3,349.548	12.373554	2,484.698	12/31/12
10.689653	548,698.728	10.875898	3,343.527	10.969906	2,476.624	12/31/11
10.848006	619,908.793	11.003568	4,671.523	11.081917	141.577	12/31/10
10.042331	638,170.693	10.155438	5,064.866	10.212277	120.484	12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.036226	61.410	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.614400	15.286	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.846037	0.000	12/31/06
Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
15.471471	70,769.549	15.693115	662.559	15.804761	2,484.069	12/31/15
15.373433	77,348.609	15.546330	602.944	15.633236	2,964.503	12/31/14
13.819067	85,781.764	13.932071	514.308	13.988754	3,230.947	12/31/13
10.695708	78,953.087	10.750457	411.372	10.777863	512.350	12/31/12
9.137312	82,836.989	9.156070	307.180	9.165439	329.924	12/31/11
5.552872	156,743.557	5.717504	324.287	5.801496	445.947	12/31/10
5.105057	166,863.342	5.240456	320.689	5.309402	340.535	12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.206499	222.160	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.472081	148.794	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.592983	112.573	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
23.110886	165,270.496	24.160083	550.728	24.701052	4,831.975	12/31/15
22.720334	185,802.251	23.679662	550.728	24.173229	5,128.788	12/31/14
19.255552	195,336.043	20.007688	550.739	20.393828	5,066.877	12/31/13
13.895436	211,794.810	14.394421	550.739	14.650040	1,975.991	12/31/12
11.657407	230,720.226	12.039189	605.538	12.234356	2,044.352	12/31/11
11.373404	252,316.572	11.710286	983.143	11.882155	1,088.089	12/31/10
10.955003	274,749.744	11.245254	904.173	11.393028	920.626	12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.009033	716.591	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.742728	452.451	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.502013	305.222	12/31/06
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
17.042638	111,501.728	17.658726	262.961	17.973878	5,285.524	12/31/15
17.849906	133,047.815	18.439012	216.334	18.739678	6,071.367	12/31/14
17.796241	141,076.361	18.327761	208.149	18.598430	5,643.650	12/31/13
16.866905	142,423.197	17.317952	390.262	17.547102	5,783.246	12/31/12
14.600221	157,990.732	14.944921	352.137	15.119626	1,434.066	12/31/11
14.665988	178,635.311	14.966783	320.571	15.118875	429.175	12/31/10
13.096510	205,734.182	13.324556	212.978	13.439612	368.140	12/31/09
8.693381	215,192.913	8.817948	199.476	8.880649	301.264	12/31/08
11.866015	246,721.437	11.999364	304.725	12.066339	232.319	12/31/07
11.887590	336,558.419	11.984482	257.915	12.033030	176.048	12/31/06
Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 5/1/2012)
14.044154	629,368.749	14.202288	15,051.005	14.281704	7,933.559	12/31/15
14.073889	676,946.467	14.189135	15,062.312	14.246876	8,895.133	12/31/14
13.211916	757,880.351	13.279646	14,238.945	13.313508	8,343.926	12/31/13
9.779536	815,554.470	9.799848	14,349.911	9.809977	7,635.219	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
18.747766	141,141.934	19.390873	214.328	19.719385	4,212.434	12/31/15
20.124852	167,038.832	20.751973	197.770	21.071586	3,598.137	12/31/14
19.939934	183,064.250	20.498848	238.178	20.783040	3,356.473	12/31/13
14.711363	208,253.920	15.077854	179.356	15.263779	2,468.976	12/31/12
13.101043	256,379.488	13.386439	120.842	13.530893	1,047.560	12/31/11
13.383892	236,908.714	13.634006	1,679.531	13.760300	404.592	12/31/10
10.560052	233,790.333	10.724769	2,147.285	10.807756	371.211	12/31/09
8.830277	221,619.162	8.940764	2,135.677	8.996308	250.577	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.223189	83.231	12/31/07
12.572746	59,594.167	12.652463	552.133	12.692358	0.000	12/31/06
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
34.763800	984,117.320	36.752884	3,794.847	37.787773	9,745.240	12/31/15
35.040050	1,086,286.624	36.932463	4,389.384	37.914925	9,638.052	12/31/14
32.751293	1,208,062.460	34.415303	4,522.081	35.277339	8,889.454	12/31/13
27.644471	1,306,046.946	28.960867	6,896.121	29.641370	4,520.706	12/31/12
24.678000	1,444,863.868	25.774254	7,375.211	26.339751	1,783.195	12/31/11
24.624243	1,714,139.143	25.640208	8,743.804	26.163193	1,331.683	12/31/10
23.041572	1,889,388.689	23.919450	8,415.042	24.370407	289.077	12/31/09
18.563244	2,106,521.139	19.212030	10,499.537	19.544625	150.770	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	23.446278	130.164	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	21.416039	38.089	12/31/06
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
35.008152	412,474.159	37.012130	4,232.787	38.054229	3,770.352	12/31/15
34.129797	449,247.759	35.973967	4,354.344	36.930852	3,905.629	12/31/14
30.762138	508,249.496	32.325927	4,884.457	33.135553	3,925.458	12/31/13
23.567783	547,374.229	24.690729	7,027.066	25.270845	2,249.531	12/31/12
20.380175	598,482.932	21.286103	7,006.154	21.753081	922.766	12/31/11
20.966800	671,167.587	21.832445	9,872.960	22.277708	362.170	12/31/10

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
16.896627	773,505.725	17.540879	10,917.383	17.871563	311.037	12/31/09
11.832549	844,041.239	12.246416	11,363.637	12.458395	244.854	12/31/08
21.325158	959,193.271	22.003604	11,623.480	22.350394	223.145	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	18.490639	198.823	12/31/06
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
22.265938	575,448.890	23.415082	3,927.362	24.010678	2,135.182	12/31/15
20.122905	635,797.972	21.097210	3,552.583	21.601115	2,292.793	12/31/14
18.769594	708,645.861	19.618655	4,437.772	20.056834	2,046.214	12/31/13
14.506123	802,313.680	15.116322	4,618.959	15.430571	1,291.436	12/31/12
11.850045	871,789.682	12.310863	5,220.827	12.547680	1,178.264	12/31/11
12.880192	1,049,746.282	13.340517	5,354.461	13.576596	979.346	12/31/10
12.237077	1,142,119.314	12.635964	7,534.795	12.840126	290.186	12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.858714	264.996	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.014480	249.918	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.802739	238.337	12/31/06
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
22.161871	570,784.247	23.430257	3,238.183	24.090494	3.891	12/31/15
21.336089	634,922.893	22.488724	3,241.976	23.087439	3.891	12/31/14
19.150539	727,456.514	20.123843	3,246.016	20.628340	3.892	12/31/13
14.901656	831,345.772	15.611510	4,620.044	15.978674	3.892	12/31/12
12.745249	938,110.836	13.311670	4,547.782	13.604019	3.892	12/31/11
13.649497	1,051,736.558	14.212905	5,323.782	14.503094	3.892	12/31/10
12.088320	1,152,693.064	12.549112	6,194.177	12.785966	3.892	12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	9.467180	3.892	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	15.856446	3.892	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	13.910006	0.000	12/31/06
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.782795	535,162.785	25.144034	9,327.439	25.852174	10,053.747	12/31/15
26.387645	557,774.261	27.813167	9,077.831	28.553140	10,440.688	12/31/14
30.368250	598,121.570	31.911520	8,228.210	32.710883	9,239.060	12/31/13
26.884279	691,417.785	28.164764	10,314.591	28.826598	8,726.240	12/31/12
24.031504	779,936.822	25.099252	9,472.303	25.649952	7,488.175	12/31/11
35.931621	883,475.809	37.414177	9,276.508	38.177207	4,371.495	12/31/10
29.081634	983,173.085	30.189779	10,697.900	30.758924	3,020.438	12/31/09
16.426264	1,076,456.667	17.000439	11,248.267	17.294734	2,196.968	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	36.463478	426.772	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	28.690648	56.867	12/31/06
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
18.146371	230,703.636	19.184658	5,189.608	19.725069	6,452.264	12/31/15
18.524574	263,086.062	19.525049	6,579.573	20.044656	6,597.114	12/31/14
17.419293	317,604.080	18.304351	6,181.491	18.763025	6,914.737	12/31/13
17.722742	373,704.364	18.566669	6,034.862	19.003105	5,533.684	12/31/12
16.425104	438,941.370	17.154729	5,407.690	17.531258	3,502.313	12/31/11
15.767295	498,734.935	16.417846	5,244.200	16.752885	2,502.390	12/31/10
14.924840	558,865.908	15.493462	4,606.681	15.785713	1,556.323	12/31/09
13.805232	633,167.502	14.287712	4,309.288	14.535198	1,053.994	12/31/08
15.593051	790,109.961	16.088872	3,609.600	16.342712	2.990	12/31/07
14.997858	934,853.788	15.427535	4,516.328	15.647093	0.000	12/31/06
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
14.861452	52,804.639	15.258862	153.395	15.460786	3,993.821	12/31/15
16.017087	68,601.739	16.395445	147.231	16.587250	4,824.577	12/31/14
15.931061	71,334.305	16.257860	125.333	16.423162	4,632.611	12/31/13
11.751763	119,005.736	11.956464	508.836	12.059774	2,814.203	12/31/12
10.966476	145,923.088	11.123435	474.836	11.202473	1,603.986	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
11.974622	79,274.644	12.109183	438.289	12.176797	128.432	12/31/10
9.178449	89,948.195	9.253450	438.289	9.291050	28.841	12/31/09
5.904344	47,092.588	5.934535	363.377	5.949633	21.247	12/31/08
11.249638	24,266.882	11.272627	46.682	11.284097	0.688	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
46.094893	175,472.632	48.732837	3,159.547	50.105719	3,245.917	12/31/15
45.756354	199,452.591	48.228074	3,345.175	49.511686	3,372.636	12/31/14
35.773176	233,162.546	37.591278	3,255.364	38.533446	3,404.647	12/31/13
35.551082	257,201.976	37.244450	3,695.376	38.120131	2,517.330	12/31/12
31.128766	275,350.847	32.512010	3,613.931	33.225818	1,376.924	12/31/11
29.805360	300,625.243	31.035542	3,459.344	31.669046	804.593	12/31/10
23.259087	317,774.229	24.145689	3,177.397	24.601334	716.093	12/31/09
18.378595	350,079.782	19.021158	5,062.382	19.350719	454.136	12/31/08
30.015533	439,009.316	30.969853	4,628.248	31.458353	214.591	12/31/07
36.711245	617,880.841	37.762738	6,918.700	38.299964	185.446	12/31/06
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
17.237538	114,074.554	17.828726	1,641.807	18.130757	4,101.901	12/31/15
16.884002	121,151.283	17.410036	1,556.657	17.678184	5,552.158	12/31/14
14.837432	134,160.760	15.253278	1,402.590	15.464775	5,289.502	12/31/13
11.598687	144,156.056	11.887585	1,265.355	12.034178	4,609.739	12/31/12
10.308821	164,924.900	10.533356	972.095	10.647028	3,943.625	12/31/11
10.576448	215,170.664	10.774077	801.288	10.873899	3,144.986	12/31/10
9.803405	256,120.266	9.956301	451.380	10.033347	2,109.767	12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.009156	1,311.073	12/31/08
12.807951	209,919.379	12.928631	1,621.643	12.989159	199.412	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.488852	0.000	12/31/06
Oppenheimer Conservative Balanced Fund (formerly Capital Income) /VA-Non-Service Series (Inception Date 12/1/2004)
11.470200	88,805.750	11.863624	150.558	12.064648	3,748.896	12/31/15
11.537132	101,677.420	11.896624	150.558	12.079889	3,455.789	12/31/14
10.814413	109,115.932	11.117525	150.558	11.271706	3,268.556	12/31/13
9.691634	124,751.493	9.933039	255.080	10.055540	3,228.875	12/31/12
8.750125	134,854.577	8.940715	315.357	9.037210	2,741.025	12/31/11
8.810674	144,447.330	8.975312	228.835	9.058486	2,216.532	12/31/10
7.913698	172,651.262	8.037124	200.415	8.099333	1,591.194	12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.708361	946.650	12/31/08
11.814395	264,436.247	11.925723	3,049.914	11.981564	461.906	12/31/07
11.545935	284,653.565	11.619151	2,713.335	11.655797	21.039	12/31/06
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
18.211665	114,488.936	18.836141	10,757.049	19.155298	6,224.809	12/31/15
17.875277	133,001.323	18.432091	11,125.913	18.716022	7,260.277	12/31/14
16.376301	149,702.213	16.835166	10,452.741	17.068639	7,723.212	12/31/13
12.603989	203,758.852	12.917857	10,313.663	13.077203	6,400.271	12/31/12
10.938382	233,060.022	11.176588	8,860.484	11.297248	5,456.021	12/31/11
11.094979	209,672.563	11.302261	7,668.478	11.407016	4,485.181	12/31/10
9.691422	190,755.847	9.842547	5,501.973	9.918750	3,212.104	12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.805867	1,847.892	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.808410	32.319	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.384076	0.000	12/31/06
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.023155	159,992.767	13.469735	1,889.880	13.697926	7,945.227	12/31/15
13.575379	196,998.820	13.998243	1,761.758	14.213831	7,940.273	12/31/14
13.354110	244,655.406	13.728272	1,549.691	13.918604	7,110.120	12/31/13
14.918978	329,750.940	15.290396	1,968.057	15.478914	6,831.624	12/31/12
13.912909	371,829.090	14.215772	1,750.068	14.369148	4,133.483	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
12.634272	431,883.399	12.870229	1,891.973	12.989457	1,677.856	12/31/10
11.852373	424,389.110	12.037094	1,462.297	12.130221	105.835	12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.343841	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.235886	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.250872	0.000	12/31/06
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.041825	298,992.655	15.557615	15,111.666	15.821161	48,163.131	12/31/15
15.186995	326,594.488	15.660070	16,257.204	15.901249	57,309.353	12/31/14
14.770110	372,789.364	15.183974	14,959.527	15.394474	60,481.448	12/31/13
15.279607	437,458.142	15.660052	13,507.840	15.853109	53,491.942	12/31/12
14.139882	453,654.585	14.447732	11,199.441	14.603585	21,810.821	12/31/11
13.840269	553,959.718	14.098775	10,277.047	14.229361	10,999.898	12/31/10
12.982892	470,047.023	13.185247	7,727.755	13.287246	5,122.936	12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.759784	3,422.084	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.328898	71.404	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.516640	0.000	12/31/06
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
9.126476	186,457.602	9.370551	7,901.406	9.494583	23,418.085	12/31/15
9.898727	191,584.808	10.132569	7,669.300	10.251136	23,830.250	12/31/14
11.296890	156,645.428	11.528622	7,039.332	11.645851	22,140.692	12/31/13
9.317125	118,926.202	9.479396	8,545.848	9.561306	16,586.389	12/31/12
7.992835	109,755.477	8.107234	7,085.714	8.164847	4,309.982	12/31/11
9.070806	119,643.525	9.172728	6,044.173	9.223947	1,710.630	12/31/10
8.486115	104,462.210	8.555439	4,496.982	8.590188	751.094	12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.328334	173.635	12/31/08
10.683643	40,534.202	10.705462	798.561	10.716349	22.401	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
11.749683	21,651.313	12.063794	98.846	12.223446	0.000	12/31/15
12.157421	34,837.379	12.444515	98.846	12.590121	0.000	12/31/14
11.767710	38,218.022	12.009035	98.844	12.131154	2,398.181	12/31/13
10.812803	41,913.564	11.001046	1,673.142	11.096102	2,398.181	12/31/12
9.750608	50,683.369	9.890095	1,394.068	9.960378	2,398.181	12/31/11
9.736952	52,637.163	9.846354	1,094.510	9.901338	2,398.181	12/31/10
8.853895	71,047.736	8.926219	789.876	8.962486	2,398.181	12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.517602	2,398.181	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.038253	687.173	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
11.224651	36,188.204	11.524761	224.306	11.677219	2,053.897	12/31/15
11.649085	36,607.329	11.924213	224.306	12.063668	1,829.635	12/31/14
11.239207	41,011.112	11.469729	263.684	11.586308	1,611.492	12/31/13
10.157895	33,150.161	10.334764	263.684	10.424020	0.000	12/31/12
9.139184	35,659.897	9.269945	314.492	9.335782	0.000	12/31/11
9.244323	28,997.460	9.348177	314.492	9.400354	0.000	12/31/10
8.378892	23,545.507	8.447325	352.060	8.481629	0.000	12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.108474	0.000	12/31/08
9.970642	8,817.071	9.991008	6,305.737	10.001167	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
10.718653	21,718.997	11.005253	1,006.378	11.150866	0.000	12/31/15
11.116414	25,182.455	11.378982	1,006.378	11.512084	0.000	12/31/14
10.697369	27,515.820	10.916796	1,088.762	11.027778	0.000	12/31/13
9.436155	34,919.240	9.600483	1,317.426	9.683406	0.000	12/31/12
8.388909	40,371.374	8.508957	1,317.426	8.569410	0.000	12/31/11
8.653185	29,961.078	8.750422	1,606.527	8.799279	0.000	12/31/10
7.790364	27,324.342	7.854013	1,674.880	7.885910	0.000	12/31/09

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
6.535932	20,882.706	6.569332	15,141.054	6.586031	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.951380	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2015. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•    we have identified the Contract Owner as a person engaging in harmful trading practices; and

•    if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

EXPENSE TABLES

For Optional Death Benefit Contracts, the following information replaces Table B and the Examples contained in the body of the prospectus.

Table B: Annual Expenses. The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Optional Death Benefit Contracts (Issue Age 65 and younger)	Optional Death Benefit Contracts (Issue Age over 65 and under 79)
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.35%	1.50%
Administration Charge	0.15%	0.15%
Total Separate Account Annual Expenses	1.50%	1.65%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Examples. This example is intended to help you compare the cost of investing in an Optional Death Benefit Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (Table A of the prospectus), the Annual Expenses (Table B above), and Portfolio operating expenses (Table C of the prospectus). Your actual costs may be higher or lower than the costs shown in the examples.

Example: Contract with Highest Possible Separate Account Charges

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account Annual Expenses (1.65%), and the maximum Portfolio expenses (1.10%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,013	$1,502	$2,085	$4,223
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$313	$1,002	$1,785	$4,223

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges. This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Enhanced High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	–15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

CONDENSED FINANCIALS FOR CONTRACTS WITH ENHANCED OPTIONAL DEATH BENEFIT RIDER

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
American Century VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
10.832266	446.785	10.804468	0.000	12/31/15
10.788863	438.328	10.777571	0.000	12/31/14
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
15.049297	0.000	14.797357	0.000	12/31/15
15.897605	0.000	15.655292	0.000	12/31/14
14.299296	0.000	14.102790	0.000	12/31/13
11.053373	0.000	10.918072	0.000	12/31/12
9.641591	0.000	9.538149	0.000	12/31/11
9.679912	0.000	9.590615	0.000	12/31/10
8.855500	0.000	8.787158	0.000	12/31/09
7.489274	14.170	7.442804	0.000	12/31/08
12.123966	132.473	12.067186	0.000	12/31/07
12.468255	1,522.201	12.428869	0.000	12/31/06
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
22.916394	106.677	22.532789	0.000	12/31/15
23.603474	835.662	23.243725	0.000	12/31/14
20.582533	820.198	20.299695	0.000	12/31/13
16.059540	642.420	15.862963	0.000	12/31/12
14.016711	1,976.558	13.866319	0.000	12/31/11
14.329115	3,141.913	14.196922	0.000	12/31/10
12.198523	3,020.443	12.104387	0.000	12/31/09
9.530444	2,949.951	9.471309	0.000	12/31/08
12.790428	2,880.335	12.730518	0.000	12/31/07
13.292897	2,820.049	13.250911	0.000	12/31/06
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
17.725054	196.317	17.428400	0.000	12/31/15
16.933054	846.066	16.675012	0.000	12/31/14
15.628758	898.272	15.414036	0.000	12/31/13
11.575185	1,033.529	11.433524	0.000	12/31/12
10.315905	1,052.391	10.205251	0.000	12/31/11
10.362149	1,304.455	10.266574	0.000	12/31/10
9.062227	1,744.637	8.992299	0.000	12/31/09
6.841386	1,888.230	6.798929	455.034	12/31/08
11.869615	1,432.106	11.814013	456.300	12/31/07
9.958375	1,833.836	9.926893	457.152	12/31/06
Deutsche VIT Small Cap Index VIP (formerly DWS Small Cap Index VIP) Fund-Class A (Inception Date 5/1/1999)
23.872855	125.771	23.279496	0.000	12/31/15
25.403848	125.771	24.810196	0.000	12/31/14
24.623052	227.804	24.084288	0.000	12/31/13
18.030911	227.804	17.663227	0.000	12/31/12
15.747735	228.043	15.450221	0.000	12/31/11
16.725575	221.584	16.434548	0.000	12/31/10
13.434334	212.771	13.220656	0.000	12/31/09
10.775511	201.180	10.620278	0.000	12/31/08
16.607574	680.335	16.393400	0.000	12/31/07
17.188175	615.066	16.992513	0.000	12/31/06
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
14.780236	0.000	14.586256	0.000	12/31/15
15.392672	0.000	15.213800	0.000	12/31/14
13.982671	0.000	13.841227	0.000	12/31/13
10.538757	0.000	10.448031	0.000	12/31/12
8.966026	0.000	8.902452	0.000	12/31/11
9.084243	0.000	9.033541	0.000	12/31/10
7.264870	0.000	7.235321	0.000	12/31/09
5.450136	0.000	5.436238	0.000	12/31/08
9.291621	0.000	9.282133	0.000	12/31/07

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
20.653759	178.444	20.307998	0.000	12/31/15
19.751850	178.937	19.450770	0.000	12/31/14
18.771857	179.467	18.513861	0.000	12/31/13
14.350210	180.111	14.174535	0.000	12/31/12
12.601291	695.218	12.466089	0.000	12/31/11
13.872198	696.120	13.744226	0.000	12/31/10
10.838990	697.165	10.755335	0.000	12/31/09
6.979168	698.373	6.935855	0.000	12/31/08
12.047391	699.274	11.990957	0.000	12/31/07
10.661865	836.015	10.628168	0.000	12/31/06
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
17.758821	273.700	17.271598	0.000	12/31/15
18.624265	273.700	18.140882	0.000	12/31/14
16.666024	273.697	16.258195	0.000	12/31/13
12.594424	273.697	12.304924	0.000	12/31/12
11.419795	273.960	11.174371	0.000	12/31/11
11.489945	274.233	11.260096	0.000	12/31/10
10.159571	274.536	9.971490	0.000	12/31/09
7.711317	569.131	7.580079	0.000	12/31/08
11.939452	570.216	11.754224	0.000	12/31/07
11.246730	571.225	11.089206	0.000	12/31/06
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
22.487380	732.638	21.870477	0.000	12/31/15
22.579740	1,443.783	21.993754	0.000	12/31/14
20.210458	1,241.846	19.715940	0.000	12/31/13
15.540816	1,042.478	15.183636	0.000	12/31/12
13.633137	4,999.846	13.340187	0.000	12/31/11
13.585166	5,977.489	13.313456	0.000	12/31/10
12.009771	5,863.879	11.787476	0.000	12/31/09
9.651134	6,003.756	9.486924	346.665	12/31/08
15.588765	7,225.071	15.347002	347.620	12/31/07
15.037150	8,606.065	14.826623	348.268	12/31/06
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
21.283506	237.338	20.699568	0.000	12/31/15
22.154615	237.338	21.579607	0.000	12/31/14
20.808266	237.341	20.299079	0.000	12/31/13
17.443859	237.341	17.042914	0.000	12/31/12
16.038052	237.569	15.693421	0.000	12/31/11
14.935711	843.572	14.636968	0.000	12/31/10
13.149066	253.182	12.905670	0.000	12/31/09
10.892180	254.538	10.706850	0.000	12/31/08
15.697602	686.696	15.454119	0.000	12/31/07
14.876931	712.903	14.668611	0.000	12/31/06
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
19.171872	233.116	18.645897	0.000	12/31/15
19.160366	222.017	18.663095	0.000	12/31/14
17.671834	639.120	17.239419	0.000	12/31/13
13.116319	619.521	12.814852	0.000	12/31/12
11.278546	587.571	11.036181	0.000	12/31/11
11.779080	538.367	11.543482	0.000	12/31/10
10.082315	465.633	9.895682	0.000	12/31/09
7.948028	388.288	7.812783	0.000	12/31/08
13.542216	305.898	13.332180	0.000	12/31/07
12.678713	5.035	12.501186	0.000	12/31/06

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Dreyfus VIF Government Money Market Portfolio (formerly Dreyfus VIF Money Market Portfolio)(Inception Date 7/15/1997)
1.114747	2,413.468	1.084790	0.000	12/31/15
1.129771	2,220.957	1.101517	0.000	12/31/14
1.144796	2,030.980	1.118245	0.000	12/31/13
1.159822	1,773.300	1.134974	0.000	12/31/12
1.174932	1,977.040	1.151793	0.000	12/31/11
1.189835	2,995.297	1.168396	0.000	12/31/10
1.204726	2,690.666	1.184990	0.000	12/31/09
1.218460	2,693.966	1.200427	0.000	12/31/08
1.208421	2,283.013	1.192096	0.000	12/31/07
1.175965	3,051.950	1.161351	0.000	12/31/06
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
18.286053	461.483	17.784300	0.000	12/31/15
18.997297	450.943	18.504178	0.000	12/31/14
18.983929	439.975	18.519328	0.000	12/31/13
12.974086	421.689	12.675816	0.000	12/31/12
10.925843	941.590	10.691003	0.000	12/31/11
12.874640	921.159	12.617102	0.000	12/31/10
9.966140	1,471.548	9.781641	0.000	12/31/09
8.027711	2,150.440	7.891104	0.000	12/31/08
13.060302	2,192.803	12.857742	0.000	12/31/07
14.909246	2,001.076	14.700497	0.000	12/31/06
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.370625	0.000	11.221442	0.000	12/31/15
11.806113	0.000	11.668966	0.000	12/31/14
11.468588	0.000	11.352618	0.000	12/31/13
10.408700	0.000	10.319145	0.000	12/31/12
9.536779	0.000	9.469194	0.000	12/31/11
9.768373	0.000	9.713887	0.000	12/31/10
8.883731	0.000	8.847622	0.000	12/31/09
7.546082	0.000	7.526854	0.000	12/31/08
10.087115	0.000	10.076808	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.187417	0.000	11.040614	0.000	12/31/15
11.497093	0.000	11.363511	0.000	12/31/14
11.357920	0.000	11.243063	0.000	12/31/13
11.242667	0.000	11.145931	0.000	12/31/12
10.849499	0.000	10.772617	0.000	12/31/11
10.678798	0.000	10.619233	0.000	12/31/10
10.191274	2,679.260	10.149862	0.000	12/31/09
9.556273	0.000	9.531938	0.000	12/31/08
10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.099401	0.000	10.953736	0.000	12/31/15
11.558920	0.000	11.424602	0.000	12/31/14
11.221604	0.000	11.108100	0.000	12/31/13
9.775177	0.000	9.691034	0.000	12/31/12
8.789531	0.000	8.727217	0.000	12/31/11
9.263876	0.000	9.212174	0.000	12/31/10
8.259849	0.000	8.226248	0.000	12/31/09
6.727434	0.000	6.710283	0.000	12/31/08
9.988106	0.000	9.977900	0.000	12/31/07

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.227802	0.000	11.080502	0.000	12/31/15
11.593338	0.000	11.458675	0.000	12/31/14
11.393512	0.000	11.278324	0.000	12/31/13
10.776800	0.000	10.684096	0.000	12/31/12
10.143634	0.000	10.071769	0.000	12/31/11
10.187194	0.000	10.130388	0.000	12/31/10
9.499208	0.000	9.460612	0.000	12/31/09
8.512105	0.000	8.490434	0.000	12/31/08
10.186110	0.000	10.175718	0.000	12/31/07
Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
34.197913	120.661	33.259669	0.000	12/31/15
38.205863	274.424	37.214289	0.000	12/31/14
35.341722	279.549	34.476918	414.531	12/31/13
26.722720	669.284	26.108494	415.080	12/31/12
23.129074	1,106.788	22.632046	415.706	12/31/11
23.266279	1,106.620	22.800917	416.342	12/31/10
19.322740	499.784	18.965060	417.078	12/31/09
14.091988	2,045.755	13.852188	418.066	12/31/08
24.369344	2,365.719	23.991349	418.774	12/31/07
22.942807	2,843.512	22.621528	419.476	12/31/06
Invesco V.I. Comstock Fund-Series I (Inception Date 5/1/2011)
13.956601	321.387	13.857510	0.000	12/31/15
15.070696	322.109	14.986498	0.000	12/31/14
13.987366	791.135	13.930415	0.000	12/31/13
10.443398	791.919	10.416708	0.000	12/31/12
8.892927	793.439	8.883788	0.000	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
15.005706	0.000	14.786093	0.000	12/31/15
16.167109	0.000	15.954778	0.000	12/31/14
15.176947	0.000	15.000436	0.000	12/31/13
11.921202	0.000	11.800480	0.000	12/31/12
10.628194	0.000	10.536683	0.000	12/31/11
10.796561	0.000	10.719875	0.000	12/31/10
10.004857	0.000	9.948906	0.000	12/31/09
7.916973	0.000	7.884694	0.000	12/31/08
11.506283	0.000	11.476905	0.000	12/31/07
10.805412	0.000	10.794324	0.000	12/31/06
Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
15.398163	0.000	15.288910	0.000	12/31/15
15.316128	0.000	15.230622	0.000	12/31/14
13.781537	0.000	13.725464	0.000	12/31/13
10.677484	0.000	10.650221	0.000	12/31/12
9.131052	0.000	9.121677	0.000	12/31/11
5.499048	0.000	5.419274	0.000	12/31/10
5.060697	0.000	4.994880	0.000	12/31/09
4.031897	876.437	3.985536	0.000	12/31/08
10.094080	876.437	9.993382	0.000	12/31/07
13.175998	876.437	13.064550	0.000	12/31/06
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
22.771219	48.509	22.271114	0.000	12/31/15
22.409137	48.765	21.950378	0.000	12/31/14
19.011079	49.022	18.650231	0.000	12/31/13
13.732927	49.327	13.492765	0.000	12/31/12
11.532821	696.852	11.348477	0.000	12/31/11
11.263244	697.244	11.100066	0.000	12/31/10
10.859906	697.681	10.718861	0.000	12/31/09
8.635418	1,501.107	8.536234	0.000	12/31/08
12.282810	1,501.510	12.160317	0.000	12/31/07
11.149126	1,501.864	11.054841	0.000	12/31/06

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
16.841857	0.000	16.545122	0.000	12/31/15
17.657534	0.000	17.372854	0.000	12/31/14
17.622309	0.000	17.364619	0.000	12/31/13
16.719008	0.000	16.499621	0.000	12/31/12
14.486958	0.000	14.318741	0.000	12/31/11
14.566940	0.000	14.419662	0.000	12/31/10
13.021255	0.000	12.909231	0.000	12/31/09
8.652189	0.000	8.590800	0.000	12/31/08
11.821822	1,002.991	11.755887	0.000	12/31/07
11.855400	1,002.991	11.807325	0.000	12/31/06
Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 12/1/2004)
13.991782	1,828.273	13.913601	0.000	12/31/15
14.035640	2,916.378	13.978479	0.000	12/31/14
13.189388	2,772.014	13.155700	0.000	12/31/13
9.772763	2,392.541	9.762630	0.000	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2004)
18.537950	0.000	18.227622	0.000	12/31/15
19.919834	0.000	19.616219	0.000	12/31/14
19.756846	0.000	19.485363	0.000	12/31/13
14.591069	650.602	14.412463	0.000	12/31/12
13.007163	650.602	12.867619	0.000	12/31/11
13.301457	729.450	13.178765	0.000	12/31/10
10.505649	369.292	10.424582	0.000	12/31/09
8.793705	0.000	8.739152	0.000	12/31/08
12.997954	299.089	12.937097	0.000	12/31/07
12.546245	940.773	12.506629	0.000	12/31/06
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
34.124507	360.706	33.188421	0.000	12/31/15
34.430596	1,342.561	33.537135	0.000	12/31/14
32.214323	1,239.459	31.426158	408.386	12/31/13
27.218811	1,322.657	26.593307	408.927	12/31/12
24.322807	1,752.523	23.800233	409.545	12/31/11
24.294411	2,780.968	23.808573	410.171	12/31/10
22.756010	2,094.887	22.334883	410.896	12/31/09
18.351771	6,639.313	18.039572	647.497	12/31/08
22.138719	7,609.358	21.795367	648.850	12/31/07
20.335245	6,361.876	20.050525	649.982	12/31/06
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
34.364836	0.000	33.421943	0.000	12/31/15
33.536633	0.000	32.666143	0.000	12/31/14
30.258185	0.000	29.517691	0.000	12/31/13
23.205213	0.000	22.671775	0.000	12/31/12
20.087112	0.000	19.655389	0.000	12/31/11
20.686244	160.019	20.272420	0.000	12/31/10
16.687444	174.422	16.378494	0.000	12/31/09
11.697931	1,243.597	11.498846	0.000	12/31/08
21.104067	1,071.494	20.776718	0.000	12/31/07
17.557561	1,325.013	17.311683	0.000	12/31/06
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
21.894006	404.778	21.349643	0.000	12/31/15
19.806856	518.474	19.343801	0.000	12/31/14
18.493557	770.116	18.088728	0.000	12/31/13
14.307295	762.052	14.015414	0.000	12/31/12
11.699545	749.264	11.47839	0.000	12/31/11

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
12.729492	2,101.591	12.507870	0.000	12/31/10
12.106160	2,675.692	11.913511	0.000	12/31/09
8.398965	4,216.545	8.277900	0.000	12/31/08
15.268688	3,202.209	15.071663	0.000	12/31/07
11.316239	4,556.601	11.187310	0.000	12/31/06
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
21.754476	24.767	21.157629	0.000	12/31/15
20.965141	25.369	20.421014	0.000	12/31/14
18.836692	26.052	18.375747	0.000	12/31/13
14.672307	26.875	14.335062	0.000	12/31/12
12.561895	27.848	12.291941	0.000	12/31/11
13.466769	274.637	13.197399	0.000	12/31/10
11.938595	273.807	11.717584	0.000	12/31/09
8.889123	1,942.650	8.737846	0.000	12/31/08
14.971877	1,818.811	14.739626	0.000	12/31/07
13.207761	1,925.851	13.022784	0.000	12/31/06
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
23.344948	0.000	22.704394	0.000	12/31/15
25.928166	715.167	25.255198	0.000	12/31/14
29.869783	726.804	29.138874	0.000	12/31/13
26.469833	987.590	25.861433	0.000	12/31/12
23.685193	998.535	23.176245	0.000	12/31/11
35.449774	905.059	34.740872	0.000	12/31/10
28.720720	670.980	28.189194	0.000	12/31/09
16.238868	894.812	15.962604	0.000	12/31/08
34.429892	894.492	33.896057	0.000	12/31/07
27.242589	1,771.310	26.861241	0.000	12/31/06
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
17.812913	738.161	17.324341	0.000	12/31/15
18.202644	715.105	17.730345	0.000	12/31/14
17.133950	770.045	16.714795	0.000	12/31/13
17.450128	736.640	17.049160	0.000	12/31/12
16.188954	2,785.561	15.841175	0.000	12/31/11
15.556347	2,908.907	15.245263	0.000	12/31/10
14.740103	3,635.572	14.467333	0.000	12/31/09
13.648199	3,509.017	13.416032	0.000	12/31/08
15.431382	4,585.761	15.192047	0.000	12/31/07
14.857509	4,453.465	14.649487	0.000	12/31/06
Morgan Stanley UIF U.S. Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
14.731164	0.000	14.537818	0.000	12/31/15
15.892799	0.000	15.708113	0.000	12/31/14
15.823494	0.000	15.663447	0.000	12/31/13
11.684259	747.280	11.583678	0.000	12/31/12
10.914608	747.280	10.837226	0.000	12/31/11
11.930056	0.000	11.863483	0.000	12/31/10
9.153554	0.000	9.116318	0.000	12/31/09
5.894304	479.719	5.879270	0.000	12/31/08
11.241985	0.000	11.230503	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
45.247963	0.000	44.006652	0.000	12/31/15
44.961230	0.000	43.794382	0.000	12/31/14
35.187181	39.466	34.326149	0.000	12/31/13
35.004230	39.877	34.199705	0.000	12/31/12
30.681207	40.338	30.021922	0.000	12/31/11
29.406587	40.736	28.818425	0.000	12/31/10
22.971146	41.219	22.545918	0.000	12/31/09

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
18.169534	110.153	17.860387	0.000	12/31/08
29.704466	625.320	29.243901	0.000	12/31/07
36.367906	678.325	35.858905	0.000	12/31/06
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
17.044567	0.000	16.759310	0.000	12/31/15
16.711931	0.000	16.457280	0.000	12/31/14
14.701129	0.000	14.499162	0.000	12/31/13
11.503793	0.000	11.363025	0.000	12/31/12
10.234898	0.000	10.125132	0.000	12/31/11
10.511249	0.000	10.414325	0.000	12/31/10
9.752866	837.076	9.677628	0.000	12/31/09
6.851260	905.960	6.808753	0.000	12/31/08
12.767909	712.676	12.708132	0.000	12/31/07
11.356572	712.676	11.320712	0.000	12/31/06
Oppenheimer Conservative Balanced Fund (formerly Capital Income)/VA-Non-Service Shares (Inception Date 12/1/2004)
11.341834	0.000	11.152015	0.000	12/31/15
11.419602	0.000	11.245583	0.000	12/31/14
10.715102	456.657	10.567892	0.000	12/31/13
9.612383	456.657	9.494758	0.000	12/31/12
8.687427	457.186	8.594256	0.000	12/31/11
8.756402	1,007.044	8.675646	0.000	12/31/10
7.872935	3,921.266	7.812194	0.000	12/31/09
6.557275	6,830.317	6.516588	0.000	12/31/08
11.777481	5,748.165	11.722315	0.000	12/31/07
11.521604	5,109.117	11.485214	0.000	12/31/06
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
18.007781	0.000	17.706365	0.000	12/31/15
17.693109	0.000	17.423456	0.000	12/31/14
16.225883	0.000	16.002921	0.000	12/31/13
12.500898	811.581	12.347889	0.000	12/31/12
10.859984	811.581	10.743481	0.000	12/31/11
11.026628	832.322	10.924908	0.000	12/31/10
9.641497	0.000	9.567086	0.000	12/31/09
7.630067	0.000	7.582722	0.000	12/31/08
12.590252	705.457	12.531291	0.000	12/31/07
12.241524	705.457	12.202856	0.000	12/31/06
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
12.877390	0.000	12.661878	0.000	12/31/15
13.437072	0.000	13.232328	0.000	12/31/14
13.231481	0.000	13.049715	0.000	12/31/13
14.796992	0.000	14.615949	0.000	12/31/12
13.813229	0.000	13.665114	0.000	12/31/11
12.556436	651.035	12.440670	0.000	12/31/10
11.791322	970.058	11.700396	0.000	12/31/09
10.110958	589.763	10.048261	0.000	12/31/08
11.044464	776.634	10.992739	0.000	12/31/07
10.132796	776.634	10.100786	0.000	12/31/06
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.876130	0.000	14.627100	0.000	12/31/15
15.032354	985.700	14.803241	0.000	12/31/14
14.634555	991.340	14.433465	0.000	12/31/13
15.154758	849.921	14.969278	0.000	12/31/12
14.038660	834.803	13.888071	0.000	12/31/11
13.755099	1,467.692	13.628218	0.000	12/31/10
12.916087	7,279.428	12.816439	0.000	12/31/09
11.495104	527.360	11.423797	0.000	12/31/08
11.135916	778.595	11.083737	0.000	12/31/07
10.395533	778.595	10.362666	0.000	12/31/06

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Templeton Foreign VIP Fund (Inception Date 5/1/2007)
9.046475	0.000	8.927705	0.000	12/31/15
9.821920	0.000	9.707758	0.000	12/31/14
11.220632	0.000	11.107118	0.000	12/31/13
9.263616	0.000	9.183858	0.000	12/31/12
7.955043	0.000	7.898627	0.000	12/31/11
9.037088	0.000	8.986647	0.000	12/31/10
8.463128	0.000	8.428705	0.000	12/31/09
6.269535	0.000	6.253553	0.000	12/31/08
10.676374	0.000	10.665467	0.000	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
11.646713	0.000	11.493877	0.000	12/31/15
12.063115	0.000	11.922951	0.000	12/31/14
11.688273	0.000	11.570078	0.000	12/31/13
10.750705	0.000	10.658206	0.000	12/31/12
9.704502	0.000	9.635732	0.000	12/31/11
9.700739	0.000	9.646634	0.000	12/31/10
8.829912	0.000	8.794030	0.000	12/31/09
7.447763	0.000	7.428792	0.000	12/31/08
10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
11.126236	0.000	10.980281	0.000	12/31/15
11.558677	0.000	11.424423	0.000	12/31/14
11.163310	0.000	11.050454	0.000	12/31/13
10.099531	0.000	10.012655	0.000	12/31/12
9.095934	0.000	9.031502	0.000	12/31/11
9.209898	0.000	9.158551	0.000	12/31/10
8.356156	0.000	8.322224	0.000	12/31/09
7.042424	0.000	7.024494	0.000	12/31/08
9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
10.624698	0.000	10.485271	0.000	12/31/15
11.030160	0.000	10.902000	0.000	12/31/14
10.625132	0.000	10.517687	0.000	12/31/13
9.381942	0.000	9.301215	0.000	12/31/12
8.349230	0.000	8.290058	0.000	12/31/11
8.620978	0.000	8.572894	0.000	12/31/10
7.769237	0.000	7.737651	0.000	12/31/09
6.524820	0.000	6.508192	0.000	12/31/08
9.914240	0.000	9.904116	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from December 31, 2005 (or the effective date of the Subaccount, if later) to December 31, 2015. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in Appendix D: Closed Subaccounts.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors	Allocation: world allocation	April 30, 2012

Davis Variable Account Fund, Inc. Value Portfolio	N/A	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	US equity large cap blend: large blend	April 30, 2015

Janus Aspen Series Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity: world stock	November 30, 2004

The Timothy Plan Variable Series Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Cautious allocation: conservative allocation	November 30, 2004

The Timothy Plan Variable Series Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Aggressive allocation: aggressive allocation	November 30, 2004

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included in Table C, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.10%
With Closed Portfolios	0.27%	1.72%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example D-1: Contract with Maximum Fund Operating Expenses (Timothy Plan Strategic Growth Variable Series)

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.72%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,050	$1,618	$2,286	$4,662
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$350	$1,118	$1,986	$4,662

Example D-1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges (Timothy Plan Strategic Growth Variable Series)

Assumptions

•	You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.72%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,075	$1,696	$2,419	$4,949
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$350	$1,196	$2,119	$4,949

Condensed Financial Information for Closed Subaccounts

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
13.216429	98,350.711	13.569775	205.802	13.749265	13,373.594	12/31/15
13.255393	111,095.556	13.568448	186.752	13.727121	12,983.143	12/31/14
12.582472	122,133.087	12.840541	848.809	12.971041	12,312.111	12/31/13
10.963522	156,626.753	11.154431	845.823	11.250751	16,591.726	12/31/12
10.255741	193,925.031	10.402478	817.267	10.476349	7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592	1,804.667	12/31/10
9.633554	118,358.600	9.712245	339.368	9.751667	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
12.203048	72,255.540	12.529386	3,226.479	12.695208	4,303.620	12/31/15
12.181922	82,991.715	12.469726	3,152.521	12.615615	5,278.946	12/31/14
11.649064	95,678.915	11.888069	2,935.808	12.008955	5,197.583	12/31/13
8.854556	98,427.146	9.008815	2,927.853	9.086665	4,912.307	12/31/12
7.942116	121,657.376	8.055826	3,665.277	8.113069	3,832.806	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.547573	2,973.728	12/31/10
7.559947	190,658.865	7.621755	2,583.968	7.652717	1,955.888	12/31/09
5.845926	154,220.486	5.875823	945.382	5.890766	1,230.299	12/31/08
9.935864	36,509.854	9.956171	13.838	9.966295	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.515441	496,729.402	18.517988	2,289.133	19.039311	398.191	12/31/15
18.179808	545,775.439	19.162019	2,445.450	19.671632	382.675	12/31/14
17.160519	592,217.870	18.032743	2,468.687	18.484291	366.309	12/31/13
13.551778	664,771.959	14.197374	6,775.661	14.530865	279.731	12/31/12
11.446628	732,998.451	11.955353	6,529.621	12.217572	317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594	294.411	12/31/10
11.783409	902,705.882	12.232581	6,492.712	12.463098	267.565	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.757062	166,684.973	14.339025	0.000	14.638316	0.000	12/31/15
14.368777	171,593.195	14.931133	0.000	15.219704	0.000	12/31/14
14.204086	199,342.049	14.715168	0.000	14.976862	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.733046	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.442288	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.227041	210,335.013	13.786082	0.000	14.073587	0.000	12/31/15
13.934005	222,875.130	14.478810	0.000	14.758387	0.000	12/31/14
13.910727	249,517.020	14.410726	0.000	14.666741	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.532717	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.419061	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 5 This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

•	See Appendix C for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
13.100558	0.000	12.928668	0.000	12/31/15
13.152503	418.279	12.999715	0.000	12/31/14
12.497481	437.513	12.371117	0.000	12/31/13
10.900516	1,270.754	10.806732	0.000	12/31/12
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
9.607427	0.000	9.568384	0.000	12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
12.096048	0.000	11.937328	0.000	12/31/15
12.087375	0.000	11.946943	0.000	12/31/14
11.570392	0.000	11.453397	0.000	12/31/13
8.803671	533.904	8.727915	0.000	12/31/12
7.904526	533.904	7.848506	0.000	12/31/11
8.374294	0.000	8.327588	0.000	12/31/10
7.539424	1,084.521	7.508767	0.000	12/31/09
5.835980	1,063.140	5.821102	0.000	12/31/08
9.929103	0.000	9.918961	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.193039	75.989	16.721243	0.000	12/31/15
17.863305	76.388	17.399595	0.000	12/31/14
16.878876	76.792	16.465770	0.000	12/31/13
13.342878	77.269	13.036141	0.000	12/31/12
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
11.637188	1,124.888	11.421722	0.000	12/31/09
8.579906	2,591.601	8.433883	0.000	12/31/08
15.741778	2,332.385	15.497595	0.000	12/31/07
14.579256	2,270.609	14.375089	0.000	12/31/06
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.568262	48.420	13.289823	0.000	12/31/15
14.185980	245.597	13.916032	0.000	12/31/14
14.037624	216.944	13.791484	0.000	12/31/13
12.943681	186.410	12.736101	0.000	12/31/12
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
10.966451	3,013.278	10.840002	0.000	12/31/09
9.066003	10,848.742	8.975117	0.000	12/31/08
12.879212	10,816.707	12.769620	0.000	12/31/07
12.025018	9,153.898	11.940953	0.000	12/31/06
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.045617	51.541	12.778165	0.000	12/31/15
13.756845	262.511	13.495353	0.000	12/31/14
13.747812	233.163	13.507042	0.000	12/31/13
11.813071	200.896	11.623867	0.000	12/31/12
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10
9.986399	144.314	9.871459	0.000	12/31/09
7.830225	245.679	7.751894	0.000	12/31/08
13.152081	208.850	13.040454	0.000	12/31/07
12.124648	175.753	12.040151	0.000	12/31/06

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2015. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2016 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2016, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2016, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the Riders are R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW. These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2016. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,195	$1,973	$2,774	$5,404
Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$395	$1,273	$2,274	$5,404

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SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$405	$1,303	$2,327	$5,517

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,095	$1,773	$2,574	$5,404
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$395	$1,273	$2,274	$5,404

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,121	$1,851	$2,709	$5,696
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$421	$1,351	$2,409	$5,695

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OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan

What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•    4% if the Insured is under age 60

•    5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions

Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

5

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

6

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

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Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

Rider Anniversary	Assume:		Then:
	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

Example 2

Rider Anniversary	Assume:		Then:
	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

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Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	-6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	-6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions

Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500.

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We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•	Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

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Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2016, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

• The Commodore Spirit® Contract	File Number 333-19725

• The Commodore Advantage® Contract	File Number 333-51971

• The Commodore Independence® Contract	File Number 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account as of December 31, 2015 and for the periods indicated in the financial statements, and of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”). The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for each of the last three fiscal years. Commission information is shown in the aggregate for all AILIC VA Products.

	2015	2014	2013
Commissions paid	$4.5 million	$4.5 million	$4.7 million
Commissions retained	$55,483	$0.00	$226,143

Note: GAA has reclassified the commissions paid to it as the broker-dealer of record for accounts that are not currently associated with another broker-dealer. As a result of that reclassification, such commissions are now included in the amount shown as “Commissions retained” and the amount of “Commissions retained” for 2013 has been restated.

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2015, payments of up to $30,000 were made to the following selling firms in connection with conference sponsorships: GWN Securities, Inc.; Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.10% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.17%. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n    =    ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR    =    (ERV / P) - 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield. Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccount and its corresponding Money Market Portfolio: Dreyfus V.I.F. Government Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

Yield    =    (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield    =    [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for a Money Market Subaccount by calling us toll free at 1-800-789-6771.

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BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

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•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

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Tax Deferral on Non-Tax-Qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2015 for the periods indicated in the financial statements, and the Company’s audited financial statements at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS

Annuity Investors Variable Account B

Year Ended December 31, 2015

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2015

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2015, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2015, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2016

Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios - Class I Shares:
Capital Appreciation Fund	425,822.203	$6,144,629	$6,395,850
Large Company Value Fund	171,616.782	1,668,640	2,469,565
Mid Cap Value Fund	350,058.438	4,918,633	6,437,575
Ultra Fund	304,303.872	3,204,247	4,707,581
Calamos Advisors Trust:
Growth and Income Portfolio	107,373.432	1,542,360	1,510,744
Davis Variable Account Fund, Inc.:
Value Portfolio	101,690.892	1,181,790	978,266
Deutsche Investments VIT Funds - Class A:
Small Cap Index VIP	253,707.580	3,484,882	3,851,282
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	162,744.300	4,939,712	6,275,420
Stock Index Fund, Inc.	961,863.738	29,695,983	41,764,125
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	674,807.534	7,619,509	11,998,079
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	41,537.725	857,805	784,232
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	175,915.979	6,282,864	7,956,679
Growth and Income Portfolio	117,502.438	2,543,963	3,522,723
Money Market Portfolio	3,042,919.065	3,042,919	3,042,918
Opportunistic Small Cap Portfolio	130,169.853	3,925,445	5,990,417
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	184,872.680	2,017,750	1,981,836
Ibbotson Conservative ETF Asset Allocation Portfolio	40,303.876	454,373	430,042
Ibbotson Growth ETF Asset Allocation Portfolio	226,579.555	2,199,851	2,385,883
Ibbotson Income and Growth ETF Asset Allocation Portfolio	62,341.771	685,129	658,952
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Fund	151,788.020	2,292,714	2,003,603
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	464,531.326	6,012,970	7,288,496
Comstock Fund	391,551.589	5,253,970	6,879,562
Core Equity Fund	136,592.803	3,596,139	4,622,301
Diversified Dividend Fund	49,531.961	918,609	1,152,609
Global Health Care Fund	125,498.470	3,175,076	3,984,578
High Yield Fund	402,379.783	2,194,828	2,036,042
Mid Cap Growth Fund	1,713,058.225	7,192,361	9,216,254
Small Cap Equity Fund	157,722.407	2,839,191	2,782,224
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,167,668.499	31,891,857	35,123,469
Enterprise Portfolio	257,170.563	9,725,027	14,743,588
Forty Portfolio	359,835.534	13,135,547	13,087,218
Global Research Portfolio	217,513.635	5,841,969	8,752,748
Janus Portfolio	413,668.176	10,111,714	12,757,527
Overseas Portfolio	468,637.012	18,161,778	13,496,745
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	453,908.492	4,546,110	4,652,562
Mid-Cap Growth Portfolio	84,630.295	1,002,843	848,843
U.S. Real Estate Portfolio	423,136.713	5,316,066	8,581,213
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	37,569.534	1,790,608	2,084,733
Conservative Balanced Fund	74,322.456	880,966	1,074,703
Main Street Fund	82,390.964	2,028,493	2,409,111
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	188,308.938	2,580,401	2,246,526
Total Return Portfolio	528,863.846	5,964,452	5,595,379
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	214,569.924	2,348,383	2,293,753
Strategic Growth Fund	266,040.366	2,536,380	2,782,782
Wilshire Variable Insurance Trust:
2015 ETF Fund	23,277.643	264,392	255,588
2025 ETF Fund	40,307.636	435,303	451,043
2035 ETF Fund	22,010.274	222,903	243,873

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios - Class I Shares:
Capital Appreciation Fund - 1.50% series contract	446.785	$10.832266	$4,840
Capital Appreciation Fund - 1.40% series contract	582,161.791	10.850824	6,316,935
Capital Appreciation Fund - 1.25% series contract	3,738.933	10.878738	40,675
Capital Appreciation Fund - 1.10% series contract	2,393.518	10.906648	26,105
Capital Appreciation Fund - 0.95% series contract	667.110	10.934561	7,295
Large Company Value Fund - 1.40% series contract	137,942.885	15.219626	2,099,439
Large Company Value Fund - 1.25% series contract	14,285.294	15.478738	221,118
Large Company Value Fund - 1.10% series contract	628.375	15.741616	9,892
Large Company Value Fund - 0.95% series contract	8,690.223	16.008379	139,116
Mid Cap Value Fund - 1.50% series contract	106.677	22.916394	2,445
Mid Cap Value Fund - 1.40% series contract	258,198.401	23.175701	5,983,929
Mid Cap Value Fund - 1.25% series contract	10,040.688	23.570233	236,661
Mid Cap Value Fund - 1.10% series contract	543.419	23.970544	13,026
Mid Cap Value Fund - 0.95% series contract	8,266.712	24.376526	201,514
Ultra Fund - 1.50% series contract	196.317	17.725054	3,480
Ultra Fund - 1.40% series contract	255,811.355	17.925624	4,585,578
Ultra Fund - 1.25% series contract	45.781	18.230789	835
Ultra Fund - 1.10% series contract	2,535.016	18.540400	47,000
Ultra Fund - 0.95% series contract	3,749.147	18.854464	70,688
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	98,350.711	13.216429	1,299,845
Growth and Income Portfolio - 1.25% series contract	1,809.214	13.392130	24,229
Growth and Income Portfolio - 1.10% series contract	205.802	13.569775	2,793
Growth and Income Portfolio - 0.95% series contract	13,373.594	13.749265	183,877
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	72,255.540	12.203048	881,738
Value Portfolio - 1.25% series contract	118.673	12.365353	1,467
Value Portfolio - 1.10% series contract	3,226.479	12.529386	40,426
Value Portfolio - 0.95% series contract	4,303.620	12.695208	54,635
Deutsche Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	125.771	23.872855	3,003
Small Cap Index VIP - 1.40% series contract	154,975.609	24.278397	3,762,559
Small Cap Index VIP - 1.25% series contract	18.899	24.897604	471
Small Cap Index VIP - 1.10% series contract	296.326	25.531497	7,566
Small Cap Index VIP - 0.95% series contract	2,967.169	26.180862	77,683
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.700	17.758821	4,861
Socially Responsible Growth Fund, Inc. - 1.40% series contract	343,312.880	18.091666	6,211,102
Socially Responsible Growth Fund, Inc. - 1.10% series contract	2,061.589	19.127115	39,432
Socially Responsible Growth Fund, Inc. - 0.95% series contract	1,018.287	19.665732	20,025
Stock Index Fund, Inc. - 1.50% series contract	732.638	22.487380	16,475
Stock Index Fund, Inc. - 1.40% series contract	1,785,686.051	22.908763	40,907,859
Stock Index Fund, Inc. - 1.25% series contract	4,836.121	18.736456	90,612
Stock Index Fund, Inc. - 1.10% series contract	15,778.080	24.219646	382,140
Stock Index Fund, Inc. - 0.95% series contract	14,739.385	24.901892	367,039
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	178.444	20.653759	3,686
Technology Growth Portfolio - 1.40% series contract	571,241.425	20.887553	11,931,836
Technology Growth Portfolio - 1.25% series contract	24.449	21.243133	519
Technology Growth Portfolio - 1.10% series contract	407.640	21.603916	8,807
Technology Growth Portfolio - 0.95% series contract	2,422.896	21.969931	53,231
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	46,573.191	14.911004	694,453
MidCap Stock Portfolio - 1.25% series contract	53.477	15.109304	808
MidCap Stock Portfolio - 1.10% series contract	397.838	15.309701	6,091
MidCap Stock Portfolio - 0.95% series contract	5,342.893	15.512272	82,880
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.338	21.283506	5,051
Appreciation Portfolio - 1.40% series contract	351,273.960	21.682243	7,616,407
Appreciation Portfolio - 1.25% series contract	12,189.517	17.911589	218,334
Appreciation Portfolio - 1.10% series contract	551.498	22.922927	12,642
Appreciation Portfolio - 0.95% series contract	4,423.113	23.568335	104,245
Growth and Income Portfolio - 1.50% series contract	233.116	19.171872	4,469
Growth and Income Portfolio - 1.40% series contract	178,509.330	19.531634	3,486,579
Growth and Income Portfolio - 1.10% series contract	390.149	20.649363	8,056
Growth and Income Portfolio - 0.95% series contract	1,112.461	21.230935	23,619
Money Market Portfolio - 1.50% series contract	2,413.468	1.114747	2,690
Money Market Portfolio - 1.40% series contract	2,544,081.048	1.129593	2,873,776
Money Market Portfolio - 1.10% series contract	37,601.118	1.186727	44,622
Money Market Portfolio - 0.95% series contract	100,173.954	1.216187	121,830
Opportunistic Small Cap Portfolio - 1.50% series contract	461.483	18.286053	8,439
Opportunistic Small Cap Portfolio - 1.40% series contract	318,395.693	18.628278	5,931,163
Opportunistic Small Cap Portfolio - 1.25% series contract	1,719.015	17.946845	30,851
Opportunistic Small Cap Portfolio - 1.10% series contract	364.442	19.694616	7,178
Opportunistic Small Cap Portfolio - 0.95% series contract	631.417	20.249677	12,786

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	159,102.199	$11.471173	$1,825,089
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	215.385	11.777849	2,537
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	12,922.191	11.933697	154,210
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	33,325.588	11.286371	376,125
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	91.320	11.588016	1,058
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	4,501.961	11.741371	52,859
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	187,047.108	11.197553	2,094,470
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	41.748	11.496910	480
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	24,974.807	11.649053	290,933
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	44,847.180	11.327107	507,989
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	6,552.816	11.477683	75,211
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	58.069	11.629898	675
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	6,371.244	11.783766	75,077
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Fund - 1.40% series contract	186,457.602	9.126476	1,701,701
Templeton Foreign VIP Fund - 1.25% series contract	596.416	9.247859	5,516
Templeton Foreign VIP Fund - 1.10% series contract	7,901.406	9.370551	74,041
Templeton Foreign VIP Fund - 0.95% series contract	23,418.085	9.494583	222,345
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 1.50% series contract	120.661	34.197913	4,126
American Value Fund - 1.40% series contract	203,226.381	34.837910	7,079,982
American Value Fund - 1.25% series contract	2,837.104	29.233941	82,940
American Value Fund - 1.10% series contract	853.289	36.831769	31,428
American Value Fund - 0.95% series contract	2,377.098	37.869676	90,020
Comstock Fund - 1.50% series contract	321.387	13.956601	4,485
Comstock Fund - 1.40% series contract	464,068.023	14.023038	6,507,644
Comstock Fund - 1.25% series contract	5,758.448	14.123253	81,328
Comstock Fund - 1.10% series contract	12,445.683	14.223964	177,027
Comstock Fund - 0.95% series contract	7,614.405	14.325153	109,078
Core Equity Fund - 1.40% series contract	301,183.936	15.153952	4,564,127
Core Equity Fund - 1.10% series contract	1,212.464	15.606865	18,923
Core Equity Fund - 0.95% series contract	2,478.337	15.837549	39,251
Diversified Dividend Fund - 1.40% series contract	70,769.549	15.471471	1,094,909
Diversified Dividend Fund - 1.25% series contract	516.106	15.582027	8,042
Diversified Dividend Fund - 1.10% series contract	662.559	15.693115	10,398
Diversified Dividend Fund - 0.95% series contract	2,484.069	15.804761	39,260
Global Health Care Fund - 1.50% series contract	48.509	22.771219	1,105
Global Health Care Fund - 1.40% series contract	165,270.496	23.110886	3,819,548
Global Health Care Fund - 1.25% series contract	1,323.041	23.630205	31,264
Global Health Care Fund - 1.10% series contract	550.728	24.160083	13,306
Global Health Care Fund - 0.95% series contract	4,831.975	24.701052	119,355
High Yield Fund - 1.40% series contract	111,501.728	17.042638	1,900,284
High Yield Fund - 1.25% series contract	2,081.653	17.348320	36,113
High Yield Fund - 1.10% series contract	262.961	17.658726	4,644
High Yield Fund - 0.95% series contract	5,285.524	17.973878	95,001
Mid Cap Growth Fund - 1.50% series contract	1,828.273	13.991782	25,581
Mid Cap Growth Fund - 1.40% series contract	629,368.749	14.044154	8,838,952
Mid Cap Growth Fund - 1.25% series contract	1,745.890	14.123091	24,657
Mid Cap Growth Fund - 1.10% series contract	15,051.005	14.202288	213,759
Mid Cap Growth Fund - 0.95% series contract	7,933.559	14.281704	113,305
Small Cap Equity Fund - 1.40% series contract	141,141.934	18.747766	2,646,096
Small Cap Equity Fund - 1.25% series contract	2,564.883	19.067036	48,905
Small Cap Equity Fund - 1.10% series contract	214.328	19.390873	4,156
Small Cap Equity Fund - 0.95% series contract	4,212.434	19.719385	83,067
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.50% series contract	360.706	34.124507	12,309
Balanced Portfolio - 1.40% series contract	984,117.320	34.763800	34,211,658
Balanced Portfolio - 1.25% series contract	14,044.050	27.896465	391,779
Balanced Portfolio - 1.10% series contract	3,794.847	36.752884	139,472
Balanced Portfolio - 0.95% series contract	9,745.240	37.787773	368,251
Enterprise Portfolio - 1.40% series contract	412,474.159	35.008152	14,439,958
Enterprise Portfolio - 1.25% series contract	124.022	28.123474	3,488
Enterprise Portfolio - 1.10% series contract	4,232.787	37.012130	156,664
Enterprise Portfolio - 0.95% series contract	3,770.352	38.054229	143,478
Forty Portfolio - 1.50% series contract	404.778	21.894006	8,862
Forty Portfolio - 1.40% series contract	575,448.890	22.265938	12,812,909
Forty Portfolio - 1.25% series contract	5,352.609	22.833756	122,220
Forty Portfolio - 1.10% series contract	3,927.362	23.415082	91,960
Forty Portfolio - 0.95% series contract	2,135.182	24.010678	51,267
Global Research Portfolio - 1.50% series contract	75.989	17.193039	1,306
Global Research Portfolio - 1.40% series contract	496,729.402	17.515441	8,700,435
Global Research Portfolio - 1.25% series contract	75.156	13.787648	1,036
Global Research Portfolio - 1.10% series contract	2,289.133	18.517988	42,390
Global Research Portfolio - 0.95% series contract	398.191	19.039311	7,581
Janus Portfolio - 1.50% series contract	24.767	21.754476	539
Janus Portfolio - 1.40% series contract	570,784.247	22.161871	12,649,647
Janus Portfolio - 1.25% series contract	1,728.076	18.156448	31,376
Janus Portfolio - 1.10% series contract	3,238.183	23.430257	75,871
Janus Portfolio - 0.95% series contract	3.891	24.090494	94
Overseas Portfolio - 1.40% series contract	535,162.785	23.782795	12,727,667
Overseas Portfolio - 1.25% series contract	13,999.009	19.618419	274,638
Overseas Portfolio - 1.10% series contract	9,327.439	25.144034	234,529
Overseas Portfolio - 0.95% series contract	10,053.747	25.852174	259,911

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2015

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	738.161	$17.812913	$13,149
Core Plus Fixed Income Portfolio - 1.40% series contract	230,703.636	18.146371	4,186,434
Core Plus Fixed Income Portfolio - 1.25% series contract	13,033.983	17.350587	226,147
Core Plus Fixed Income Portfolio - 1.10% series contract	5,189.608	19.184658	99,561
Core Plus Fixed Income Portfolio - 0.95% series contract	6,452.264	19.725069	127,271
Mid-Cap Growth Portfolio - 1.40% series contract	52,804.639	14.861452	784,754
Mid-Cap Growth Portfolio - 1.10% series contract	153.395	15.258862	2,341
Mid-Cap Growth Portfolio - 0.95% series contract	3,993.821	15.460786	61,748
U.S. Real Estate Portfolio - 1.40% series contract	175,472.632	46.094893	8,088,392
U.S. Real Estate Portfolio - 1.25% series contract	3,935.117	44.778254	176,208
U.S. Real Estate Portfolio - 1.10% series contract	3,159.547	48.732837	153,974
U.S. Real Estate Portfolio - 0.95% series contract	3,245.917	50.105719	162,639
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.40% series contract	114,074.554	17.237538	1,966,364
Capital Appreciation Fund - 1.25% series contract	840.062	17.530952	14,727
Capital Appreciation Fund - 1.10% series contract	1,641.807	17.828726	29,271
Capital Appreciation Fund - 0.95% series contract	4,101.901	18.130757	74,371
Conservative Balanced Fund - 1.40% series contract	88,805.750	11.470200	1,018,620
Conservative Balanced Fund - 1.25% series contract	777.310	11.665532	9,068
Conservative Balanced Fund - 1.10% series contract	150.558	11.863624	1,786
Conservative Balanced Fund - 0.95% series contract	3,748.896	12.064648	45,229
Main Street Fund - 1.40% series contract	114,488.936	18.211665	2,085,034
Main Street Fund - 1.25% series contract	119.768	18.521642	2,218
Main Street Fund - 1.10% series contract	10,757.049	18.836141	202,621
Main Street Fund - 0.95% series contract	6,224.809	19.155298	119,238
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	159,992.767	13.023155	2,083,611
Real Return Portfolio - 1.25% series contract	2,144.532	13.244840	28,404
Real Return Portfolio - 1.10% series contract	1,889.880	13.469735	25,456
Real Return Portfolio - 0.95% series contract	7,961.377	13.697926	109,055
Total Return Portfolio - 1.40% series contract	298,992.655	15.041825	4,497,395
Total Return Portfolio - 1.25% series contract	6,601.177	15.297871	100,984
Total Return Portfolio - 1.10% series contract	15,111.666	15.557615	235,101
Total Return Portfolio - 0.95% series contract	48,157.451	15.821161	761,899
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	48.420	13.568262	657
Conservative Growth Fund - 1.40% series contract	166,684.973	13.757062	2,293,096
Strategic Growth Fund - 1.50% series contract	51.541	13.045617	672
Strategic Growth Fund - 1.40% series contract	210,335.013	13.227041	2,782,110
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	21,651.313	11.749683	254,396
2015 ETF Fund - 1.10% series contract	98.846	12.063794	1,192
2025 ETF Fund - 1.40% series contract	36,188.204	11.224651	406,200
2025 ETF Fund - 1.25% series contract	1,606.622	11.373919	18,274
2025 ETF Fund - 1.10% series contract	224.306	11.524761	2,585
2025 ETF Fund - 0.95% series contract	2,053.897	11.677219	23,984
2035 ETF Fund - 1.40% series contract	21,718.997	10.718653	232,798
2035 ETF Fund - 1.10% series contract	1,006.378	11.005253	11,075

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
American Century Variable Portfolios - Class I Shares:
Capital Appreciation Fund	$0	$96,850	$(96,850)	$106,703	$456,889	$(414,567)	$149,025	$52,175
Large Company Value Fund	41,376	37,867	3,509	108,234	4,643	(263,624)	(150,747)	(147,238)
Mid Cap Value Fund	114,706	97,454	17,252	335,637	323,914	(858,686)	(199,135)	(181,883)
Ultra Fund	22,606	70,279	(47,673)	322,053	486,835	(514,300)	294,588	246,915
Calamos Advisors Trust:
Growth and Income Portfolio	43,396	21,864	21,532	6,200	61,286	(92,199)	(24,713)	(3,181)
Davis Variable Account Fund, Inc.:
Value Portfolio	8,042	14,449	(6,407)	(4,502)	155,189	(139,580)	11,107	4,700
Deutsche Investments VIT Funds - Class A:
Small Cap Index VIP	45,991	60,728	(14,737)	569,474	331,233	(1,120,349)	(219,642)	(234,379)
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	71,603	95,956	(24,353)	433,490	898,253	(1,610,870)	(279,127)	(303,480)
Stock Index Fund, Inc.	796,675	621,072	175,603	1,697,199	1,239,959	(3,270,038)	(332,880)	(157,277)
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	0	173,003	(173,003)	615,400	1,265,744	(1,142,349)	738,795	565,792
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	3,307	10,736	(7,429)	37,594	118,018	(176,298)	(20,686)	(28,115)
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	144,282	120,557	23,725	86,196	410,361	(847,005)	(350,448)	(326,723)
Growth and Income Portfolio	33,535	55,851	(22,316)	162,717	368,693	(500,151)	31,259	8,943
Money Market Portfolio	6	32,247	(32,241)	0	0	0	0	(32,241)
Opportunistic Small Cap Portfolio	0	92,034	(92,034)	239,154	98,650	(462,163)	(124,359)	(216,393)
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	29,638	32,042	(2,404)	93,796	55,453	(220,777)	(71,528)	(73,932)
Ibbotson Conservative ETF Asset Allocation Portfolio	5,218	6,662	(1,444)	1,236	10,665	(21,478)	(9,577)	(11,021)
Ibbotson Growth ETF Asset Allocation Portfolio	31,872	37,379	(5,507)	166,569	36,659	(284,514)	(81,286)	(86,793)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	10,179	8,918	1,261	8,381	25,403	(52,662)	(18,878)	(17,617)
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Fund	72,305	29,997	42,308	21,709	73,851	(306,395)	(210,835)	(168,527)
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	25,722	121,411	(95,689)	623,150	1,011,147	(2,393,394)	(759,097)	(854,786)
Comstock Fund	147,063	109,646	37,417	482,293	20,822	(1,093,574)	(590,459)	(553,042)
Core Equity Fund	57,120	72,705	(15,585)	206,415	522,362	(1,082,501)	(353,724)	(369,309)
Diversified Dividend Fund	20,902	17,083	3,819	78,227	0	(77,086)	1,141	4,960
Global Health Care Fund	0	63,181	(63,181)	721,755	388,756	(972,417)	138,094	74,913
High Yield Fund	117,132	31,881	85,251	40,392	0	(212,319)	(171,927)	(86,676)
Mid Cap Growth Fund	0	139,664	(139,664)	352,321	744,702	(958,752)	138,271	(1,393)
Small Cap Equity Fund	0	45,927	(45,927)	370,732	612,096	(1,139,100)	(156,272)	(202,199)
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	688,826	523,183	165,643	826,706	1,154,606	(2,431,536)	(450,224)	(284,581)
Enterprise Portfolio	136,220	220,550	(84,330)	1,231,754	1,640,011	(2,369,763)	502,002	417,672
Forty Portfolio	162,144	189,599	(27,455)	405,380	2,538,339	(1,559,990)	1,383,729	1,356,274
Global Research Portfolio	62,765	136,276	(73,511)	521,855	0	(765,191)	(243,336)	(316,847)
Janus Portfolio	85,501	191,010	(105,509)	842,165	2,462,465	(2,678,866)	625,764	520,255
Overseas Portfolio	87,720	206,858	(119,138)	(1,914,014)	427,571	220,106	(1,266,337)	(1,385,475)
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	170,969	69,796	101,173	33,313	0	(231,978)	(198,665)	(97,492)
Mid-Cap Growth Portfolio	0	13,883	(13,883)	23,281	165,933	(239,423)	(50,209)	(64,092)
U.S. Real Estate Portfolio	122,604	127,479	(4,875)	676,992	0	(625,365)	51,627	46,752
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	2,050	30,703	(28,653)	122,594	392,602	(440,321)	74,875	46,222
Conservative Balanced Fund	25,292	15,727	9,565	49,423	0	(63,564)	(14,141)	(4,576)
Main Street Fund	24,272	36,009	(11,737)	177,584	396,313	(509,313)	64,584	52,847
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	97,228	36,205	61,023	(35,716)	0	(126,658)	(162,374)	(101,351)
Total Return Portfolio	289,060	79,166	209,894	(20,197)	60,975	(296,546)	(255,768)	(45,874)
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	32,035	34,045	(2,010)	(577)	164,885	(264,170)	(99,862)	(101,872)
Strategic Growth Fund	40,845	42,575	(1,730)	(15,055)	150,423	(283,644)	(148,276)	(150,006)
Wilshire Variable Insurance Trust:
2015 ETF Fund	5,681	4,371	1,310	43,913	17,069	(68,720)	(7,738)	(6,428)
2025 ETF Fund	8,206	6,573	1,633	7,193	17,197	(43,138)	(18,748)	(17,115)
2035 ETF Fund	4,229	3,891	338	13,587	7,155	(30,360)	(9,618)	(9,280)

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2015

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Capital Appreciation Fund	$(96,850)	$106,703	$456,889	$(414,567)	$52,175	$288,887	$777,352	$92	$(488,373)	$(436,198)	$6,832,048	$6,395,850
Large Company Value Fund	3,509	108,234	4,643	(263,624)	(147,238)	102,428	363,731	(99,421)	(360,724)	(507,962)	2,977,527	2,469,565
Mid Cap Value Fund	17,252	335,637	323,914	(858,686)	(181,883)	195,486	1,051,904	(81,334)	(937,752)	(1,119,635)	7,557,210	6,437,575
Ultra Fund	(47,673)	322,053	486,835	(514,300)	246,915	119,120	585,206	(264,540)	(730,626)	(483,711)	5,191,292	4,707,581
Calamos Advisors Trust:
Growth and Income Portfolio	21,532	6,200	61,286	(92,199)	(3,181)	82,512	273,494	(59,479)	(250,461)	(253,642)	1,764,386	1,510,744
Davis Variable Account Fund, Inc.:
Value Portfolio	(6,407)	(4,502)	155,189	(139,580)	4,700	56,746	182,290	(19,425)	(144,969)	(140,269)	1,118,535	978,266
Deutsche Investments VIT Funds - Class A:
Small Cap Index VIP	(14,737)	569,474	331,233	(1,120,349)	(234,379)	170,756	560,966	(138,945)	(529,155)	(763,534)	4,614,816	3,851,282
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(24,353)	433,490	898,253	(1,610,870)	(303,480)	126,311	794,640	(108,152)	(776,481)	(1,079,961)	7,355,381	6,275,420
Stock Index Fund, Inc.	175,603	1,697,199	1,239,959	(3,270,038)	(157,277)	1,153,221	4,558,074	(705,880)	(4,110,733)	(4,268,010)	46,032,135	41,764,125
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(173,003)	615,400	1,265,744	(1,142,349)	565,792	273,330	985,940	(190,507)	(903,117)	(337,325)	12,335,404	11,998,079
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(7,429)	37,594	118,018	(176,298)	(28,115)	46,126	84,415	17,641	(20,648)	(48,763)	832,995	784,232
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	23,725	86,196	410,361	(847,005)	(326,723)	249,274	890,073	(109,367)	(750,166)	(1,076,889)	9,033,568	7,956,679
Growth and Income Portfolio	(22,316)	162,717	368,693	(500,151)	8,943	100,128	746,941	163,609	(483,204)	(474,261)	3,996,984	3,522,723
Money Market Portfolio	(32,241)	0	0	0	(32,241)	74,384	583,776	893,686	384,294	352,053	2,690,865	3,042,918
Opportunistic Small Cap Portfolio	(92,034)	239,154	98,650	(462,163)	(216,393)	155,540	704,146	(179,340)	(727,946)	(944,339)	6,934,756	5,990,417
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(2,404)	93,796	55,453	(220,777)	(73,932)	120,128	591,659	(32,289)	(503,820)	(577,752)	2,559,588	1,981,836
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,444)	1,236	10,665	(21,478)	(11,021)	22,581	123,301	(14,752)	(115,472)	(126,493)	556,535	430,042
Ibbotson Growth ETF Asset Allocation Portfolio	(5,507)	166,569	36,659	(284,514)	(86,793)	166,411	656,433	(18,058)	(508,080)	(594,873)	2,980,756	2,385,883
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,261	8,381	25,403	(52,662)	(17,617)	24,457	93,540	68,774	(309)	(17,926)	676,878	658,952
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Fund	42,308	21,709	73,851	(306,395)	(168,527)	134,520	276,127	89,237	(52,370)	(220,897)	2,224,500	2,003,603
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	(95,689)	623,150	1,011,147	(2,393,394)	(854,786)	212,029	1,187,965	(195,221)	(1,171,157)	(2,025,943)	9,314,439	7,288,496
Comstock Fund	37,417	482,293	20,822	(1,093,574)	(553,042)	221,593	1,194,637	(231,122)	(1,204,166)	(1,757,208)	8,636,770	6,879,562
Core Equity Fund	(15,585)	206,415	522,362	(1,082,501)	(369,309)	112,172	606,016	(33,915)	(527,759)	(897,068)	5,519,369	4,622,301
Diversified Dividend Fund	3,819	78,227	0	(77,086)	4,960	59,997	127,363	(45,219)	(112,585)	(107,625)	1,260,234	1,152,609
Global Health Care Fund	(63,181)	721,755	388,756	(972,417)	74,913	166,878	642,571	(5,107)	(480,800)	(405,887)	4,390,465	3,984,578
High Yield Fund	85,251	40,392	0	(212,319)	(86,676)	93,148	450,186	(89,454)	(446,492)	(533,168)	2,569,210	2,036,042
Mid Cap Growth Fund	(139,664)	352,321	744,702	(958,752)	(1,393)	275,358	768,727	(238,157)	(731,526)	(732,919)	9,949,173	9,216,254
Small Cap Equity Fund	(45,927)	370,732	612,096	(1,139,100)	(202,199)	96,588	515,670	(114,458)	(533,540)	(735,739)	3,517,963	2,782,224
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	165,643	826,706	1,154,606	(2,431,536)	(284,581)	1,022,437	4,825,893	123,321	(3,680,135)	(3,964,716)	39,088,185	35,123,469
Enterprise Portfolio	(84,330)	1,231,754	1,640,011	(2,369,763)	417,672	300,317	1,540,990	(70,604)	(1,311,277)	(893,605)	15,637,193	14,743,588
Forty Portfolio	(27,455)	405,380	2,538,339	(1,559,990)	1,356,274	319,244	1,603,220	(76,324)	(1,360,300)	(4,026)	13,091,244	13,087,218
Global Research Portfolio	(73,511)	521,855	0	(765,191)	(316,847)	220,870	999,604	(130,591)	(909,325)	(1,226,172)	9,978,920	8,752,748
Janus Portfolio	(105,509)	842,165	2,462,465	(2,678,866)	520,255	302,031	1,248,950	(480,809)	(1,427,728)	(907,473)	13,665,000	12,757,527
Overseas Portfolio	(119,138)	(1,914,014)	427,571	220,106	(1,385,475)	644,621	2,056,374	589,809	(821,944)	(2,207,419)	15,704,164	13,496,745
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	101,173	33,313	0	(231,978)	(97,492)	153,399	819,697	8,823	(657,475)	(754,967)	5,407,529	4,652,562
Mid-Cap Growth Portfolio	(13,883)	23,281	165,933	(239,423)	(64,092)	39,920	164,973	(143,252)	(268,305)	(332,397)	1,181,240	848,843
U.S. Real Estate Portfolio	(4,875)	676,992	0	(625,365)	46,752	254,459	1,422,582	(68,876)	(1,236,999)	(1,190,247)	9,771,460	8,581,213
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	(28,653)	122,594	392,602	(440,321)	46,222	67,993	257,268	41,858	(147,417)	(101,195)	2,185,928	2,084,733
Conservative Balanced Fund	9,565	49,423	0	(63,564)	(4,576)	36,408	157,135	(25,704)	(146,431)	(151,007)	1,225,710	1,074,703
Main Street Fund	(11,737)	177,584	396,313	(509,313)	52,847	96,394	325,717	(135,225)	(364,548)	(311,701)	2,720,812	2,409,111
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	61,023	(35,716)	0	(126,658)	(101,351)	112,112	484,930	(121,340)	(494,158)	(595,509)	2,842,035	2,246,526
Total Return Portfolio	209,894	(20,197)	60,975	(296,546)	(45,874)	314,232	855,729	(127,068)	(668,565)	(714,439)	6,309,818	5,595,379
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	(2,010)	(577)	164,885	(264,170)	(101,872)	13,093	86,248	(288)	(73,443)	(175,315)	2,469,068	2,293,753
Strategic Growth Fund	(1,730)	(15,055)	150,423	(283,644)	(150,006)	14,135	179,962	(10,539)	(176,366)	(326,372)	3,109,154	2,782,782
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,310	43,913	17,069	(68,720)	(6,428)	7,275	157,208	(12,814)	(162,747)	(169,175)	424,763	255,588
2025 ETF Fund	1,633	7,193	17,197	(43,138)	(17,115)	19,633	15,601	(5,999)	(1,967)	(19,082)	470,125	451,043
2035 ETF Fund	338	13,587	7,155	(30,360)	(9,280)	10,684	50,247	1,325	(38,238)	(47,518)	291,391	243,873

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2014

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Capital Appreciation Fund (*)	$(66,161)	$44,559	$0	$665,788	$644,186	$128,791	$592,639	$6,651,710	$6,187,862	$6,832,048	$0	$6,832,048
Large Company Value Fund	2,621	31,057	0	282,839	316,517	140,319	381,191	10,957	(229,915)	86,602	2,890,925	2,977,527
Mid Cap Value Fund	(14,591)	394,082	499,164	162,105	1,040,760	228,130	1,161,160	(172,025)	(1,105,055)	(64,295)	7,621,505	7,557,210
Ultra Fund	(52,158)	251,649	0	215,748	415,239	160,442	540,917	(53,797)	(434,272)	(19,033)	5,210,325	5,191,292
Vista Fund (**)	(31,774)	876,902	757,988	(1,805,074)	(201,958)	65,890	192,172	(6,890,898)	(7,017,180)	(7,219,138)	7,219,138	0
Calamos Advisors Trust:
Growth and Income Portfolio	(7,096)	21,375	164,571	(85,571)	93,279	102,626	215,249	(38,150)	(150,773)	(57,494)	1,821,880	1,764,386
Davis Variable Account Fund, Inc.:
Value Portfolio	(5,838)	70,485	226,350	(234,204)	56,793	59,239	179,486	(31,454)	(151,701)	(94,908)	1,213,443	1,118,535
Deutsche Investments VIT Funds - Class A:
Small Cap Index VIP	(20,096)	314,639	276,580	(436,977)	134,146	213,913	692,924	(233,694)	(712,705)	(578,559)	5,193,375	4,614,816
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(25,459)	473,248	501,592	(139,825)	809,556	171,201	788,625	(34,294)	(651,718)	157,838	7,197,543	7,355,381
Stock Index Fund, Inc.	154,570	1,984,112	530,529	2,389,415	5,058,626	1,347,186	5,339,640	(607,472)	(4,599,926)	458,700	45,573,435	46,032,135
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(179,684)	914,642	687,496	(768,771)	653,683	302,853	1,635,248	(243,530)	(1,575,925)	(922,242)	13,257,646	12,335,404
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(5,837)	185,007	5,721	(95,330)	89,561	49,523	130,696	(268,576)	(349,749)	(260,188)	1,093,183	832,995
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	37,754	243,887	240,143	60,491	582,275	248,719	1,126,078	50,266	(827,093)	(244,818)	9,278,386	9,033,568
Growth and Income Portfolio	(25,231)	138,395	0	208,795	321,959	102,520	568,470	19,840	(446,110)	(124,151)	4,121,135	3,996,984
Money Market Portfolio	(36,984)	0	0	0	(36,984)	122,918	792,073	99,420	(569,735)	(606,719)	3,297,584	2,690,865
Opportunistic Small Cap Portfolio	(100,124)	87,631	0	5,294	(7,199)	205,008	888,749	(30,734)	(714,475)	(721,674)	7,656,430	6,934,756
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(4,062)	117,988	38,061	(77,823)	74,164	308,039	263,569	(187,707)	(143,237)	(69,073)	2,628,661	2,559,588
Ibbotson Conservative ETF Asset Allocation Portfolio	(3,238)	12,620	8,419	(9,362)	8,439	38,988	190,996	43,231	(108,777)	(100,338)	656,873	556,535
Ibbotson Growth ETF Asset Allocation Portfolio	(13,266)	312,708	6,762	(207,205)	98,999	169,122	747,937	(21,743)	(600,558)	(501,559)	3,482,315	2,980,756
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(1,359)	15,741	12,720	(12,467)	14,635	40,850	161,480	36,745	(83,885)	(69,250)	746,128	676,878
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Fund	11,616	107,898	0	(365,541)	(246,027)	171,990	310,585	498,482	359,887	113,860	2,110,640	2,224,500
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	(91,719)	659,269	762,808	(576,239)	754,119	245,679	1,340,532	(114,484)	(1,209,337)	(455,218)	9,769,657	9,314,439
Comstock Fund	(8,006)	384,072	0	296,264	672,330	278,146	1,067,102	142,621	(646,335)	25,995	8,610,775	8,636,770
Core Equity Fund	(35,667)	544,623	29,107	(127,847)	410,216	134,968	746,444	(672,415)	(1,283,891)	(873,675)	6,393,044	5,519,369
Diversified Dividend Fund	2,875	91,011	0	38,585	132,471	71,698	247,425	51,881	(123,846)	8,625	1,251,609	1,260,234
Global Health Care Fund	(57,954)	592,643	161,071	(17,429)	678,331	161,526	593,189	243,429	(188,234)	490,097	3,900,368	4,390,465
High Yield Fund	87,117	58,255	0	(133,335)	12,037	125,366	257,941	(8,672)	(141,247)	(129,210)	2,698,420	2,569,210
Mid Cap Growth Fund	(141,844)	395,261	0	377,365	630,782	304,805	1,240,942	(133,242)	(1,069,379)	(438,597)	10,387,770	9,949,173
Small Cap Equity Fund	(49,927)	298,088	311,193	(534,829)	24,525	123,154	422,149	(9,171)	(308,166)	(283,641)	3,801,604	3,517,963
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	129,476	1,304,333	1,038,631	182,285	2,654,725	985,627	5,133,620	25,506	(4,122,487)	(1,467,762)	40,555,947	39,088,185
Enterprise Portfolio	(193,206)	1,774,865	1,073,316	(1,046,869)	1,608,106	342,118	1,993,944	(286,844)	(1,938,670)	(330,564)	15,967,757	15,637,193
Forty Portfolio	(159,805)	648,544	3,909,166	(3,532,506)	865,399	327,630	1,379,267	(359,055)	(1,410,692)	(545,293)	13,636,537	13,091,244
Global Research Portfolio	(33,328)	589,112	0	8,163	563,947	246,669	1,213,206	165,148	(801,389)	(237,442)	10,216,362	9,978,920
Janus Portfolio	(141,473)	1,202,189	974,459	(584,313)	1,450,862	325,784	1,863,469	(321,660)	(1,859,345)	(408,483)	14,073,483	13,665,000
Overseas Portfolio	818,690	(885,653)	1,290,185	(3,562,785)	(2,339,563)	757,746	2,185,552	214,445	(1,213,361)	(3,552,924)	19,257,088	15,704,164
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	95,317	(76,082)	0	340,012	359,247	204,379	1,023,524	(167,055)	(986,200)	(626,953)	6,034,482	5,407,529
Mid-Cap Growth Portfolio	(16,688)	32,490	167,229	(175,320)	7,711	92,320	150,321	16,979	(41,022)	(33,311)	1,214,551	1,181,240
U.S. Real Estate Portfolio	5,267	557,813	0	1,731,840	2,294,920	307,933	1,056,608	(614,747)	(1,363,422)	931,498	8,839,962	9,771,460
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	(19,661)	183,473	52,530	58,153	274,495	73,512	237,010	(32,163)	(195,661)	78,834	2,107,094	2,185,928
Capital Income Fund	9,001	10,355	0	60,562	79,918	42,032	255,799	127,602	(86,165)	(6,247)	1,231,957	1,225,710
Main Street Fund	(13,932)	229,172	56,187	(27,720)	243,707	121,873	424,613	18,264	(284,476)	(40,769)	2,761,581	2,720,812
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	1,808	15,711	0	55,060	72,579	166,659	624,110	(190,195)	(647,646)	(575,067)	3,417,102	2,842,035
Total Return Portfolio	56,304	9,934	0	128,801	195,039	461,576	1,099,698	(103,328)	(741,450)	(546,411)	6,856,229	6,309,818
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	17,733	40,240	128,093	(151,823)	34,243	16,340	315,351	(100,681)	(399,692)	(365,449)	2,834,517	2,469,068
Strategic Growth Fund	7,321	(2,479)	0	7,030	11,872	19,421	295,665	(100,642)	(376,886)	(365,014)	3,474,168	3,109,154
Wilshire Variable Insurance Trust:
2015 ETF Fund	332	28,393	11,277	(24,201)	15,801	9,727	42,228	(38,556)	(71,057)	(55,256)	480,019	424,763
2025 ETF Fund	(1,106)	16,713	3,934	(2,469)	17,072	17,953	17,871	(47,898)	(47,816)	(30,744)	500,869	470,125
2035 ETF Fund	(860)	13,938	1,153	(1,923)	12,308	14,822	41,970	(2)	(27,150)	(14,842)	306,233	291,391

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 25, 2014 (commencement of operations) to December 31, 2014.
(**)	Period from January 1, 2014 to April 25, 2014 (fund termination date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2015 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Capital Appreciation Fund

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Deutsche Investments VIT Funds – Class A:

•	Small Cap Index VIP

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolio – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Opportunistic Small Cap Portfolio

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Templeton Foreign VIP Fund

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(1)	ORGANIZATION—Continued

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	High Yield Fund

•	Mid Cap Growth Fund

•	Small Cap Equity Fund

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Capital Appreciation Fund

•	Conservative Balanced Fund

•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	Real Return Portfolio

•	Total Return Portfolio

Timothy Partners, Ltd. – Variable Series:

•	Conservative Growth Fund

•	Strategic Growth Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

On April 30, 2015, Oppenheimer Variable Account Funds – Non-Service Shares Capital Income Fund changed its name to Oppenheimer Variable Account Funds – Non-Service Shares Conservative Balanced Fund.

On April 25, 2014, the American Century Variable Portfolios – Class I Shares Vista Fund was acquired by the American Century Variable Portfolios – Class I Shares Capital Appreciation Fund.

On May 1, 2014, the Franklin Templeton Variable Insurance Products Trust – Class 2 Templeton Foreign Securities Fund changed its name to Franklin Templeton Variable Insurance Products Trust – Class 2 Templeton Foreign VIP Fund.

On August 11, 2014, DWS Investments VIT Funds – Class A Small Cap Index VIP changed its name to Deutsche Investments VIT Funds – Class A Small Cap Index.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES—Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2015:

1.50% Series Contracts	$3,019
1.40% Series Contracts	4,162,492
1.25% Series Contracts	35,120
1.10% Series Contracts	31,485
0.95% Series Contracts	53,228

$4,285,344

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(3)	DEDUCTIONS AND EXPENSES- Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $209,240 for the year ended December 31, 2015.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2015 Statements of Changes in Net Assets for applicable periods) December 31, 2015, are as follows:

	2015
	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund	$909,674	$1,038,008
Large Company Value Fund	118,104	470,676
Mid Cap Value Fund	643,088	1,239,674
Ultra Fund	596,064	887,528
Calamos Advisors Trust:
Growth and Income Portfolio	170,396	338,039
Davis Variable Account Fund, Inc.:
Value Portfolio	202,043	198,230
Deutsche Investments VIT Small Cap Index VIP—Class A
Small Cap Index VIP	868,939	1,081,598
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	1,025,631	928,212
Stock Index Fund, Inc.	2,450,461	5,145,632
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	1,485,616	1,295,992
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	339,997	250,056
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	692,047	1,008,127
Growth and Income Portfolio	615,310	752,137
Money Market Portfolio	1,078,099	726,046
Opportunistic Small Cap Portfolio	243,436	964,766
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	270,128	720,899
Ibbotson Conservative ETF Asset Allocation Portfolio	35,292	141,543
Ibbotson Growth ETF Asset Allocation Portfolio	186,093	663,021
Ibbotson Income and Growth ETF Asset Allocation Portfolio	126,970	100,615
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	457,018	393,229
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	1,236,409	1,492,108
Comstock Fund	306,606	1,452,533
Core Equity Fund	637,351	658,333
Diversified Dividend Fund	116,735	225,501
Global Health Care Fund	953,495	1,108,720
High Yield Fund	236,507	597,748
Mid Cap Growth Fund	965,336	1,091,824
Small Cap Equity Fund	747,652	715,023
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	2,619,879	4,979,765
Enterprise Portfolio	2,107,932	1,863,528
Forty Portfolio	2,917,555	1,766,971
Global Research Portfolio	115,587	1,098,423
Janus Portfolio	2,656,754	1,727,526
Overseas Portfolio	1,778,079	2,291,590
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	286,082	842,384
Mid-Cap Growth Portfolio	218,969	335,224
U.S. Real Estate Portfolio	548,545	1,790,419
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	537,315	320,783
Conservative Balanced Fund	58,016	194,882
Main Street Fund	498,024	477,996
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	254,662	687,797
Total Return Portfolio	654,092	1,051,788
Timothy Partners, Ltd—Variable Series.:
Conservative Growth Fund	200,062	110,630
Strategic Growth Fund	193,551	221,224
Wilshire Variable Insurance Trust:
2015 ETF Fund	36,539	180,907
2025 ETF Fund	44,384	27,521
2035 ETF Fund	21,889	52,634

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund—1.50% series contract	438.328	9.556	1.099	446.785
Capital Appreciation Fund—1.40% series contract	624,423.751	44,052.522	86,314.482	582,161.791
Capital Appreciation Fund—1.25% series contract	4,715.454	0.000	976.521	3,738.933
Capital Appreciation Fund—1.10% series contract	2,356.955	44.363	7.800	2,393.518
Capital Appreciation Fund—0.95% series contract	862.040	295.701	490.631	667.110
Large Company Value Fund—1.40% series contract	160,682.405	5,662.465	28,401.985	137,942.885
Large Company Value Fund—1.25% series contract	14,440.584	0.000	155.290	14,285.294
Large Company Value Fund—1.10% series contract	561.806	80.916	14.347	628.375
Large Company Value Fund—0.95% series contract	9,035.135	701.032	1,045.944	8,690.223
Mid Cap Value Fund—1.50% series contract	835.662	152.996	881.981	106.677
Mid Cap Value Fund—1.40% series contract	288,924.804	10,202.593	40,928.996	258,198.401
Mid Cap Value Fund—1.25% series contract	16,701.637	0.000	6,660.949	10,040.688
Mid Cap Value Fund—1.10% series contract	1,074.156	46.489	577.226	543.419
Mid Cap Value Fund—0.95% series contract	8,684.600	839.428	1,257.316	8,266.712
Ultra Fund—1.50% series contract	846.066	0.000	649.749	196.317
Ultra Fund—1.40% series contract	296,099.861	6,497.758	46,786.264	255,811.355
Ultra Fund—1.25% series contract	53.901	0.000	8.120	45.781
Ultra Fund—1.10% series contract	2,469.784	74.426	9.194	2,535.016
Ultra Fund—0.95% series contract	3,740.186	308.323	299.362	3,749.147
Calamos Advisors Trust:
Growth and Income Portfolio—1.50% series contract	418.279	0.000	418.279	0.000
Growth and Income Portfolio—1.40% series contract	111,095.556	5,232.357	17,977.202	98,350.711
Growth and Income Portfolio—1.25% series contract	7,867.673	0.001	6,058.460	1,809.214
Growth and Income Portfolio—1.10% series contract	186.752	19.484	0.434	205.802
Growth and Income Portfolio—0.95% series contract	12,983.143	1,183.408	792.957	13,373.594
Davis Variable Account Fund, Inc.:
Value Portfolio—1.40% series contract	82,991.715	3,627.912	14,364.087	72,255.540
Value Portfolio—1.25% series contract	132.048	0.000	13.375	118.673
Value Portfolio—1.10% series contract	3,152.521	249.897	175.939	3,226.479
Value Portfolio—0.95% series contract	5,278.946	292.270	1,267.596	4,303.620
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP—1.50% series contract	125.771	0.000	0.000	125.771
Small Cap Index VIP—1.40% series contract	175,303.031	21,217.482	41,544.904	154,975.609
Small Cap Index VIP—1.25% series contract	23.449	0.000	4.550	18.899
Small Cap Index VIP—1.10% series contract	268.766	27.666	0.106	296.326
Small Cap Index VIP—0.95% series contract	2,862.239	203.470	98.540	2,967.169
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.—1.50% series contract	273.700	0.000	0.000	273.700
Socially Responsible Growth Fund, Inc.—1.40% series contract	384,416.782	5,339.972	46,443.874	343,312.880
Socially Responsible Growth Fund, Inc.—1.10% series contract	2,241.578	0.000	179.989	2,061.589
Socially Responsible Growth Fund, Inc.—0.95% series contract	937.748	80.539	0.000	1,018.287
Stock Index Fund, Inc.—1.50% series contract	1,443.783	168.929	880.074	732.638
Stock Index Fund, Inc.—1.40% series contract	1,962,116.610	26,066.655	202,497.214	1,785,686.051
Stock Index Fund, Inc.—1.25% series contract	6,254.996	0.000	1,418.875	4,836.121
Stock Index Fund, Inc.—1.10% series contract	17,485.162	769.382	2,476.464	15,778.080
Stock Index Fund, Inc.—0.95% series contract	14,887.337	1,862.958	2,010.910	14,739.385
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio—1.50% series contract	178.937	0.000	0.493	178.444
Technology Growth Portfolio—1.40% series contract	614,566.783	13,899.301	57,224.659	571,241.425
Technology Growth Portfolio—1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio—1.10% series contract	678.564	1.908	272.832	407.640
Technology Growth Portfolio—0.95% series contract	2,566.640	123.079	266.823	2,422.896
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio—1.40% series contract	48,348.286	12,940.806	14,715.901	46,573.191
MidCap Stock Portfolio—1.25% series contract	63.135	0.000	9.658	53.477
MidCap Stock Portfolio—1.10% series contract	341.424	56.731	0.317	397.838
MidCap Stock Portfolio—0.95% series contract	4,764.922	1,521.204	943.233	5,342.893

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio—1.50% series contract	237.338	0.000	0.000	237.338
Appreciation Portfolio—1.40% series contract	380,145.995	8,977.457	37,849.492	351,273.960
Appreciation Portfolio—1.25% series contract	18,280.730	0.000	6,091.213	12,189.517
Appreciation Portfolio—1.10% series contract	544.476	7.022	0.000	551.498
Appreciation Portfolio—0.95% series contract	4,276.221	236.928	90.036	4,423.113
Growth and Income Portfolio—1.50% series contract	222.017	11.099	0.000	233.116
Growth and Income Portfolio—1.40% series contract	202,650.208	12,258.443	36,399.321	178,509.330
Growth and Income Portfolio—1.10% series contract	513.659	0.000	123.510	390.149
Growth and Income Portfolio—0.95% series contract	1,444.101	63.820	395.460	1,112.461
Money Market Portfolio—1.50% series contract	2,220.957	192.511	0.000	2,413.468
Money Market Portfolio—1.40% series contract	2,249,655.714	910,920.456	616,495.122	2,544,081.048
Money Market Portfolio—1.10% series contract	45,802.103	1,379.639	9,580.624	37,601.118
Money Market Portfolio—0.95% series contract	49,281.981	53,578.386	2,686.413	100,173.954
Opportunistic Small Cap Portfolio—1.50% series contract	450.943	11.179	0.639	461.483
Opportunistic Small Cap Portfolio—1.40% series contract	353,830.748	9,819.870	45,254.925	318,395.693
Opportunistic Small Cap Portfolio—1.25% series contract	2,950.754	141.190	1,372.929	1,719.015
Opportunistic Small Cap Portfolio—1.10% series contract	335.932	28.510	0.000	364.442
Opportunistic Small Cap Portfolio—0.95% series contract	1,137.138	107.424	613.145	631.417
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	198,242.659	16,608.228	55,748.688	159,102.199
Ibbotson Balanced ETF Asset Allocation Portfolio—1.10% series contract	219.412	0.000	4.027	215.385
Ibbotson Balanced ETF Asset Allocation Portfolio—0.95% series contract	16,080.325	764.421	3,922.555	12,922.191
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contract	40,250.589	1,460.710	8,385.711	33,325.588
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contract	2,810.274	0.000	2,810.274	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio—1.10% series contract	94.501	0.000	3.181	91.320
Ibbotson Conservative ETF Asset Allocation Portfolio—0.95% series contract	4,674.011	594.267	766.317	4,501.961
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	230,981.638	10,151.704	54,086.234	187,047.108
Ibbotson Growth ETF Asset Allocation Portfolio—1.10% series contract	41.993	0.000	0.245	41.748
Ibbotson Growth ETF Asset Allocation Portfolio—0.95% series contract	23,995.485	2,495.483	1,516.161	24,974.807
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series contract	47,542.952	1,883.750	4,579.522	44,847.180
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.25% series contract	0.000	6,552.816	0.000	6,552.816
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.10% series contract	58.410	0.000	0.341	58.069
Ibbotson Income and Growth ETF Asset Allocation Portfolio—0.95% series contract	9,974.289	100.649	3,703.694	6,371.244
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund—1.40% series contract	191,584.808	28,719.853	33,847.059	186,457.602
Templeton Foreign VIP Fund—1.25% series contract	604.810	11.948	20.342	596.416
Templeton Foreign VIP Fund—1.10% series contract	7,669.300	712.464	480.358	7,901.406
Templeton Foreign VIP Fund—0.95% series contract	23,830.250	4,396.011	4,808.176	23,418.085
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—1.50% series contract	274.424	215.580	369.343	120.661
American Value Fund—1.40% series contract	231,791.957	6,321.756	34,887.332	203,226.381
American Value Fund—1.25% series contract	4,578.746	79.817	1,821.459	2,837.104
American Value Fund—1.10% series contract	1,170.657	3.331	320.699	853.289
American Value Fund—0.95% series contract	2,244.343	145.482	12.727	2,377.098
Comstock Fund—1.50% series contract	322.109	0.000	0.722	321.387
Comstock Fund—1.40% series contract	549,921.243	10,083.714	95,936.934	464,068.023
Comstock Fund—1.25% series contract	265.380	5,493.068	0.000	5,758.448
Comstock Fund—1.10% series contract	12,922.494	732.126	1,208.937	12,445.683
Comstock Fund—0.95% series contract	7,248.743	476.033	110.371	7,614.405
Core Equity Fund—1.40% series contract	333,757.874	5,709.155	38,283.093	301,183.936
Core Equity Fund—1.10% series contract	2,071.600	18.367	877.503	1,212.464
Core Equity Fund—0.95% series contract	2,416.172	201.419	139.254	2,478.337
Diversified Dividend Fund—1.40% series contract	77,348.609	6,858.497	13,437.557	70,769.549
Diversified Dividend Fund—1.25% series contract	996.225	0.000	480.119	516.106
Diversified Dividend Fund—1.10% series contract	602.944	59.615	0.000	662.559
Diversified Dividend Fund—0.95% series contract	2,964.503	117.131	597.565	2,484.069
Global Health Care Fund—1.50% series contract	48.765	0.000	0.256	48.509
Global Health Care Fund—1.40% series contract	185,802.251	24,586.040	45,117.795	165,270.496
Global Health Care Fund—1.25% series contract	1,330.566	5.851	13.376	1,323.041
Global Health Care Fund—1.10% series contract	550.728	0.000	0.000	550.728
Global Health Care Fund—0.95% series contract	5,128.788	258.558	555.371	4,831.975
High Yield Fund—1.40% series contract	133,047.815	7,570.207	29,116.294	111,501.728
High Yield Fund—1.25% series contract	4,219.689	0.000	2,138.036	2,081.653
High Yield Fund—1.10% series contract	216.334	52.804	6.177	262.961
High Yield Fund—0.95% series contract	6,071.367	461.937	1,247.780	5,285.524
Mid Cap Growth Fund—1.50% series contract	2,916.378	851.461	1,939.566	1,828.273
Mid Cap Growth Fund—1.40% series contract	676,946.467	17,589.861	65,167.579	629,368.749
Mid Cap Growth Fund—1.25% series contract	2,867.484	177.085	1,298.679	1,745.890
Mid Cap Growth Fund—1.10% series contract	15,062.312	880.654	891.961	15,051.005
Mid Cap Growth Fund—0.95% series contract	8,895.133	620.863	1,582.437	7,933.559
Small Cap Equity Fund—1.40% series contract	167,038.832	7,343.447	33,240.345	141,141.934
Small Cap Equity Fund—1.25% series contract	3,738.839	0.000	1,173.956	2,564.883
Small Cap Equity Fund—1.10% series contract	197.770	36.274	19.716	214.328
Small Cap Equity Fund—0.95% series contract	3,598.137	1,305.531	691.234	4,212.434

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2015	Units Purchased	Units Redeemed	Units Outstanding 12/31/2015
Janus Aspen Series—Institutional Shares:
Balanced Portfolio—1.50% series contract	1,342.561	340.249	1,322.104	360.706
Balanced Portfolio—1.40% series contract	1,086,286.624	23,936.885	126,106.189	984,117.320
Balanced Portfolio—1.25% series contract	16,059.812	3,287.054	5,302.816	14,044.050
Balanced Portfolio—1.10% series contract	4,389.384	112.186	706.723	3,794.847
Balanced Portfolio—0.95% series contract	9,638.052	1,611.095	1,503.907	9,745.240
Enterprise Portfolio—1.40% series contract	449,247.759	11,279.182	48,052.782	412,474.159
Enterprise Portfolio—1.25% series contract	130.656	0.000	6.634	124.022
Enterprise Portfolio—1.10% series contract	4,354.344	34.240	155.797	4,232.787
Enterprise Portfolio—0.95% series contract	3,905.629	407.369	542.646	3,770.352
Forty Portfolio—1.50% series contract	518.474	5.022	118.718	404.778
Forty Portfolio—1.40% series contract	635,797.972	13,124.203	73,473.285	575,448.890
Forty Portfolio—1.25% series contract	7,881.483	0.000	2,528.874	5,352.609
Forty Portfolio—1.10% series contract	3,552.583	374.779	0.000	3,927.362
Forty Portfolio—0.95% series contract	2,292.793	637.529	795.140	2,135.182
Global Research Portfolio—1.50% series contract	76.388	0.000	0.399	75.989
Global Research Portfolio—1.40% series contract	545,775.439	5,693.437	54,739.474	496,729.402
Global Research Portfolio—1.25% series contract	75.156	0.000	0.000	75.156
Global Research Portfolio—1.10% series contract	2,445.450	0.000	156.317	2,289.133
Global Research Portfolio—0.95% series contract	382.675	15.516	0.000	398.191
Janus Portfolio—1.50% series contract	25.369	0.000	0.602	24.767
Janus Portfolio—1.40% series contract	634,922.893	7,834.033	71,972.679	570,784.247
Janus Portfolio—1.25% series contract	2,561.067	288.989	1,121.980	1,728.076
Janus Portfolio—1.10% series contract	3,241.976	0.000	3.793	3,238.183
Janus Portfolio—0.95% series contract	3.891	0.000	0.000	3.891
Overseas Portfolio—1.50% series contract	715.167	0.000	715.167	0.000
Overseas Portfolio—1.40% series contract	557,774.261	55,639.485	78,250.961	535,162.785
Overseas Portfolio—1.25% series contract	19,171.561	119.936	5,292.488	13,999.009
Overseas Portfolio—1.10% series contract	9,077.831	909.312	659.704	9,327.439
Overseas Portfolio—0.95% series contract	10,440.688	1,293.885	1,680.826	10,053.747
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.50% series contract	715.105	23.849	0.793	738.161
Core Plus Fixed Income Portfolio—1.40% series contract	263,086.062	7,867.258	40,249.684	230,703.636
Core Plus Fixed Income Portfolio—1.25% series contract	14,715.722	0.000	1,681.739	13,033.983
Core Plus Fixed Income Portfolio—1.10% series contract	6,579.573	393.284	1,783.249	5,189.608
Core Plus Fixed Income Portfolio—0.95% series contract	6,597.114	644.505	789.355	6,452.264
Mid-Cap Growth Portfolio—1.40% series contract	68,601.739	3,759.030	19,556.130	52,804.639
Mid-Cap Growth Portfolio—1.10% series contract	147.231	6.539	0.375	153.395
Mid-Cap Growth Portfolio—0.95% series contract	4,824.577	374.340	1,205.096	3,993.821
U.S. Real Estate Portfolio—1.40% series contract	199,452.591	10,064.741	34,044.700	175,472.632
U.S. Real Estate Portfolio—1.25% series contract	7,140.780	117.000	3,322.663	3,935.117
U.S. Real Estate Portfolio—1.10% series contract	3,345.175	178.748	364.376	3,159.547
U.S. Real Estate Portfolio—0.95% series contract	3,372.636	353.047	479.766	3,245.917
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund—1.40% series contract	121,151.283	9,023.538	16,100.267	114,074.554
Capital Appreciation Fund—1.25% series contract	883.964	0.000	43.902	840.062
Capital Appreciation Fund—1.10% series contract	1,556.657	127.721	42.571	1,641.807
Capital Appreciation Fund—0.95% series contract	5,552.158	326.991	1,777.248	4,101.901
Conservative Balanced Fund—1.40% series contract	101,677.420	3,414.182	16,285.852	88,805.750
Conservative Balanced Fund—1.25% series contract	777.310	0.000	0.000	777.310
Conservative Balanced Fund—1.10% series contract	150.558	0.000	0.000	150.558
Conservative Balanced Fund—0.95% series contract	3,455.789	293.107	0.000	3,748.896
Main Street Fund—1.40% series contract	133,001.323	4,784.476	23,296.863	114,488.936
Main Street Fund—1.25% series contract	133.268	0.000	13.500	119.768
Main Street Fund—1.10% series contract	11,125.913	586.890	955.754	10,757.049
Main Street Fund—0.95% series contract	7,260.277	389.684	1,425.152	6,224.809
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio—1.40% series contract	196,998.820	12,204.926	49,210.979	159,992.767
Real Return Portfolio—1.25% series contract	2,189.029	0.000	44.497	2,144.532
Real Return Portfolio—1.10% series contract	1,761.758	171.574	43.452	1,889.880
Real Return Portfolio—0.95% series contract	7,940.273	1,333.306	1,312.202	7,961.377
Total Return Portfolio—1.50% series contract	985.700	0.000	985.700	0.000
Total Return Portfolio—1.40% series contract	326,594.488	19,595.407	47,197.240	298,992.655
Total Return Portfolio—1.25% series contract	10,966.972	0.000	4,365.795	6,601.177
Total Return Portfolio—1.10% series contract	16,257.204	1,392.838	2,538.376	15,111.666
Total Return Portfolio—0.95% series contract	57,309.353	4,957.676	14,109.578	48,157.451
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund—1.50% series contract	245.597	19.795	216.972	48.420
Conservative Growth Fund—1.40% series contract	171,593.195	837.529	5,745.751	166,684.973
Strategic Growth Fund—1.50% series contract	262.511	20.307	231.277	51.541
Strategic Growth Fund—1.40% series contract	222,875.130	759.357	13,299.474	210,335.013
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.40% series contract	34,837.379	1,212.043	14,398.109	21,651.313
2015 ETF Fund—1.10% series contract	98.846	0.000	0.000	98.846
2025 ETF Fund—1.40% series contract	36,607.329	1,646.740	2,065.865	36,188.204
2025 ETF Fund—1.25% series contract	1,606.622	0.000	0.000	1,606.622
2025 ETF Fund—1.10% series contract	224.306	0.000	0.000	224.306
2025 ETF Fund—0.95% series contract	1,829.635	224.262	0.000	2,053.897
2035 ETF Fund—1.40% series contract	25,182.455	1,042.396	4,505.854	21,718.997
2035 ETF Fund—1.10% series contract	1,006.378	0.000	0.000	1,006.378

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund—1.50% series contract	0.000	439.092	0.764	438.328
Capital Appreciation Fund—1.40% series contract	0.000	691,769.308	67,345.557	624,423.751
Capital Appreciation Fund—1.25% series contract	0.000	4,715.454	0.000	4,715.454
Capital Appreciation Fund—1.10% series contract	0.000	2,368.049	11.094	2,356.955
Capital Appreciation Fund—0.95% series contract	0.000	862.040	0.000	862.040
Large Company Value Fund—1.40% series contract	175,214.841	10,657.407	25,189.843	160,682.405
Large Company Value Fund—1.25% series contract	14,452.184	0.848	12.448	14,440.584
Large Company Value Fund—1.10% series contract	571.713	84.767	94.674	561.806
Large Company Value Fund—0.95% series contract	9,459.965	2,127.306	2,552.136	9,035.135
Mid Cap Value Fund—1.50% series contract	820.198	187.270	171.806	835.662
Mid Cap Value Fund—1.40% series contract	339,492.663	12,854.014	63,421.873	288,924.804
Mid Cap Value Fund—1.25% series contract	16,863.583	186.899	348.845	16,701.637
Mid Cap Value Fund—1.10% series contract	1,046.925	50.346	23.115	1,074.156
Mid Cap Value Fund—0.95% series contract	8,069.327	1,629.587	1,014.314	8,684.600
Ultra Fund—1.50% series contract	898.272	6.022	58.228	846.066
Ultra Fund—1.40% series contract	323,332.417	15,882.461	43,115.017	296,099.861
Ultra Fund—1.25% series contract	66.840	0.507	13.446	53.901
Ultra Fund—1.10% series contract	2,441.769	98.021	70.006	2,469.784
Ultra Fund—0.95% series contract	3,376.867	2,130.083	1,766.764	3,740.186
Vista Fund—1.50% series contract	269.306	1.923	271.229	0.000
Vista Fund—1.40% series contract	437,288.985	2,106.938	439,395.923	0.000
Vista Fund—1.25% series contract	3,216.806	0.000	3,216.806	0.000
Vista Fund—1.10% series contract	1,398.806	10.669	1,409.475	0.000
Vista Fund—0.95% series contract	483.351	9.319	492.670	0.000
Calamos Advisors Trust:
Growth and Income Portfolio—1.50% series contract	437.513	0.000	19.234	418.279
Growth and Income Portfolio—1.40% series contract	122,133.087	7,391.311	18,428.842	111,095.556
Growth and Income Portfolio—1.25% series contract	8,581.233	0.000	713.560	7,867.673
Growth and Income Portfolio—1.10% series contract	848.809	39.289	701.346	186.752
Growth and Income Portfolio—0.95% series contract	12,312.111	1,203.939	532.907	12,983.143
Davis Variable Account Fund, Inc.:
Value Portfolio—1.40% series contract	95,678.915	13,492.401	26,179.601	82,991.715
Value Portfolio—1.25% series contract	132.049	0.000	0.001	132.048
Value Portfolio—1.10% series contract	2,935.808	216.781	0.068	3,152.521
Value Portfolio—0.95% series contract	5,197.583	764.247	682.884	5,278.946
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP—1.50% series contract	227.804	0.000	102.033	125.771
Small Cap Index VIP—1.40% series contract	204,381.417	11,941.244	41,019.630	175,303.031
Small Cap Index VIP—1.25% series contract	30.914	0.000	7.465	23.449
Small Cap Index VIP—1.10% series contract	262.736	28.307	22.277	268.766
Small Cap Index VIP—0.95% series contract	2,715.143	981.093	833.997	2,862.239
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.—1.50% series contract	273.700	0.000	0.000	273.700
Socially Responsible Growth Fund, Inc.—1.40% series contract	421,241.321	7,727.586	44,552.125	384,416.782
Socially Responsible Growth Fund, Inc.—1.10% series contract	2,241.578	0.000	0.000	2,241.578
Socially Responsible Growth Fund, Inc.—0.95% series contract	853.223	84.525	0.000	937.748
Stock Index Fund, Inc.—1.50% series contract	1,241.846	203.432	1.495	1,443.783
Stock Index Fund, Inc.—1.40% series contract	2,179,625.801	36,880.796	254,389.987	1,962,116.610
Stock Index Fund, Inc.—1.25% series contract	5,879.315	712.911	337.230	6,254.996
Stock Index Fund, Inc.—1.10% series contract	16,677.015	915.817	107.670	17,485.162
Stock Index Fund, Inc.—0.95% series contract	13,737.827	2,793.707	1,644.197	14,887.337
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio—1.50% series contract	179.467	0.000	0.530	178.937
Technology Growth Portfolio—1.40% series contract	696,116.725	12,092.270	93,642.212	614,566.783
Technology Growth Portfolio—1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio—1.10% series contract	1,048.828	2.147	372.411	678.564
Technology Growth Portfolio—0.95% series contract	2,271.775	523.878	229.013	2,566.640
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio—1.40% series contract	72,702.273	18,225.451	42,579.438	48,348.286
MidCap Stock Portfolio—1.25% series contract	63.136	0.000	0.001	63.135
MidCap Stock Portfolio—1.10% series contract	414.620	59.686	132.882	341.424
MidCap Stock Portfolio—0.95% series contract	4,330.179	534.805	100.062	4,764.922

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio—1.50% series contract	237.341	0.000	0.003	237.338
Appreciation Portfolio—1.40% series contract	418,467.616	19,515.253	57,836.874	380,145.995
Appreciation Portfolio—1.25% series contract	18,085.284	681.897	486.451	18,280.730
Appreciation Portfolio—1.10% series contract	535.481	8.995	0.000	544.476
Appreciation Portfolio—0.95% series contract	4,112.458	216.219	52.456	4,276.221
Growth and Income Portfolio—1.50% series contract	639.120	11.778	428.881	222.017
Growth and Income Portfolio—1.40% series contract	226,651.886	9,615.527	33,617.205	202,650.208
Growth and Income Portfolio—1.10% series contract	499.416	14.515	0.272	513.659
Growth and Income Portfolio—0.95% series contract	1,455.617	435.554	447.070	1,444.101
Money Market Portfolio—1.50% series contract	2,030.992	189.965	0.000	2,220.957
Money Market Portfolio—1.40% series contract	2,752,059.241	478,081.579	980,485.106	2,249,655.714
Money Market Portfolio—1.10% series contract	44,065.536	1,804.478	67.911	45,802.103
Money Market Portfolio—0.95% series contract	44,726.980	8,462.235	3,907.234	49,281.981
Opportunistic Small Cap Portfolio—1.50% series contract	439.975	11.597	0.629	450.943
Opportunistic Small Cap Portfolio—1.40% series contract	392,346.554	16,691.517	55,207.323	353,830.748
Opportunistic Small Cap Portfolio—1.25% series contract	2,851.434	177.808	78.488	2,950.754
Opportunistic Small Cap Portfolio—1.10% series contract	304.495	31.450	0.013	335.932
Opportunistic Small Cap Portfolio—0.95% series contract	806.254	474.281	143.397	1,137.138
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio—1.40% series contract	213,422.095	41,970.800	57,150.236	198,242.659
Ibbotson Balanced ETF Asset Allocation Portfolio—1.10% series contract	223.175	0.000	3.763	219.412
Ibbotson Balanced ETF Asset Allocation Portfolio—0.95% series contract	13,588.433	3,065.465	573.573	16,080.325
Ibbotson Conservative ETF Asset Allocation Portfolio—1.40% series contra	49,479.756	13,906.893	23,136.060	40,250.589
Ibbotson Conservative ETF Asset Allocation Portfolio—1.25% series contra	2,810.276	0.000	0.002	2,810.274
Ibbotson Conservative ETF Asset Allocation Portfolio—1.10% series contra	610.793	0.000	516.292	94.501
Ibbotson Conservative ETF Asset Allocation Portfolio—0.95% series contra	4,366.463	574.981	267.433	4,674.011
Ibbotson Growth ETF Asset Allocation Portfolio—1.40% series contract	282,439.876	15,147.689	66,605.927	230,981.638
Ibbotson Growth ETF Asset Allocation Portfolio—1.10% series contract	26.457	15.791	0.255	41.993
Ibbotson Growth ETF Asset Allocation Portfolio—0.95% series contract	24,988.645	2,412.806	3,405.966	23,995.485
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.40% series	54,707.898	9,018.641	16,183.587	47,542.952
Ibbotson Income and Growth ETF Asset Allocation Portfolio—1.10% series	35.377	23.384	0.351	58.410
Ibbotson Income and Growth ETF Asset Allocation Portfolio—0.95% series	9,992.380	187.239	205.330	9,974.289
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Fund—1.40% series contract	156,645.428	70,530.686	35,591.306	191,584.808
Templeton Foreign Fund—1.25% series contract	178.111	444.296	17.597	604.810
Templeton Foreign Fund—1.10% series contract	7,039.332	679.658	49.690	7,669.300
Templeton Foreign Fund—0.95% series contract	22,140.692	4,891.373	3,201.815	23,830.250
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund—1.65% series contract	414.531	0.000	414.531	0.000
American Value Fund—1.50% series contract	279.549	8.675	13.800	274.424
American Value Fund—1.40% series contract	263,974.437	8,818.702	41,001.182	231,791.957
American Value Fund—1.25% series contract	4,631.109	0.000	52.363	4,578.746
American Value Fund—1.10% series contract	1,169.565	3.197	2.105	1,170.657
American Value Fund—0.95% series contract	2,002.222	311.922	69.801	2,244.343
Compstock Fund—1.50% series contract	791.135	0.000	469.026	322.109
Compstock Fund—1.40% series contract	593,591.602	32,924.620	76,594.979	549,921.243
Compstock Fund—1.25% series contract	265.380	0.000	0.000	265.380
Compstock Fund—1.10% series contract	12,289.555	720.421	87.482	12,922.494
Compstock Fund—0.95% series contract	6,818.750	1,220.973	790.980	7,248.743
Core Equity Fund—1.40% series contract	413,576.950	5,249.714	85,068.790	333,757.874
Core Equity Fund—1.10% series contract	2,035.538	36.417	0.355	2,071.600
Core Equity Fund—0.95% series contract	2,221.236	209.689	14.753	2,416.172
Diversified Dividend Fund—1.40% series contract	85,781.764	11,453.093	19,886.248	77,348.609
Diversified Dividend Fund—1.25% series contract	996.225	0.000	0.000	996.225
Diversified Dividend Fund—1.10% series contract	514.308	89.046	0.410	602.944
Diversified Dividend Fund—0.95% series contract	3,230.947	90.767	357.211	2,964.503
Global Health Care Fund—1.50% series contract	49.022	0.000	0.257	48.765
Global Health Care Fund—1.40% series contract	195,336.043	38,155.900	47,689.692	185,802.251
Global Health Care Fund—1.25% series contract	1,211.540	145.077	26.051	1,330.566
Global Health Care Fund—1.10% series contract	550.739	0.000	0.011	550.728
Global Health Care Fund—0.95% series contract	5,066.877	554.065	492.154	5,128.788
High Yield Fund—1.40% series contract	141,076.361	13,634.707	21,663.253	133,047.815
High Yield Fund—1.25% series contract	4,374.916	0.369	155.596	4,219.689
High Yield Fund—1.10% series contract	208.149	51.766	43.581	216.334
High Yield Fund—0.95% series contract	5,643.650	1,492.006	1,064.289	6,071.367
Mid Cap Growth Fund—1.50% series contract	2,772.014	382.767	238.403	2,916.378
Mid Cap Growth Fund—1.40% series contract	757,880.351	21,925.238	102,859.122	676,946.467
Mid Cap Growth Fund—1.25% series contract	2,867.485	0.000	0.001	2,867.484
Mid Cap Growth Fund—1.10% series contract	14,238.945	942.155	118.788	15,062.312
Mid Cap Growth Fund—0.95% series contract	8,343.926	1,613.048	1,061.841	8,895.133
Small Cap Equity Fund—1.40% series contract	183,064.250	10,063.590	26,089.008	167,038.832
Small Cap Equity Fund—1.25% series contract	3,792.458	0.273	53.892	3,738.839
Small Cap Equity Fund—1.10% series contract	238.178	40.416	80.824	197.770
Small Cap Equity Fund—0.95% series contract	3,356.473	495.144	253.480	3,598.137

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING—Continued

	Units Outstanding 1/1/2014	Units Purchased	Units Redeemed	Units Outstanding 12/31/2014
Janus Aspen Series—Institutional Shares:
Balanced Portfolio—1.65% series contract	408.386	0.000	408.386	0.000
Balanced Portfolio—1.50% series contract	1,239.459	133.555	30.453	1,342.561
Balanced Portfolio—1.40% series contract	1,208,062.460	32,258.653	154,034.489	1,086,286.624
Balanced Portfolio—1.25% series contract	17,874.911	126.608	1,941.707	16,059.812
Balanced Portfolio—1.10% series contract	4,522.081	109.282	241.979	4,389.384
Balanced Portfolio—0.95% series contract	8,889.454	1,387.490	638.892	9,638.052
Enterprise Portfolio—1.40% series contract	508,249.496	12,521.865	71,523.602	449,247.759
Enterprise Portfolio—1.25% series contract	1,824.404	0.433	1,694.181	130.656
Enterprise Portfolio—1.10% series contract	4,884.457	52.928	583.041	4,354.344
Enterprise Portfolio—0.95% series contract	3,925.458	860.309	880.138	3,905.629
Forty Portfolio—1.50% series contract	770.116	5.396	257.038	518.474
Forty Portfolio—1.40% series contract	708,645.861	15,921.683	88,769.572	635,797.972
Forty Portfolio—1.25% series contract	10,067.646	0.000	2,186.163	7,881.483
Forty Portfolio—1.10% series contract	4,437.772	85.721	970.910	3,552.583
Forty Portfolio—0.95% series contract	2,046.214	246.583	0.004	2,292.793
Global Research Portfolio—1.50% series contract	76.792	0.000	0.404	76.388
Global Research Portfolio—1.40% series contract	592,217.870	22,735.894	69,178.325	545,775.439
Global Research Portfolio—1.25% series contract	75.156	0.000	0.000	75.156
Global Research Portfolio—1.10% series contract	2,468.687	0.000	23.237	2,445.450
Global Research Portfolio—0.95% series contract	366.313	16.362	0.000	382.675
Janus Portfolio—1.50% series contract	26.052	0.000	0.683	25.369
Janus Portfolio—1.40% series contract	727,456.514	10,499.421	103,033.042	634,922.893
Janus Portfolio—1.25% series contract	4,884.797	0.000	2,323.730	2,561.067
Janus Portfolio—1.10% series contract	3,246.016	0.000	4.040	3,241.976
Janus Portfolio—0.95% series contract	3.892	0.000	0.001	3.891
Overseas Portfolio—1.50% series contract	726.804	115.653	127.290	715.167
Overseas Portfolio—1.40% series contract	598,121.570	29,434.811	69,782.120	557,774.261
Overseas Portfolio—1.25% series contract	20,287.924	125.110	1,241.473	19,171.561
Overseas Portfolio—1.10% series contract	8,228.210	883.348	33.727	9,077.831
Overseas Portfolio—0.95% series contract	9,239.060	1,843.320	641.692	10,440.688
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio—1.50% series contract	770.045	24.174	79.114	715.105
Core Plus Fixed Income Portfolio—1.40% series contract	317,604.080	13,745.470	68,263.488	263,086.062
Core Plus Fixed Income Portfolio—1.25% series contract	14,812.605	622.877	719.760	14,715.722
Core Plus Fixed Income Portfolio—1.10% series contract	6,181.491	435.341	37.259	6,579.573
Core Plus Fixed Income Portfolio—0.95% series contract	6,914.737	778.841	1,096.464	6,597.114
Mid-Cap Growth Portfolio—1.40% series contract	71,334.305	12,058.160	14,790.726	68,601.739
Mid-Cap Growth Portfolio—1.10% series contract	125.333	22.261	0.363	147.231
Mid-Cap Growth Portfolio—0.95% series contract	4,632.611	2,874.939	2,682.973	4,824.577
U.S. Real Estate Portfolio—1.50% series contract	39.466	0.000	39.466	0.000
U.S. Real Estate Portfolio—1.40% series contract	233,162.546	8,687.522	42,397.477	199,452.591
U.S. Real Estate Portfolio—1.25% series contract	7,043.904	310.864	213.988	7,140.780
U.S. Real Estate Portfolio—1.10% series contract	3,255.364	171.984	82.173	3,345.175
U.S. Real Estate Portfolio—0.95% series contract	3,404.647	645.949	677.960	3,372.636
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund—1.40% series contract	134,160.760	9,305.839	22,315.316	121,151.283
Capital Appreciation Fund—1.25% series contract	883.964	0.000	0.000	883.964
Capital Appreciation Fund—1.10% series contract	1,402.590	154.148	0.081	1,556.657
Capital Appreciation Fund—0.95% series contract	5,289.502	1,228.579	965.923	5,552.158
Capital Income Fund—1.50% series contract	456.657	0.000	456.657	0.000
Capital Income Fund—1.40% series contract	109,115.932	14,938.397	22,376.909	101,677.420
Capital Income Fund—1.25% series contract	777.311	0.000	0.001	777.310
Capital Income Fund—1.10% series contract	150.558	0.000	0.000	150.558
Capital Income Fund—0.95% series contract	3,268.556	310.279	123.046	3,455.789
Main Street Fund—1.40% series contract	149,702.213	12,647.168	29,348.058	133,001.323
Main Street Fund—1.25% series contract	133.268	0.000	0.000	133.268
Main Street Fund—1.10% series contract	10,452.741	728.644	55.472	11,125.913
Main Street Fund—0.95% series contract	7,723.212	890.102	1,353.037	7,260.277
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio—1.40% series contract	244,655.406	19,916.226	67,572.812	196,998.820
Real Return Portfolio—1.25% series contract	2,194.112	0.880	5.963	2,189.029
Real Return Portfolio—1.10% series contract	1,549.691	216.883	4.816	1,761.758
Real Return Portfolio—0.95% series contract	7,110.120	2,276.299	1,446.146	7,940.273
Total Return Portfolio—1.50% series contract	991.340	13.425	19.065	985.700
Total Return Portfolio—1.40% series contract	372,789.364	38,962.323	85,157.199	326,594.488
Total Return Portfolio—1.25% series contract	11,842.748	1.970	877.746	10,966.972
Total Return Portfolio—1.10% series contract	14,959.527	1,478.681	181.004	16,257.204
Total Return Portfolio—0.95% series contract	60,481.448	10,004.470	13,176.565	57,309.353
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund—1.50% series contract	216.944	29.702	1.049	245.597
Conservative Growth Fund—1.40% series contract	199,342.049	1,554.916	29,303.770	171,593.195
Strategic Growth Fund—1.50% series contract	233.163	30.463	1.115	262.511
Strategic Growth Fund—1.40% series contract	249,517.020	4,978.454	31,620.344	222,875.130
Wilshire Variable Insurance Trust:
2015 ETF Fund—1.40% series contract	38,218.022	1,972.416	5,353.059	34,837.379
2015 ETF Fund—1.10% series contract	98.846	0.000	0.000	98.846
2015 ETF Fund—0.95% series contract	2,398.181	0.000	2,398.181	0.000
2025 ETF Fund—1.40% series contract	41,011.112	1,280.886	5,684.669	36,607.329
2025 ETF Fund—1.25% series contract	1,606.628	0.000	0.006	1,606.622
2025 ETF Fund—1.10% series contract	263.684	0.000	39.378	224.306
2025 ETF Fund—0.95% series contract	1,611.492	218.144	0.001	1,829.635
2035 ETF Fund—1.40% series contract	27,515.820	1,309.183	3,642.548	25,182.455
2035 ETF Fund—1.10% series contract	1,088.762	0.000	82.384	1,006.378

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2015				Periods Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund	589	$10.832266	$10.934561	$6,396	0.00%	0.95%	1.50%	0.40%	0.96%
Large Company Value Fund	162	15.219626	16.008379	2,470	1.52%	0.95%	1.40%	-5.24%	-4.81%
Mid Cap Value Fund	277	22.916394	24.376526	6,438	1.64%	0.95%	1.50%	-2.91%	-2.37%
Ultra Fund	262	17.725054	18.854464	4,708	0.46%	0.95%	1.50%	4.68%	5.26%
Calamos Advisors Trust:
Growth and Income Portfolio	114	13.216429	13.749265	1,511	2.65%	0.95%	1.40%	-0.29%	0.16%
Davis Variable Account Fund, Inc.:
Value Portfolio	80	12.203048	12.695208	978	0.77%	0.95%	1.40%	0.17%	0.63%
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP	158	23.872855	26.180862	3,851	1.09%	0.95%	1.50%	-6.03%	-5.50%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	347	17.758821	19.665732	6,275	1.05%	0.95%	1.50%	-4.65%	-4.11%
Stock Index Fund, Inc.	1,822	22.487380	24.901892	41,764	1.81%	0.95%	1.50%	-0.41%	0.15%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	574	20.653759	21.969931	11,998	0.00%	0.95%	1.50%	4.57%	5.15%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	52	14.911004	15.512272	784	0.41%	0.95%	1.40%	-3.88%	-3.44%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	369	21.283506	23.568335	7,957	1.70%	0.95%	1.50%	-3.93%	-3.40%
Growth and Income Portfolio	180	19.171872	21.230935	3,523	0.89%	0.95%	1.50%	0.06%	0.62%
Money Market Portfolio	2,684	1.114747	1.216187	3,043	0.00%	0.95%	1.50%	-1.33%	-0.77%
Opportunistic Small Cap Portfolio	322	18.286053	20.249677	5,990	0.00%	0.95%	1.50%	-3.74%	-3.21%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	172	11.471173	11.933697	1,982	1.31%	0.95%	1.40%	-3.59%	-3.15%
Ibbotson Conservative ETF Asset Allocation Portfolio	38	11.286371	11.741371	430	1.06%	0.95%	1.40%	-2.59%	-2.15%
Ibbotson Growth ETF Asset Allocation Portfolio	212	11.197553	11.649053	2,386	1.19%	0.95%	1.40%	-3.88%	-3.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	58	11.327107	11.783766	659	1.52%	0.95%	1.40%	-3.05%	-2.61%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	218	9.126476	9.494583	2,004	3.42%	0.95%	1.40%	-7.80%	-7.38%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	209	34.197913	37.869676	7,288	0.31%	0.95%	1.50%	-10.49%	-9.99%
Comstock Fund	490	13.956601	14.325153	6,880	1.90%	0.95%	1.50%	-7.39%	-6.87%
Core Equity Fund	305	15.153952	15.837549	4,622	1.13%	0.95%	1.40%	-7.09%	-6.67%
Diversified Dividend Fund	74	15.471471	15.804761	1,153	1.73%	0.95%	1.40%	0.64%	1.10%
Global Health Care Fund	172	22.771219	24.701052	3,985	0.00%	0.95%	1.50%	1.62%	2.18%
High Yield Fund	119	17.042638	17.973878	2,036	5.09%	0.95%	1.40%	-4.52%	-4.09%
Mid Cap Growth Fund	656	13.991782	14.281704	9,216	0.00%	0.95%	1.50%	-0.31%	0.24%
Small Cap Equity Fund	148	18.747766	19.719385	2,782	0.00%	0.95%	1.40%	-6.84%	-6.42%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,012	34.124507	37.787773	35,123	1.86%	0.95%	1.50%	-0.89%	-0.34%
Enterprise Portfolio	421	35.008152	38.054229	14,744	0.90%	0.95%	1.40%	2.57%	3.04%
Forty Portfolio	587	21.894006	24.010678	13,087	1.24%	0.95%	1.50%	10.54%	11.15%
Global Research Portfolio	500	17.193039	19.039311	8,753	0.67%	0.95%	1.50%	-3.75%	-3.21%
Janus Portfolio	576	21.754476	24.090494	12,758	0.65%	0.95%	1.50%	3.76%	4.34%
Overseas Portfolio	569	23.782795	25.852174	13,497	0.60%	0.95%	1.40%	-9.87%	-9.46%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	256	17.812913	19.725069	4,653	3.40%	0.95%	1.50%	-2.14%	-1.59%
Mid-Cap Growth Portfolio	57	14.861452	15.460786	849	0.00%	0.95%	1.40%	-7.22%	-6.79%
U.S. Real Estate Portfolio	186	46.094893	50.105719	8,581	1.34%	0.95%	1.40%	0.74%	1.20%
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	121	17.237538	18.130757	2,085	0.10%	0.95%	1.40%	2.09%	2.56%
Conservative Balanced Fund	93	11.470200	12.064648	1,075	2.20%	0.95%	1.40%	-0.58%	-0.13%
Main Street Fund	132	18.211665	19.155298	2,409	0.95%	0.95%	1.40%	1.88%	2.35%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	172	13.023155	13.697926	2,247	3.82%	0.95%	1.40%	-4.07%	-3.63%
Total Return Portfolio	369	15.041825	15.821161	5,595	4.86%	0.95%	1.40%	-0.96%	-0.50%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	167	13.568262	13.757062	2,294	1.35%	1.40%	1.50%	-4.35%	-4.26%
Strategic Growth Fund	210	13.045617	13.227041	2,783	1.39%	1.40%	1.50%	-5.17%	-5.07%
Wilshire Variable Insurance Trust:
2015 ETF Fund	22	11.749683	12.063794	256	1.67%	1.10%	1.40%	-3.35%	-3.06%
2025 ETF Fund	40	11.224651	11.677219	451	1.78%	0.95%	1.40%	-3.64%	-3.20%
2035 ETF Fund	23	10.718653	11.005253	244	1.58%	1.10%	1.40%	-3.58%	-3.28%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Periods Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios—Class I Shares:
Capital Appreciation Fund (*)	633	$10.788863	$10.830250	$6,832	0.45%	0.95%	1.50%	0.00%	0.00%
Large Company Value Fund	185	16.061236	16.816791	2,978	1.46%	0.95%	1.40%	11.29%	11.80%
Mid Cap Value Fund	316	23.603474	24.967893	7,557	1.18%	0.95%	1.50%	14.68%	15.32%
Ultra Fund	303	16.933054	17.911967	5,191	0.36%	0.95%	1.50%	8.35%	8.95%
Calamos Advisors Trust:
Growth and Income Portfolio	133	13.152503	13.727121	1,764	0.95%	0.95%	1.50%	5.24%	5.83%
Davis Variable Account Fund, Inc.:
Value Portfolio	92	12.181922	12.615615	1,119	0.90%	0.95%	1.40%	4.57%	5.05%
Deutsche Investments VIT Funds—Class A:
Small Cap Index VIP	179	25.403848	27.705078	4,615	0.99%	0.95%	1.50%	3.17%	3.75%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	388	18.624265	20.509527	7,355	1.05%	0.95%	1.50%	11.75%	12.37%
Stock Index Fund, Inc.	2,002	22.579740	24.865276	46,032	1.73%	0.95%	1.50%	11.72%	12.35%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	618	19.751850	20.893838	12,335	0.00%	0.95%	1.50%	5.22%	5.81%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	54	15.513096	16.065283	833	0.85%	0.95%	1.40%	10.20%	10.70%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	403	22.154615	24.396672	9,034	1.80%	0.95%	1.50%	6.47%	7.06%
Growth and Income Portfolio	205	19.160366	21.100324	3,997	0.95%	0.95%	1.50%	8.42%	9.03%
Money Market Portfolio	2,347	1.129771	1.225682	2,691	0.00%	0.95%	1.50%	-1.31%	-0.77%
Opportunistic Small Cap Portfolio	359	18.997297	20.920413	6,935	0.00%	0.95%	1.50%	0.07%	0.63%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	215	11.898427	12.321907	2,560	1.14%	0.95%	1.40%	3.05%	3.52%
Ibbotson Conservative ETF Asset Allocation Portfolio	48	11.587015	11.999347	557	0.97%	0.95%	1.40%	1.33%	1.79%
Ibbotson Growth ETF Asset Allocation Portfolio	255	11.649302	12.063926	2,981	0.98%	0.95%	1.40%	3.11%	3.58%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	58	11.684006	12.099799	677	1.23%	0.95%	1.40%	1.86%	2.32%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign VIP Fund	224	9.898727	10.251136	2,225	1.82%	0.95%	1.40%	-12.38%	-11.98%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	240	38.205863	42.072790	9,314	0.45%	0.95%	1.50%	8.10%	8.71%
Comstock Fund	571	15.070696	15.382713	8,637	1.32%	0.95%	1.50%	7.75%	8.35%
Core Equity Fund	338	16.310261	16.968526	5,519	0.88%	0.95%	1.40%	6.63%	7.12%
Diversified Dividend Fund	82	15.373433	15.633236	1,260	1.65%	0.95%	1.40%	11.25%	11.76%
Global Health Care Fund	193	22.409137	24.173229	4,390	0.00%	0.95%	1.50%	17.87%	18.53%
High Yield Fund	144	17.849906	18.739678	2,569	4.74%	0.95%	1.40%	0.30%	0.76%
Mid Cap Growth Fund	707	14.035640	14.246876	9,949	0.00%	0.95%	1.50%	6.42%	7.01%
Small Cap Equity Fund	175	20.124852	21.071586	3,518	0.00%	0.95%	1.40%	0.93%	1.39%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,118	34.430596	37.914925	39,088	1.72%	0.95%	1.50%	6.88%	7.48%
Enterprise Portfolio	458	34.129797	36.930852	15,637	0.16%	0.95%	1.40%	10.95%	11.45%
Forty Portfolio	650	19.806856	21.601115	13,091	0.16%	0.95%	1.50%	7.10%	7.70%
Global Research Portfolio	549	17.863305	19.671632	9,979	1.05%	0.95%	1.50%	5.83%	6.42%
Janus Portfolio	641	20.965141	23.087439	13,665	0.36%	0.95%	1.50%	11.30%	11.92%
Overseas Portfolio	597	25.928166	28.553140	15,704	6.14%	0.95%	1.50%	-13.20%	-12.71%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	292	18.202644	20.044656	5,408	3.05%	0.95%	1.50%	6.24%	6.83%
Mid-Cap Growth Portfolio	74	16.017087	16.587250	1,181	0.00%	0.95%	1.40%	0.54%	1.00%
U.S. Real Estate Portfolio	213	45.756354	49.511686	9,771	1.46%	0.95%	1.40%	27.91%	28.49%
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	129	16.884002	17.678184	2,186	0.45%	0.95%	1.40%	13.79%	14.31%
Capital Income Fund	106	11.537132	12.079889	1,226	2.11%	0.95%	1.40%	6.68%	7.17%
Main Street Fund	152	17.875277	18.716022	2,721	0.85%	0.95%	1.40%	9.15%	9.65%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	209	13.575379	14.213831	2,842	1.50%	0.95%	1.40%	1.66%	2.12%
Total Return Portfolio	412	15.032354	15.901249	6,310	2.23%	0.95%	1.50%	2.72%	3.29%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	172	14.185980	14.368777	2,469	2.06%	1.40%	1.50%	1.06%	1.16%
Strategic Growth Fund	223	13.756845	13.934005	3,109	1.65%	1.40%	1.50%	0.07%	0.17%
Wilshire Variable Insurance Trust:
2015 ETF Fund	35	12.157421	12.444515	425	1.54%	1.10%	1.40%	3.31%	3.63%
2025 ETF Fund	40	11.649085	12.063668	470	1.18%	0.95%	1.40%	3.65%	4.12%
2035 ETF Fund	26	11.116414	11.378982	291	1.14%	1.10%	1.40%	3.92%	4.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 25, 2014 (commencement of operations) to December 31, 2014.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Periods Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	200	$14.431820	$15.042053	$2,891	1.54%	0.95%	1.40%	29.50%	30.09%
Mid Cap Value Fund	366	20.582533	21.651433	7,622	1.21%	0.95%	1.50%	28.16%	28.88%
Ultra Fund	330	15.628758	16.440460	5,210	0.51%	0.95%	1.50%	35.02%	35.77%
Calamos Advisors Trust:
Growth and Income Portfolio	144	12.497481	12.971041	1,822	1.05%	0.95%	1.50%	14.65%	15.29%
Davis Variable Account Fund, Inc.:
Value Portfolio	104	11.649064	12.008955	1,213	0.91%	0.95%	1.40%	31.56%	32.16%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	425	16.666024	18.251125	7,198	1.28%	0.95%	1.50%	32.33%	33.07%
Stock Index Fund, Inc.	2,217	20.210458	22.132579	45,573	1.85%	0.95%	1.50%	30.05%	30.77%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	700	18.771857	19.746873	13,258	0.00%	0.95%	1.50%	30.81%	31.54%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	78	14.077773	14.512605	1,093	1.02%	0.95%	1.40%	32.81%	33.42%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	441	20.808266	22.786800	9,278	1.94%	0.95%	1.50%	19.29%	19.95%
Growth and Income Portfolio	229	17.671834	19.352985	4,121	1.05%	0.95%	1.50%	34.73%	35.48%
Money Market Portfolio	2,843	1.144796	1.235177	3,298	0.00%	0.95%	1.50%	-1.30%	-0.76%
Opportunistic Small Cap Portfolio	397	18.983929	20.789513	7,656	0.00%	0.95%	1.50%	46.32%	47.14%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	208	24.623052	26.704368	5,193	1.64%	0.95%	1.50%	36.56%	37.32%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	227	11.546536	11.903144	2,629	1.27%	0.95%	1.40%	10.29%	10.80%
Ibbotson Conservative ETF Asset Allocation Portfolio	57	11.435143	11.788240	657	1.19%	0.95%	1.40%	1.13%	1.59%
Ibbotson Growth ETF Asset Allocation Portfolio	307	11.297881	11.646826	3,482	1.13%	0.95%	1.40%	14.91%	15.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	65	11.470964	11.825199	746	1.11%	0.95%	1.40%	5.83%	6.31%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	186	11.296890	11.645851	2,111	2.24%	0.95%	1.40%	21.25%	21.80%
Invesco Variable Insurance Funds—Series I Shares:
American Value Fund	272	34.476918	38.702592	9,770	0.67%	0.95%	1.65%	32.05%	32.99%
Comstock Fund	614	13.987366	14.197646	8,611	1.67%	0.95%	1.50%	33.94%	34.68%
Core Equity Fund	418	15.295791	15.840787	6,393	1.36%	0.95%	1.40%	27.44%	28.02%
Diversified Dividend Fund	91	13.819067	13.988754	1,252	2.51%	0.95%	1.40%	29.20%	29.79%
Global Health Care Fund	202	19.011079	20.393828	3,900	0.69%	0.95%	1.50%	38.43%	39.21%
High Yield Fund	151	17.796241	18.598430	2,698	4.96%	0.95%	1.40%	5.51%	5.99%
Mid Cap Growth Fund	786	13.189388	13.313508	10,388	0.41%	0.95%	1.50%	31.89%	33.14%
Small Cap Equity Fund	190	19.939934	20.783040	3,802	0.01%	0.95%	1.40%	35.54%	36.16%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,241	31.426158	35.277339	40,556	2.28%	0.95%	1.65%	18.17%	19.01%
Enterprise Portfolio	519	30.762138	33.135553	15,968	0.50%	0.95%	1.40%	30.53%	31.12%
Forty Portfolio	726	18.493557	20.056834	13,637	0.71%	0.95%	1.50%	29.26%	29.98%
Global Research Portfolio	595	16.878876	18.484291	10,216	1.21%	0.95%	1.50%	26.50%	27.21%
Janus Portfolio	736	18.836692	20.628340	14,073	0.77%	0.95%	1.50%	28.38%	29.10%
Overseas Portfolio	637	29.869783	32.710883	19,257	3.08%	0.95%	1.50%	12.84%	13.47%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	346	17.133950	18.763025	6,034	3.65%	0.95%	1.50%	-1.81%	-1.26%
Mid-Cap Growth Portfolio	76	15.931061	16.423162	1,215	0.32%	0.95%	1.40%	35.56%	36.18%
U.S. Real Estate Portfolio	247	35.187181	38.533446	8,840	1.13%	0.95%	1.50%	0.52%	1.08%
Oppenheimer Variable Account Funds—Non-Service Shares:
Capital Appreciation Fund	142	14.837432	15.464775	2,107	1.01%	0.95%	1.40%	27.92%	28.51%
Capital Income Fund	114	10.715102	11.271706	1,232	2.39%	0.95%	1.50%	11.47%	12.09%
Main Street Fund	168	16.376301	17.068639	2,762	1.10%	0.95%	1.40%	29.93%	30.52%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	256	13.354110	13.918604	3,417	1.50%	0.95%	1.40%	-10.49%	-10.08%
Total Return Portfolio	461	14.634555	15.394474	6,856	2.20%	0.95%	1.50%	-3.43%	-2.89%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	200	14.037624	14.204086	2,835	1.00%	1.40%	1.50%	8.45%	8.56%
Strategic Growth Fund	250	13.747812	13.910727	3,474	0.67%	1.40%	1.50%	16.38%	16.50%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	11.767710	12.131154	480	1.76%	0.95%	1.40%	8.83%	9.33%
2025 ETF Fund	44	11.239207	11.586308	501	1.99%	0.95%	1.40%	10.65%	11.15%
2035 ETF Fund	29	10.697369	10.916796	306	1.61%	1.10%	1.40%	13.37%	13.71%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Periods Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	208	$11.144510	$11.563002	$2,318	1.91%	0.95%	1.40%	14.76%	15.29%
Mid Cap Value Fund	399	16.059540	16.799792	6,476	2.00%	0.95%	1.50%	14.57%	15.22%
Ultra Fund	351	11.575185	12.108775	4,095	0.00%	0.95%	1.50%	12.21%	12.84%
Calamos Advisors Trust:
Growth and Income Portfolio	184	10.900516	11.250751	2,026	2.16%	0.95%	1.50%	6.79%	7.39%
Davis Variable Account Fund, Inc.:
Value Portfolio	107	8.803671	9.086665	949	1.56%	0.95%	1.50%	11.38%	12.00%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	461	12.594424	13.715738	5,902	0.83%	0.95%	1.50%	10.29%	10.91%
Stock Index Fund, Inc.	2,453	15.540816	16.924374	38,719	2.09%	0.95%	1.50%	13.99%	14.63%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	766	14.350210	15.011755	11,085	0.00%	0.95%	1.50%	13.88%	14.52%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	69	10.599682	10.877464	731	0.18%	0.95%	1.40%	17.66%	18.20%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	510	17.443859	18.996453	8,962	3.77%	0.95%	1.50%	8.77%	9.38%
Growth and Income Portfolio	263	13.116319	14.284381	3,503	0.65%	0.95%	1.50%	16.29%	16.95%
Money Market Portfolio	3,483	1.159822	1.244672	4,088	0.00%	0.95%	1.50%	-1.29%	-0.76%
Opportunistic Small Cap Portfolio	445	12.974086	14.129250	5,868	0.00%	0.95%	1.50%	18.75%	19.41%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	219	18.030911	19.446511	4,008	0.91%	0.95%	1.50%	14.50%	15.14%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	275	10.468828	10.743106	2,887	1.62%	0.95%	1.40%	9.25%	9.76%
Ibbotson Conservative ETF Asset Allocation Portfolio	67	11.307621	11.603815	757	1.38%	0.95%	1.40%	3.73%	4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343	9.831643	10.089265	3,385	1.28%	0.95%	1.40%	11.33%	11.84%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	106	10.839063	11.123004	1,157	1.69%	0.95%	1.40%	6.35%	6.84%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	145	9.317125	9.561306	1,352	2.80%	0.95%	1.40%	16.57%	17.10%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	483	12.002368	12.373554	5,795	0.97%	0.95%	1.40%	12.28%	12.80%
Diversified Dividend Fund	81	10.695708	10.777863	865	2.10%	0.95%	1.40%	17.06%	17.59%
Global Health Care Fund	216	13.732927	14.650040	3,001	0.00%	0.95%	1.50%	19.08%	19.75%
High Yield Fund	159	16.866905	17.547102	2,683	5.36%	0.95%	1.40%	15.52%	16.06%
Small Cap Equity Fund	216	14.591069	15.263779	3,173	0.00%	0.95%	1.50%	12.18%	12.81%
Van Kampen American Value Fund	301	26.108494	29.101539	8,140	0.71%	0.95%	1.65%	15.36%	16.19%
Van Kampen Comstock Fund	693	10.443398	10.541572	7,254	1.74%	0.95%	1.50%	17.43%	18.09%
Van Kampen Mid Cap Growth Fund (*)	843	9.772763	9.809977	8,246	0.00%	0.95%	1.50%	-2.27%	-1.90%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,344	26.593307	29.641370	37,025	2.84%	0.95%	1.65%	11.74%	12.53%
Enterprise Portfolio	559	23.567783	25.270845	13,178	0.00%	0.95%	1.40%	15.64%	16.17%
Forty Portfolio	821	14.307295	15.430571	11,921	0.74%	0.95%	1.50%	22.29%	22.98%
Janus Portfolio	842	14.672307	15.978674	12,532	0.57%	0.95%	1.50%	16.80%	17.46%
Overseas Portfolio	734	26.469833	28.826598	19,645	0.70%	0.95%	1.50%	11.76%	12.38%
Worldwide Portfolio	672	13.342878	14.530865	9,111	0.87%	0.95%	1.50%	18.27%	18.93%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	402	17.450128	19.003105	7,116	4.74%	0.95%	1.50%	7.79%	8.40%
Mid-Cap Growth Portfolio	123	11.684259	12.059774	1,447	0.00%	0.95%	1.50%	7.05%	7.65%
U.S. Real Estate Portfolio	271	35.004230	38.120131	9,630	0.89%	0.95%	1.50%	14.09%	14.73%
Oppenheimer Variable Account Funds—Non-Service Shares:
Balanced Fund	130	9.612383	10.055540	1,258	1.37%	0.95%	1.50%	10.65%	11.27%
Capital Appreciation Fund	151	11.598687	12.034178	1,755	0.71%	0.95%	1.40%	12.51%	13.03%
Main Street Fund	222	12.500898	13.077203	2,798	1.02%	0.95%	1.50%	15.11%	15.76%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	341	14.918978	15.478914	5,087	1.05%	0.95%	1.40%	7.23%	7.72%
Total Return Portfolio	525	15.154758	15.853109	8,069	2.52%	0.95%	1.50%	7.95%	8.56%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	191	12.943681	13.083891	2,496	1.82%	1.40%	1.50%	6.17%	6.28%
Strategic Growth Fund	233	11.813071	11.940945	2,783	1.43%	1.40%	1.50%	9.74%	9.85%
Wilshire Variable Insurance Trust:
2015 ETF Fund	46	10.812803	11.096102	498	2.13%	0.95%	1.40%	10.89%	11.40%
2025 ETF Fund	35	10.157895	10.334764	355	1.80%	1.10%	1.40%	11.15%	11.49%
2035 ETF Fund	36	9.436155	9.600483	342	1.58%	1.10%	1.40%	12.48%	12.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS—CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Periods Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios—Class I Shares:
Large Company Value Fund	234	$9.711168	$10.029814	$2,279	1.63%	0.95%	1.40%	-0.29%	0.16%
Mid Cap Value Fund	472	14.016711	14.580948	6,677	1.31%	0.95%	1.50%	-2.18%	-1.63%
Ultra Fund	390	10.315905	10.731230	4,054	0.00%	0.95%	1.50%	-0.45%	0.11%
Calamos Advisors Trust:
Growth and Income Portfolio	213	10.207208	10.476349	2,190	1.69%	0.95%	1.50%	-3.34%	-2.80%
Davis Variable Account Fund, Inc.:
Value Portfolio	130	7.904526	8.113069	1,037	0.70%	0.95%	1.50%	-5.61%	-5.08%
Dreyfus Funds—Initial Shares:
Socially Responsible Growth Fund, Inc.	495	11.419795	12.367091	5,739	0.91%	0.95%	1.50%	-0.61%	-0.06%
Stock Index Fund, Inc.	2,693	13.633137	14.763987	37,239	1.84%	0.95%	1.50%	0.35%	0.91%
Dreyfus Investment Portfolio—Initial Shares:
Technology Growth Portfolio	847	12.601291	13.108589	10,748	0.00%	0.95%	1.50%	-9.16%	-8.66%
Dreyfus Investment Portfolio—Service Shares:
MidCap Stock Portfolio	54	9.008668	9.202542	489	0.43%	0.95%	1.40%	-1.20%	-0.75%
Dreyfus Variable Investment Funds—Initial Shares:
Appreciation Portfolio	555	16.038052	17.368050	8,984	1.70%	0.95%	1.50%	7.38%	7.98%
Growth and Income Portfolio	273	11.278546	12.214396	3,131	1.28%	0.95%	1.50%	-4.25%	-3.72%
Money Market Portfolio	4,195	1.174932	1.254221	4,979	0.01%	0.95%	1.50%	-1.25%	-0.74%
Opportunistic Small Cap Portfolio	476	10.925843	11.832216	5,281	0.41%	0.95%	1.50%	-15.14%	-14.66%
DWS Investments VIT Funds—Class A:
Small Cap Index VIP	249	15.747735	16.889302	3,968	0.91%	0.95%	1.50%	-5.85%	-5.32%
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	230	9.582086	9.788226	2,204	1.01%	0.95%	1.40%	-2.27%	-1.83%
Ibbotson Conservative ETF Asset Allocation Portfolio	70	10.901054	11.135492	759	1.18%	0.95%	1.40%	1.70%	2.16%
Ibbotson Growth ETF Asset Allocation Portfolio	351	8.831294	9.021307	3,102	1.21%	0.95%	1.40%	-5.02%	-4.59%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	93	10.191838	10.411042	955	0.86%	0.95%	1.40%	-0.33%	0.13%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	123	7.992835	8.164847	987	1.83%	0.95%	1.40%	-11.88%	-11.48%
Invesco Variable Insurance Funds—Series I Shares:
Core Equity Fund	555	10.689653	10.969906	5,929	0.95%	0.95%	1.40%	-1.46%	-1.01%
Dividend Growth Fund (*)	85	9.137312	9.165439	776	0.00%	0.95%	1.40%	-8.63%	-8.35%
Global Health Care Fund	236	11.532821	12.234356	2,748	0.00%	0.95%	1.50%	2.39%	2.96%
High Yield Fund	170	14.600221	15.119626	2,479	7.48%	0.95%	1.40%	-0.45%	0.00%
Small Cap Equity Fund	260	13.007163	13.530893	3,403	0.00%	0.95%	1.50%	-2.21%	-1.67%
Van Kampen Comstock Fund (*)	811	8.892927	8.926428	7,219	0.00%	0.95%	1.50%	-11.07%	-10.74%
Van Kampen U.S. Mid Cap Value Portfolio	347	22.632046	25.047366	8,127	0.70%	0.95%	1.65%	-0.74%	-0.04%
Janus Aspen Series—Institutional Shares:
Balanced Portfolio	1,480	23.800233	26.339751	36,419	2.64%	0.95%	1.65%	-0.04%	0.67%
Enterprise Portfolio	609	20.380175	21.753081	12,407	0.00%	0.95%	1.40%	-2.80%	-2.35%
Forty Portfolio	894	11.699545	12.547680	10,601	0.37%	0.95%	1.50%	-8.09%	-7.58%
Janus Portfolio	949	12.561895	13.604019	12,087	0.60%	0.95%	1.50%	-6.72%	-6.20%
Overseas Portfolio	819	23.685193	25.649952	19,613	0.49%	0.95%	1.50%	-33.19%	-32.81%
Worldwide Portfolio	741	11.281669	12.217572	8,486	0.59%	0.95%	1.50%	-15.03%	-14.56%
Morgan Stanley—The Universal Institutional Funds, Inc.—Class I:
Core Plus Fixed Income Portfolio	461	16.188954	17.531258	7,568	3.78%	0.95%	1.50%	4.07%	4.65%
Mid-Cap Growth Portfolio	151	10.914608	11.202473	1,652	0.47%	0.95%	1.50%	-8.51%	-8.00%
U.S. Real Estate Portfolio	287	30.681207	33.225818	8,936	0.86%	0.95%	1.50%	4.33%	4.92%
Oppenheimer Variable Account Funds—Non-Service Shares:
Balanced Fund	140	8.687427	9.037210	1,228	2.51%	0.95%	1.50%	-0.79%	-0.23%
Capital Appreciation Fund	171	10.308821	10.647028	1,765	0.38%	0.95%	1.40%	-2.53%	-2.09%
Main Street Fund	251	10.859984	11.297248	2,747	0.82%	0.95%	1.50%	-1.51%	-0.96%
PIMCO Variable Insurance Trust—Administrative Class:
Real Return Portfolio	380	13.912909	14.369148	5,284	1.94%	0.95%	1.40%	10.12%	10.62%
Total Return Portfolio	506	14.038660	14.603585	7,178	2.55%	0.95%	1.50%	2.06%	2.63%
Timothy Partners, Ltd.—Variable Series:
Conservative Growth Fund	208	12.191822	12.311332	2,564	1.43%	1.40%	1.50%	0.37%	0.47%
Strategic Growth Fund	258	10.764584	10.870014	2,805	0.51%	1.40%	1.50%	-5.15%	-5.05%
Wilshire Variable Insurance Trust:
2015 ETF Fund	54	9.750608	9.960378	532	1.51%	0.95%	1.40%	0.14%	0.60%
2025 ETF Fund	37	9.139184	9.269945	338	1.29%	1.10%	1.40%	-1.14%	-0.84%
2035 ETF Fund	42	8.388909	8.508957	350	1.18%	1.10%	1.40%	-3.05%	-2.76%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from May 2, 2011 (commencement of operations) to December 31, 2011.

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2015, 2014 and 2013

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2015, 2014 and 2013

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2015 and 2014, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 27, 2016

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2015	2014
Assets:
Cash and cash equivalents	$28,170	$21,898
Investments:
Fixed maturities, available for sale at fair value (amortized cost—$2,282,511 and $2,207,756)	2,347,772	2,341,441
Equity securities - available for sale—at fair value Common stocks (cost—$5,702 and $5,902)	5,220	6,395
Perpetual preferred stocks (cost—$1,000 and $1,000)	999	1,028
Policy loans	59,246	60,396

Total cash and investments	2,441,407	2,431,158
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $27,956 and $58,210)	105,539	81,556
Accrued investment income	23,510	22,684
Variable annuity assets (separate accounts)	608,154	661,887
Equity options—fixed indexed annuities	7,114	11,509
Funds held as collateral	390	3,220
Other assets	1,808	931

Total assets	$3,187,922	$3,212,945

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $1,111 and $1,780)	$2,206,101	$2,164,932
Variable annuity liabilities (separate accounts)	608,154	661,887
Current federal income tax payable to affiliate	1,939	373
Liability for funds held as collateral	390	3,220
Net deferred tax liabilities	37,181	48,796
Other liabilities	5,283	3,884

Total liabilities	2,859,048	2,883,092
Shareholder’s Equity:
Common stock, par value—$125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	126,253	102,203
Accumulated other comprehensive income, net of tax	23,212	48,241

Total shareholder’s equity	328,874	329,853

Total liabilities and equity	$3,187,922	$3,212,945

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2015	2014	2013
Revenues:
Net investment income	$113,897	$114,373	$113,690
Realized gains on securities (*)	1,538	3,302	3,108
Policy charges	13,746	14,900	14,768
Other income	1,490	1,542	1,443

Total revenues	130,671	134,117	133,009
Costs and Expenses:
Annuity benefits	58,825	62,168	47,976
Insurance acquisition expenses, net	21,327	27,075	22,865
Other expenses	14,711	15,579	16,634

Total costs and expenses	94,863	104,822	87,475

Earnings before income taxes	35,808	29,295	45,534
Provision for income taxes	11,758	8,969	14,836

Net Earnings Attributable to Shareholder	$24,050	$20,326	$30,698

(*) Consists of the following: Realized gains before impairments	$2,620	$3,303	$3,231
Losses on securities with impairment	(1,046)	(1)	(115)
Non-credit portion of impairment recognized in other comprehensive income (loss)	(36)	—	(8)

Impairment charges recognized in earnings	(1,082)	(1)	(123)

Total realized gains on securities	$1,538	$3,302	$3,108

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2015	2014	2013
Comprehensive Income (Loss):
Net earnings	$24,050	$20,326	$30,698
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(24,029)	18,722	(27,566)
Reclassification adjustment for realized gains included in net earnings	(1,000)	(2,146)	(2,020)

Total net unrealized gains (losses) on securities	(25,029)	16,576	(29,586)

Total comprehensive income (loss), net of tax	$(979)	$36,902	$1,112

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2012	20,000	$179,409	$51,179	$61,251	$291,839
Net earnings	—	—	30,698	—	30,698
Other comprehensive loss	—	—	—	(29,586)	(29,586)

Balance at December 31, 2013	20,000	$179,409	$81,877	$31,665	$292,951
Net earnings	—	—	20,326	—	20,326
Other comprehensive income	—	—	—	16,576	16,576

Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853
Net earnings	—	—	24,050	—	24,050
Other comprehensive loss	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2015	2014	2013
Operating Activities:
Net earnings	$24,050	$20,326	$30,698
Adjustments:
Depreciation and amortization	(5,792)	(7,971)	(5,776)
Annuity benefits	58,825	62,168	47,976
Realized gains on investments	(1,538)	(3,302)	(3,108)
Deferred annuity policy acquisition costs	(10,703)	(11,224)	(11,557)
Amortization of insurance acquisition costs	16,405	22,422	18,236
Change in:
Accrued investment income	(826)	(87)	(358)
Payables to affiliates, net	3,427	(4,773)	4,477
Funds held as collateral	2,830	—	—
Other assets	(861)	13,773	4,838
Liability for funds held as collateral	(2,830)	—	—
Other liabilities	(648)	(2,777)	4,526
Other operating activates, net	(61)	(115)	(265)

Net cash provided by operating activities	82,278	88,634	89,687

Investing Activities:
Purchases of:
Fixed maturities	(310,601)	(378,077)	(410,728)
Equity securities	(1,000)	—	(5,855)
Equity options—fixed indexed annuities	(9,016)	—	—
Proceeds from:
Maturities and redemptions of fixed maturities	226,121	270,330	291,243
Sales of fixed maturities	18,407	3,729	20,342
Sales of equity maturities	1,000	564	555
Exercise of equity options—fixed indexed annuities	12,084	—	—
Other investing activities, net	1,150	(355)	169

Net cash used in investing activities	(61,855)	(103,809)	(104,274)

Financing Activities:
Annuity receipts	215,589	229,217	232,682
Annuity surrenders, benefits and withdrawals	(272,375)	(260,466)	(251,703)
Net transfers from variable annuity assets	42,635	43,395	31,924

Net cash provided by (used in) financing activities	(14,151)	12,146	12,903

Net Change in Cash and Cash Equivalents	6,272	(3,029)	(1,684)
Cash and cash equivalents at beginning of year	21,898	24,927	26,611

Cash and cash equivalents at end of year	$28,170	$21,898	$24,927

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation. Events or transactions occurring subsequent to December 31, 2015, and prior to the filing of these audited financial statements, have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2015 or 2014.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net income instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefits expense and decreases for policy charges are recorded as annuity policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements on a recurring basis are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2015
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,495	$6,510	$—	$8,005
States, municipalities and political subdivisions	—	375,801	—	375,801
Residential MBS	—	219,835	12,220	232,055
Commercial MBS	—	219,846	3,177	223,023
Asset-backed securities	—	224,076	13,779	237,855
Corporate and other	—	1,254,016	17,017	1,271,033

Total AFS fixed maturities	1,495	2,300,084	46,193	2,347,772
Equity securities:
Common stocks	5,220	—	—	5,220
Perpetual preferred stocks	999	—	—	999
Variable annuity (separate accounts) (*)	—	608,154	—	608,154
Other assets — derivatives	—	7,114	—	7,114

Total assets accounted for at fair value	$7,714	$2,915,352	$46,193	$2,969,259

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$58,172	$58,172

Total Liabilities accounted for at fair value	$—	$—	$58,172	$58,172

	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$3,423	$7,260	$—	$10,683
States, municipalities and political subdivisions	—	362,051	—	362,051
Residential MBS	—	274,765	20,310	295,075
Commercial MBS	—	245,682	3,615	249,297
Asset-backed securities	—	216,611	14,899	231,510
Corporate and other	—	1,175,597	17,228	1,192,825

Total AFS fixed maturities	3,423	2,281,966	56,052	2,341,441
Equity securities:
Common stocks	6,395	—	—	6,395
Perpetual preferred stocks	—	1,028	—	1,028
Variable annuity (separate accounts) (*)	—	661,887	—	661,887
Other assets — derivatives	—	11,509	—	11,509

Total assets accounted for at fair value	$9,818	$2,956,390	$56,052	$3,022,260

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$55,653	$55,653

Total Liabilities accounted for at fair value	$—	$—	$55,653	$55,653

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

During 2015 and 2014, there were no transfers between Level 1 and Level 2. Less than 2% of total assets carried at fair value on December 31, 2015, were Level 3 assets. Approximately 33% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 4% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $58.2 million at December 31, 2015. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

See Note D — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.30% - 2.95% over the risk free rate
Risk margin for uncertainty in cash flows	0.58% reduction in the discount rate
Surrenders	3% -18% of indexed account value
Partial surrenders	2% - 10% of indexed account value
Annuitizations	0.75% - 1.5% of indexed account value
Deaths	1.5% - 4.0% of indexed account value
Budgeted option costs	1.75% - 3.5% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 5% to 10% in the majority of future calendar years (3% to 18% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2015, 2014, and 2013 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
Residential MBS	$25,677	$248	$(244)	$—	$(2,483)	$7,323	$(10,211)	$20,310
Commercial MBS	1,580	(22)	(5)	—	—	2,062	—	3,615
Asset-backed securities	4,868	736	(79)	7,674	(3,212)	5,907	(995)	14,899
Corporate and other	10,404	643	322	—	(2,831)	8,690	—	17,228
Other assets	3,374	50	—	—	(3,424)	—	—	—
Embedded derivatives (*)	(41,798)	(11,683)	—	(5,735)	3,563	—	—	(55,653)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.4 million in 2014.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
Residential MBS	$26,699	$409	$727	$685	$(5,891)	$8,801	$(5,753)	$25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset-backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives (*)	(38,733)	(2,020)	—	(3,987)	2,942	—	—	(41,798)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $6.9 million in 2013.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2015
Financial assets:
Cash and cash equivalents	$28,170	$28,170	$28,170	$—	$—
Policy loans	59,246	59,246	—	—	59,246

Total financial assets not accounted for at fair value	$87,416	$87,416	$28,170	$—	$59,246

Financial liabilities:
Annuity benefits accumulated*	$2,197,148	$2,115,229	$—	$—	$2,115,229

Total financial liabilities not accounted for at fair value	$2,197,148	$2,115,229	$—	$—	$2,115,229

2014
Financial assets:
Cash and cash equivalents	$21,898	$21,898	$21,898	$—	$—
Policy loans	60,396	60,396	—	—	60,396

Total financial assets not accounted for at fair value	$82,294	$82,294	$21,898	$—	$60,396

Financial liabilities:
Annuity benefits accumulated*	$2,156,207	$2,123,883	$—	$—	$2,123,883

Total financial liabilities not accounted for at fair value	$2,156,207	$2,123,883	$—	$—	$2,123,883

*	Excludes $8,953 and $8,725 of life contingent annuities in the payout phase at December 31, 2015 and 2014, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized, The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2015
Fixed maturities	$2,282,511	$65,261	$2,347,772
Equity securities	6,702	(483)	6,219
Deferred policy acquisition costs	133,495	(27,956)	105,539
Annuity benefits accumulated	(2,204,990)	(1,111)	(2,206,101)

Unrealized gain, pretax		35,711
Deferred tax on unrealized gain		(12,499)

Unrealized gain, after tax (included in AOCI)		$23,212

December 31, 2014
Fixed maturities	$2,207,756	$133,685	$2,341,441
Equity securities	6,902	521	7,423
Deferred policy acquisition costs	139,766	(58,210)	81,556
Annuity benefits accumulated	(2,163,152)	(1,780)	(2,164,932)

Unrealized gain, pretax		74,216
Deferred tax on unrealized gain		(25,975)

Unrealized gain, after tax (included in AOCI)		$48,241

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2015				2014
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$7,484	$8,005	$522	$(1)	$9,937	$10,683	$746	$—
States, municipalities and political subdivisions	365,712	375,801	13,933	(3,844)	344,053	362,051	19,006	(1,008)
Residential MBS	209,032	232,055	23,650	(627)	266,453	295,075	29,691	(1,069)
Commercial MBS	215,222	223,023	7,805	(4)	232,371	249,297	16,926	—
Asset-backed securities	237,878	237,855	1,694	(1,717)	230,378	231,510	2,576	(1,444)
Corporate and other	1,247,183	1,271,033	43,411	(19,561)	1,124,564	1,192,825	70,641	(2,380)

Total fixed maturities	$2,282,511	$2,347,772	$91,015	$(25,754)	$2,207,756	$2,341,441	$139,586	$(5,901)

Common stocks	$5,702	$5,220	$194	$(676)	$5,902	$6,395	$499	$(6)

Perpetual preferred stocks	$1,000	$999	$—	$(1)	$1,000	$1,028	$28	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2015 and 2014, respectively, were $22.4 million and $23.2 million. Gross unrealized gains on such securities at December 31, 2015 and December 31, 2014 were $12.0 million and $13.5 million, respectively. Gross unrealized losses on such securities at December 31, 2015 and December 31, 2014 were $0.4 million and $0.6 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and all relate to residential MBS.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
2015
Fixed Maturities:
U.S. Government and government agencies	$(1)	$214	100%	$—	$—	—%
States, municipalities and political subdivision	(3,103)	104,825	97%	(741)	13,949	95%
Residential MBS	(110)	8,368	99%	(517)	9,708	95%
Commercial MBS	(4)	5,393	100%	—	—	—%
Asset-backed securities	(1,177)	106,046	99%	(540)	26,700	98%
Corporate and other	(15,337)	340,446	96%	(4,224)	24,075	85%

Total fixed maturities	$(19,732)	$565,292	97%	$(6,022)	$74,432	93%

Common stocks	$(676)	$4,983	88%	$—	$—	—%

Perpetual preferred stocks	$(1)	$999	100%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
2014
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivision	—	—	—%	(1,008)	47,559	98%
Residential MBS	(118)	7,003	98%	(951)	14,983	94%
Commercial MBS	—	—	—%	—	—	—%
Asset-backed securities	(641)	78,596	99%	(803)	41,993	98%
Corporate and other	(1,018)	34,755	97%	(1,362)	46,897	97%

Total fixed maturities	$(1,777)	$120,354	99%	$(4,124)	$151,432	97%

Common stocks	$(6)	$1,357	100%	$—	$—	—%

At December 31, 2015, the gross unrealized losses on fixed maturities of $25.8 million relate to approximately 430 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 86% of the gross unrealized loss and 95% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2015, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2015.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2015	2014	2013
Balance at January 1	$19,756	$22,140	$22,142
Additional credit impairments on:
Previously impaired securities	66	—	15
Securities without prior impairments	28	—	—
Reductions—disposals	(796)	(2,384)	(17)

Balance at December 31	$19,054	$19,756	$22,140

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2015 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$70,378	$71,755	3%
After one year through five years	387,403	410,778	18%
After five years through ten years	917,959	926,774	40%
After ten years	244,639	245,532	10%

	1,620,379	1,654,839	71%
MBS (average life of approximately 3 1⁄2 years)	424,254	455,078	19%
Asset-backed securities (average life of approximately 5 years)	237,878	237,855	10%

Total	$2,282,511	$2,347,772	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2015 or 2014.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2015	2014	2013
Investment income:
Fixed maturities	$109,750	$109,679	$109,451
Equity securities	798	801	445
Policy loans	4,031	3,949	4,113
Other	58	139	266

Gross investment income	114,637	114,568	114,275
Investment expenses	(740)	(195)	(585)

Net investment income	$113,897	$114,373	$113,690

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.5 million in 2015, less than $0.1 million in 2014 and $0.4 million in 2013.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)
Year ended December 31, 2014
Realized before impairments	$2,509	$361	$433	$(1,156)	$2,147
Realized - impairments	—	(1)	—	—	(1)
Change in unrealized	39,614	558	(14,673)	(8,923)	16,576
Year ended December 31, 2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2015	2014	2013
Fixed maturities:
Gross gains	$2,524	$2,514	$3,077
Gross losses	(176)	(5)	(311)
Equity securities:
Gross gains	—	361	260
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2015		December 31, 2014
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$644	$—	$834	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated	—	58,172	—	55,653
Equity index call options	Equity options—fixed indexed annuities	7,114	—	11,509	—

		$7,758	$58,172	$12,343	$55,653

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2015, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2015, 2014 and 2013 (in thousands):

Derivative	Statement of Earnings Line	2015	2014	2013
MBS with embedded derivatives	Realized gains on securities	$(62)	$42	$14
Fixed-indexed annuities (embedded derivatives)(*)	Annuity benefits	(841)	(11,683)	(2,020)
Equity index call options	Annuity benefits	(1,327)	6,594	11,196

		$(2,230)	$(5,047)	$9,190

(*)	The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($1,027) in 2015, ($2,395) in 2014 and $6,928 in 2013.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(20,712)	(4,255)	—	(24,967)
Annuity unlocking	2,476	391	—	2,867
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	126,630	26,671	(44,244)	109,057
Additions	11,224	1,900	—	13,124
Amortization:
Periodic amortization	(19,555)	(3,470)	—	(23,025)
Annuity unlocking	(2,867)	(1,202)	—	(4,069)
Included in realized gains	404	31	—	435
Change in unrealized	—	—	(13,966)	(13,966)

Balance at December 31, 2014	115,836	23,930	(58,210)	81,556
Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	$110,883	$22,612	$(27,956)	$105,539

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”) Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$23,212

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$28,801	$(10,079)	$18,722
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3,302)	1,156	(2,146)

Total net unrealized gains on securities (b)	$31,665	$25,499	$(8,923)	$16,576	$48,241

Year ended December 31, 2013
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(42,410)	$14,844	$(27,566)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3,108)	1,088	(2,020)

Total net unrealized gains on securities (b)	$61,251	$(45,518)	$15,932	$(29,586)	$31,665

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $4.2 million, $4.6 million and $4.2 million at December 31, 2015, 2014 and 2013, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2015		2014		2013
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$35,808		$29,295		$45,534

Income taxes at statutory rate	$12,533	35%	$10,253	35%	$15,937	35%
Effect of permanent items:
Dividends received deduction	(917)	(3%)	(1,070)	(4%)	(906)	(2%)
Other	142	0%	(214)	(1%)	(195)	0%

Provision for income taxes as shown in the Statement of Earnings	$11,758	32%	$8,969	30%	$14,836	33%

AILIC’s 2012-2015 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2015, 2014 and 2013.

The total income tax provision (credit) consists of (in thousands):

	2015	2014	2013
Current taxes:
Federal	$9,725	$11,356	$11,595
State	173	—	—
Deferred taxes:
Federal	1,860	(2,387)	3,241

Provision for income taxes	$11,758	$8,969	$14,836

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2015			2014
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$23,296	$389	$23,685	$27,760	$623	$28,383
Other, net	332	—	332	448	—	448

Total deferred tax assets	23,628	389	24,017	28,208	623	28,831
Deferred tax liabilities:
Investment securities	(2,124)	(22,673)	(24,797)	(2,719)	(46,973)	(49,692)
Deferred policy acquisition costs	(46,186)	9,785	(36,401)	(48,310)	20,375	(27,935)

Total deferred tax liabilities	(48,310)	(12,888)	(61,198)	(51,029)	(26,598)	(77,627)

Net deferred tax liabilities	$(24,682)	$(12,499)	$(37,181)	$(22,821)	$(25,975)	$(48,796)

The likelihood of realizing deferred tax assets is reviewed periodically. There was no valuation allowance against deferred tax assets as of December 31, 2015 and 2014.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

In July 2014, AFG finalized a settlement with the IRS related to tax years 2008 and 2009. As a result, AILIC’s uncertain tax positions are now effectively settled, allowing AILIC to reduce its liability for previously uncertain tax positions by $1.6 million in the third quarter of 2014. AILIC decreased its liability for uncertain tax positions by $1.6 million in 2014 and $0.2 million in 2013, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. The following is a progression of AILIC’s uncertain tax positions, excluding interest and penalties, which all relates to the uncertainty as to the timing of tax return inclusion of investment income of certain debt securities (in thousands):

	2015	2014	2013
Balance at January 1	$—	$1,587	$1,749
Reductions for tax positions of current year	—	(1,587)	(162)

Balance at December 31	$—	$—	$1,587

Cash payments for income taxes, net of refunds, were $8.2 million, $13.7 million and $10.4 million in 2015, 2014 and 2013, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2015, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

Net Earnings			Capital and Surplus
2015	2014	2013	2015	2014
$25,032	$27,589	$23,218	$245,567	$227,090

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2015 and 2014, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2015 or 2014.

The maximum amount of dividends that can be paid to stockholders in 2016 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2016 without prior approval is $25.0 million, based on net income.

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—CONTINUED

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”), guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2015	2014
Excess death and annuitization	$745	$797
Guaranteed withdrawal benefits	2,851	2,169

Variable Annuities At December 31, 2015, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $27.0 million, compared to $23.3 million at December 31, 2014. Death benefits paid in excess of the variable annuity account balances were $0.3 million in 2015 and $0.2 million in both 2014 and 2013.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2015, 2014 and 2013, AILIC paid $15.3 million, $16.1 million and $16.0 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In both 2015 and 2014 AILIC paid $4.5 million and in 2013 AILIC paid $4.2 million, to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.3 million in both 2015 and 2014 and $0.4 million in 2013 for its retirement and employee savings plans.

24

PART C. Other Information

Note:	This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(2)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

1

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(7)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(2)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(1A)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 29/

(2)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 3B/

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 3B/

2

(4)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(5)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(6)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(1A)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(2A)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(3A)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(4)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(5)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(6)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(7)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSIOIN, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(1A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(2A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(3A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(4)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(4A)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 3/

(5)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

3

(6)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(7)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1A)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-3).

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 28/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 28/

(4)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(5)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1A)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3).

(2)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1A)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(1B)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 3B/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(2)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 6/

(o)	GUARANTEED WITHDRAWAL BENEFIT RIDERS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

4

(o-1)	INCOME BENEFIT RIDER

(1)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(2)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(3)	Form of Income Benefit Rider to Group Contract. 8/

(4)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(1A)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(2)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(3)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(4)	Form of Death Benefit Amount Endorsement to Group Contract.

(5)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract.

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

(2)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

5

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)	Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds: Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds: Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds: Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds: (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM: Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM: Amendment No. 1 to Administrative Services Agreement.

(3)	AIM: Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

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(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

(2)	[reserved]

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

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(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DEUTSCHE (formerly DWS)

(1)	Deutsche (formerly DWS): Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(ii)	Deutsche (formerly DWS) Variable Series I, Variable Series II, and Investment VIT Funds: Admendment dated May 1, 2015 to Participation Agreement. 32/

(2)	Deutsche (formerly DWS): Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	Deutsche (formerly DWS): Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)	Deutsche (formerly DWS): Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	Deutsche (formerly DWS): Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	Duetsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust) (1) Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(2)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

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(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 28/

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN) UNIVERSAL INSTITUTIONAL FUNDS

(1)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(2)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

9

(ii)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(iii)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(3)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(4)	Morgan Stanley (formerly Van Kampen): Servicing Agreement between The Universal Institutional Fund and Annuity Investors Life Insurance Company dated as of May 1, 2015. 32/

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(iv)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

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(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2015. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on December 23, 1996.
1A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on November 8, 1995.
2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on December 4, 1995.
2A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on June 3, 1997.
2B/	Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on February 27, 2004.
3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on May 6 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on February 26, 1998.
4/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on April 29, 1998.
5/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on February 26, 1999.
6/	Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409(AMERICUS), 1940 Act File No. 811-07299, on March 1, 2005.
7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on April 29, 1997.
8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on February 26, 1999.
9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on May 2, 2001.
10/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on February 28, 2003.
11/	[text intentionally deleted]
12/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on November 17, 1998.

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13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300(HELMSMAN), 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/	[text intentionally deleted]
22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on or about May 1, 2007.
23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on or about May 22, 2007.
24/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676(ACCESS100), 1940 Act File No. 811-21095, on or about April 27, 2009.
25/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(TRANSITION20), 1940 Act File No. 811-21095, on or about February 16, 2010.
26/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(TRANSITION20), 1940 Act File No. 811-21095, on or about April 29, 2010.
27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 22, 2011.
28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on or about April 23, 2012.
28A/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on or about April 23, 2012.
29/	Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on or about April 23, 2012.
30/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 30, 2013.
31/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 30, 2014.
32/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 30, 2015.
FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer

Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer

Mark F. Muething	Director and Executive Vice President & Secretary

Michael J. Prager	Director

Jeffrey G. Hester	Director

John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer

Adrienne Kessling	Senior Vice President-Operations

Michael H. Haney	Vice President

Rebecca Schriml	Vice President

Brian Sponaugle	Vice President

Richard L. Sutton	Assistant Vice President & Appointed Actuary

Eugene M. Breen	Appointed Actuary

H. Kim Baird	Assistant Treasurer

William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 29, 2016, there were 7,177 Individual Contract Owners of which 6,911 were qualified and 266 were non-qualified.

As of February 29, 2016, there were 1,901 Participants (Certificate Owners) in 185 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term

13

“Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Financial Group, Inc.

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 27, 2016.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner S. Craig Lindner*	President and Chief Executive Officer April 27, 2016

/s/ Christopher P. Miliano Christopher P. Miliano*	Executive Vice President, Chief Financial Officer-Operations, Treasurer & Director April 27, 2016

/s/ Mark F. Muething Mark F. Muething*	Executive Vice President, Secretary & Director April 27, 2016

/s/ Michael J. Prager Michael J. Prager*	Director April 27, 2016

/s/ Jeffrey G. Hester Jeffrey G. Hester*	Director April 27, 2016

/s/ John P. Gruber * John P. Gruber, as Attorney-in-Fact	April 27, 2016

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit
(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2015.

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